As filed with the Securities and Exchange	Registration No. 333-69431
Commission on April 17, 2019	Registration No. 811-04208

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 27	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Select*Life Variable Account

(Exact Name of Registrant)

ReliaStar Life Insurance Company

(Name of Depositor)

20 Washington Avenue So.

Minneapolis, MN 55401

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli, Senior Counsel

Voya

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2019, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FLEXDESIGN® VUL

A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE
INSURANCE POLICY

issued by

ReliaStar Life Insurance Company

and its

Select*Life Variable Account

Supplement Dated May 1, 2019

This supplement updates and amends certain information contained in your prospectus dated May 1, 2019. Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® Pioneer High Yield Portfolio.

On November 16, 2018, the Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the VY® Pioneer High Yield Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2019 (the “Reorganization Date”), Class I shares of the VY® Pioneer High Yield Portfolio (the “Merging Fund”) will reorganize with and into Class I shares of the Voya High Yield Portfolio (the “Surviving Fund”).

If shareholders of the Merging Fund approve the Reorganization, from the close of business on July 26, 2019, through the close of business on August 23, 2019, the Merging Fund will be in a “transition period” during which time a large portion of the Merging Fund’s assets may be in temporary investments. During this time, the Merging Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to the fixed account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the Transfers section beginning on page 49 of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your policy value immediately before the reallocation will equal your policy value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your policy. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. See the Transfers section beginning on page 49 of your policy prospectus for information about making fund allocation changes.

Page 1 of 2	May 2019

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050 or www.voyalifecustomerservice.com.

NOTICE OF AN UPCOMING FUND ADDITION

In connection with the upcoming fund merger involving the VY® Pioneer High Yield Portfolio referenced above, Class I shares of the Voya High Yield Portfolio have, effective May 1, 2019, been added to your policy as a replacement investment option.

Please note the following information about the Voya High Yield Portfolio:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 5011

Minot, ND 58702-5011

1-877-886-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	May 2019

FLEXDESIGN® VUL

A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by

ReliaStar Life Insurance Company and its Select*Life Variable Account

The Policy

•   Is no longer offered for new sales.

•   Is issued by ReliaStar Life Insurance Company.

•   Is returnable by you during the free look period if you are not satisfied.

Premium Payments

•   Are flexible, so the premium amount and frequency may vary.

•   Are allocated to the variable account and the fixed account, based on your instructions.

•   Are subject to specified fees and charges.

The Policy Value

•   Is the sum of your holdings in the fixed account and the variable account.

•   Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.

•   Has a minimum guaranteed rate of return for amounts in the fixed account.

•   Is subject to specified fees and charges, including possible surrender charges.

Death Benefit Proceeds

•   Are paid if your policy is in force when the insured person dies.

•   Are calculated under your choice of options:

>  Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

>  Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

>  Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

•   Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.

•   Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Sales Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the policy. See Distribution of the Policy, page 80, for further information about the amount of compensation we may pay.

Fund Managers

Mutual funds managed by the following investment managers are currently available through the policy:

•      Amundi Pioneer Asset Management, Inc.

•      BAMCO, Inc.

•      BlackRock Advisors, LLC

•      Capital Research and Management CompanySM

•      CBRE Clarion Securities LLC

•      Columbia Management Investment Advisers, LLC

•      Fidelity Management & Research Company

•      FMR Co., Inc.

•      Invesco Advisers, Inc.

•      J.P. Morgan Investment Management Inc.

•      Neuberger Berman Investment Advisers LLC

•      OppenheimerFunds, Inc.

•      T. Rowe Price Associates, Inc.

•      Voya Investment Management Co. LLC

•      Voya Investments, LLC

This prospectus describes what you should know before purchasing the FlexDesign® variable universal life insurance policy. Please read it carefully and keep it for future reference. If you received a summary prospectus for any of the mutual funds available through your policy, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the mutual funds available through your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your policy.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. The policy is subject to investment risk.

The date of this prospectus is May 1, 2019.

TABLE OF CONTENTS

Page	Page

POLICY SUMMARY........................................................... 3

The Policy’s Features and Benefits..................................... 3

Factors You Should Consider Before Purchasing a
Policy.................................................................................... 6

Fees and Charges................................................................... 8

THE COMPANY, THE VARIABLE ACCOUNT
AND THE FIXED ACCOUNT....................................... 8

ReliaStar Life Insurance Company.................................... 8

The Investment Options....................................................... 8

DETAILED INFORMATION ABOUT
THE POLICY.................................................................... 8

Important Information Regarding Changes in State

MORE INFORMATION IS AVAILABLE.......... Back Cover

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

Term	Page Where Defined	Term	Page Where Defined
Age .................................................................	8	Policy Value ..................................................	8
Fixed Account ..............................................	4	Preferred Loans ............................................	8
Fixed Account Value ..................................	8	Segment or Coverage Segment...................	8
Loan Account ..............................................	8	Surrender Value ............................................	4
Loan Account Value ..................................	8	Valuation Date .............................................	8
Monthly Processing Date ...........................	8	Variable Account .........................................	4
Net Premium ................................................	3	Variable Account Value ..............................	8
Policy Date ...................................................	8

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

State Variations – State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. References in this prospectus to state law identify matters where state law may require variations from what is disclosed in this prospectus. If you would like to review a copy of the policy and riders for your particular state, contact Customer Service or your agent/registered representative.

You may contact Customer Service at:	P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050 www.voyalifecustomerservice.com

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2

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium Payments See Premium Payments, page 8.

•      You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25.00.

•      You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.

•     We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.

•      We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look Period See Free Look Period, page 8.

•      During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.

•      The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days. The length of the free look period that applies in your state will be shown in your policy.

•      During the free look period, your net premium will be allocated to the subaccount that invests in the Voya Government Liquid Assets Portfolio. See Allocation of Net Premium, page 8.

•      Generally, there are two types of free look refunds:

> Some states require a return of all premium we have received; and > Other states require a return of the current policy value plus a refund of all fees and charges deducted.
Death Benefits See Death Benefits, page 8.

•      Death benefits are paid if your policy is in force when the insured person dies.

•      Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.

•      You may choose between one of three death benefit options:

>   Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

>   Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

>   Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

•      After age 100, the base death benefit under all options will be the policy value.

•      We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans and accrued loan interest and unpaid fees and charges.

•      The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

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3

Death Benefit Guarantees See Death Benefit Guarantees, page 8.

•      Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.

•      However, the policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges when due:

>   The Basic Death Benefit Guarantee is standard on every policy. Your policy will specify the guarantee period. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

>   The Supplemental Death Benefit Guarantee Rider is standard on every policy. Under this guarantee your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date, your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this rider; and

>   The Extended Death Benefit Guarantee Rider is an optional benefit that may be added by rider only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

Rider Benefits See Additional Insurance Benefits, page 8.	• Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
> Optional rider benefits that you must select before they are added to your policy; and > Rider benefits that automatically come with your policy.
• In many cases, we deduct an additional monthly charge for these benefits. • Not all riders may be available under your policy, but the available riders may include:
	> Accelerated Death Benefit Rider > Accidental Death Benefit Rider > Additional Insured Rider > Children’s Insurance Rider > Cost of Living Rider > Extended Death Benefit Guarantee Rider	> Overloan Lapse Protection Rider > Supplemental Death Benefit Guarantee Rider > Term Insurance Rider > Waiver of Monthly Deduction Rider > Waiver of Specified Premium Rider
Investment Options See The Investment Options, page 8.

•      You may allocate your net premiums to the subaccounts of the Select*Life Variable Account (the “variable account”) and our fixed account.

•      The variable account is one of our separate accounts and consists of subaccounts that invest in corresponding mutual funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding mutual fund.

•      Your variable account value will vary with the investment performance of the mutual funds underlying the subaccounts and the charges we deduct from your variable account value.

•      The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.

•      We credit interest of at least 3.00% per year on amounts allocated to the fixed account.

•      We may, in our sole discretion, credit interest in excess of 3.00%.

Transfers See Transfers, page 8.

•      You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose. See Limits on Frequent or Disruptive Transfers, page 8.

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Transfers (Continued)	• There are certain restrictions on transfers from the fixed account. • We currently do not charge for transfers. We reserve the right, however, to charge up to $25.00 for each transfer.
Asset Allocation Programs See Dollar Cost Averaging, page 8. See Automatic Rebalancing, page 8.

•      Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when the price of a fund’s shares is low.

•      Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

•      There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.

•      Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans See Loans, page 8.

•      You may take loans against your policy’s surrender value. We reserve the right to limit borrowing during the first policy year.

•      Unless otherwise required by state law, each new loan must be for at least $500.00 and may not exceed 1 minus 2 where:

1 = 90.00% (100.00% after age 65) of the policy value less any surrender charge; and 2 = The existing loan amount.

•      When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.

•      We credit amounts held in the loan account with interest at an annual rate of 3.00%.

•      We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76%.

•      After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (guaranteed not to exceed 3.38%) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

•      Loans reduce your policy’s death benefit proceeds and may cause your policy to lapse.

•      Loans may have tax consequences, and you should consult with a tax and/or legal adviser before taking a loan against your policy’s surrender value.

Partial Withdrawals See Partial Withdrawals, page 8.

•      After the first policy year, you may withdraw part of your policy’s surrender value.

•      We currently allow only one partial withdrawal each policy year.

•      A partial withdrawal must be at least $500.00.

•      In policy years two through ten you may not withdraw more than 20.00% of your surrender value.

•      We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal.

•      Partial withdrawals reduce your policy’s base death benefit and will reduce your policy’s value.

•      Partial withdrawals may also have tax consequences, and you should consult with a tax and/or legal adviser before taking a partial withdrawal from your policy.

Surrenders See Surrender, page 8.

•      You may surrender your policy for its surrender value at any time before the death of the insured person.

•      The surrender value of a policy is equal to the policy value minus any surrender charge, loan amount and unpaid fees and charges.

•      The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

•      The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.

•      If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.

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Surrenders (Continued)

•      All insurance coverage ends on the date we receive your surrender request.

•      If you surrender your policy, it cannot be reinstated.

•      Surrendering the policy may have tax consequences, and you should consult with a tax and/or legal adviser before surrendering your policy.

Reinstatement See Reinstatement, page 8.

•      Reinstatement means putting a lapsed policy back in force.

•      You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.

•      You will need to pay the required reinstatement premium.

•      If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.

•      If either the automatic Supplemental Death Benefit Guarantee or the optional Extended Death Benefit Guarantee Rider lapses, it cannot be reinstated.

•      A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.

•      Reinstating your policy may have tax consequences, and you should consult with a tax and/or legal adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the subaccounts of the variable account.

Life Insurance Coverage

•      The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.

•      You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges See Fees and Charges, page 8.

•      In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

•      A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

•      We believe the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Grace Period and Lapse See Lapse, page 8.	• Your policy may enter the grace period and subsequently lapse (meaning your policy will terminate without value) if on any monthly processing date:
> A death benefit guarantee is not in effect; and > Your surrender value is not enough to pay the periodic fees and charges when due.

•      If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.

•      If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

Exchanges See Purchasing a Policy, page 8.

•      Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.

•      Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s) will be subject to fees or penalties upon surrender or cancellation.

•      Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

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Investment Risk See The Variable Account, page 8.	• You should evaluate the policy’s long-term investment potential and risks before purchasing a policy. • For amounts you allocate to the subaccounts of the variable account:

>   Your values will fluctuate with the markets, interest rates and the performance of the underlying mutual funds;

>   You assume the risk that your values may decline or not perform to your expectations;

>   Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;

>   Each fund has various investment risks, and some funds are riskier than others;

>   There is no assurance that any of the funds will achieve its stated investment objective;

>   The particular risks associated with each fund are detailed in the fund’s prospectus; and

>   You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.

• For amounts you allocate to the fixed account:
> Interest rates we declare will change over time; and > You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.
• You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
Taxation See TAX CONSIDERATIONS, page 8.

•      Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

•      Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

	> Reduction in the amount of your insurance coverage > Loans > Lapse	> Partial withdrawals > Surrender > Reinstatement

•      In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

•      There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the policy.

•      Consult with a tax and/or legal adviser before you purchase a policy.

Sales Compensation See Distribution of the Policy, page 8.

•      We pay compensation to broker/dealers whose registered representatives sell the policy.

•      Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

•      We generally pay more compensation on premiums paid for base insurance coverage than we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative about the appropriate usage of the Term Insurance Rider coverage for your particular situation.

Other Products

•      We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.

•      Contact your agent/registered representative if you would like information about these other products.

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Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 8.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Premium Expense Charge	• When you make a premium payment.	• 5.00% of each premium payment.
Partial Withdrawal Fee	• When you take a partial withdrawal.	• $25.00.
Surrender Charge[1]	• When you surrender or lapse your policy during the first ten policy years (or ten years from an increase in your insurance coverage).	Range from • $5.30 to $50.50 per $1,000.00 of insurance coverage.

Representative insured person

•      $19.00 per $1,000.00 of insurance coverage.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first policy year.

Transfer Charge[2]	• Each time you make a transfer between investment options.	• $25.00.
Excess Illustration Fee[2]	• Each time you request an illustration after the first each policy year.	• $50.00.
Excess Annual Policy Report Fee[2]	• Each time you request an annual policy report after the first each policy year.	• $50.00.

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1 The surrender charge rates vary based on the insured person’s gender, age and risk class. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth year. The rates shown for the representative insured person are for the first policy year, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

2 We do not currently assess this charge.

Transaction Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Accelerated Death Benefit Rider Charge	• On the date the acceleration request is processed.	• $300.00 per acceleration request.
Overloan Lapse Protection Rider	• On the monthly processing date on or next following the date we receive your request to exercise the rider benefit.	• 3.50% of the policy value.[3]

Periodic Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 8; and Loan Interest, page 8.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[4]
Cost of Insurance Charge[5]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of insurance coverage.

Representative insured person

•      $0.14 per $1,000.00 of insurance coverage.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first policy year.

Administrative Charge	• On each monthly processing date.	• $12.00.

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3 Your policy value is the sum of your holdings in the fixed and variable accounts.

4 This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

5 The cost of insurance charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

Periodic Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[6]
Monthly Amount Charge[7]	• On each monthly processing date during the first ten policy years (or for ten years following an increase in your insurance coverage).	Range from • $0.01 to $3.33 per $1,000.00 of insurance coverage.

Representative insured person

•      $0.12 per $1,000.00 of insurance coverage.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first policy year.

Mortality and Expense Risk Charge[8]	• On each monthly processing date.	• 0.05% monthly (0.60% annually) of variable account value (after the other monthly fees and charges are deducted).
Loan Interest Charge	• Payable in advance at the time you take a loan and each policy year thereafter.	• 4.76% annually of the amount held in the loan account for non-preferred loans. • 3.38% annually of the amount held in the loan account for preferred loans.

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6 These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

7 The monthly amount charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

8 The monthly mortality and expense risk charge rate is rounded the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 29, for the monthly rate without rounding.

Optional Rider Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date if you elect any of the optional rider benefits. See Rider Fees and Charges, page 8.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[9]
Accidental Death Benefit Rider[10]	• On each monthly processing date.	Range from • $0.07 to $0.17 per $1,000.00 of rider benefit.

Representative insured person

•      $0.07 per $1,000.00 of rider benefit.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

Additional Insured Rider[11]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of rider benefit.

Representative insured person

•      $0.18 per $1,000.00 of rider benefit.

•      The representative insured person is a female, age 40 in the preferred no tobacco risk class.

•      The rates shown for the representative insured person are for the first rider year.

Children’s Insurance Rider	• On each monthly processing date.	• $0.62 per $1,000.00 of rider benefit.
Term Insurance Rider[11]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of rider benefit.

Representative insured person

•      $0.14 per $1,000.00 of rider benefit.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

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9   This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

10 The rates for this rider vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown are for the first rider year, and they generally increase thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

11 The rates for these riders vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. The rates shown may have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

Optional Rider Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[12]
Waiver of Monthly Deduction Rider[13]	• On each monthly processing date.	Range from • $0.03 to $0.48 per $1.00 of the periodic fees and charges due each month.

Representative insured person

•      $0.05 per $1.00 of the periodic fees and charges due each month.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

Waiver of Specified Premium[13]	• On each monthly processing date.	Range from • $0.03 to $0.16 per $1.00 of the specified amount of premium.

Representative insured person

•      $0.03 per $1.00 of the periodic fees and charges due each month.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

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12 This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

13 The rates for this rider vary based on the insured person’s age at issue, gender and risk class (where applicable). The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. Rates may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

Fund Fees and Expenses. The following table shows the minimum and maximum total annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 8.

	Minimum	Maximum
Total Annual Fund Expenses (deducted from fund assets)[14]	0.27%	1.27%

Total annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 8.

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14 Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

How the Policy Works

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THE COMPANY, THE VARIABLE ACCOUNT AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company

ReliaStar Life Insurance Company (“ReliaStar,” “we,” “us,” “our,” and the “company”) issues the variable universal life insurance policy described in this prospectus and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency (“OCC”). For example, U.S federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 8, for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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The Investment Options

You may allocate your premium payments to any of the available investment options. These options include subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses, whether or not realized, credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding mutual fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the mutual funds when you allocate premium payments or policy value to the subaccounts of the variable account.

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Funds Available Through the Variable Account. The following chart lists the mutual funds that are currently available through the variable account.

Funds Currently Available Through the Variable Account*

•   American Funds Insurance Series® – Growth Fund (Class 2)

•   American Funds Insurance Series® – Growth-Income Fund (Class 2)

•   American Funds Insurance Series® – International Fund (Class 2)

•   BlackRock Global Allocation V.I. Fund (Class III)

•   Fidelity® VIP ContrafundSM Portfolio (Initial Class)

•   Fidelity® VIP Equity-Income Portfolio (Initial Class)

•   Neuberger Berman AMT Sustainable Equity Portfolio® (Class I)

•   Voya Balanced Portfolio (Class I)

•   Voya Global Bond Portfolio (Class S)

•   Voya Global Equity Portfolio (Class I)[1]

•   Voya Global Perspectives® Portfolio (Class I)[2]

•   Voya Government Liquid Assets Portfolio (Class I)

•   Voya Growth and Income Portfolio (Class I)

•   Voya High Yield Portfolio (Class I)

•   Voya Index Plus LargeCap Portfolio (Class I)

•   Voya Index Plus MidCap Portfolio (Class I)

•   Voya Index Plus SmallCap Portfolio (Class I)

•   Voya Intermediate Bond Portfolio (Class I)

•   Voya International High Dividend Low Volatility Portfolio (Class I)[1,3]

•   Voya International Index Portfolio (Class S)

•   Voya Large Cap Growth Portfolio (Class I)

•   Voya Large Cap Value Portfolio (Class I)

•   Voya Limited Maturity Bond Portfolio (Class S)

•   Voya MidCap Opportunities Portfolio (Class I)

•   Voya Retirement Growth Portfolio (Class I)[2]

•   Voya Retirement Moderate Growth Portfolio (Class I)[2]

•   Voya Retirement Moderate Portfolio (Class I)[2]

•   Voya RussellTM Large Cap Growth Index Portfolio (Class I)

•   Voya RussellTM Large Cap Index Portfolio (Class I)

•   Voya RussellTM Large Cap Value Index Portfolio (Class I)

•   Voya RussellTM Mid Cap Growth Index Portfolio
(Class I)

•   Voya RussellTM Small Cap Index Portfolio (Class I)

•   Voya Small Company Portfolio (Class I)

•   Voya SmallCap Opportunities Portfolio (Class I)

•   Voya Solution Moderately Aggressive Portfolio
(Class I)[2]

•   Voya U.S. Bond Index Portfolio (Class I)

•   Voya U.S. Stock Index Portfolio (Class I)

•   VY® Baron Growth Portfolio (Class I)

•   VY® Clarion Global Real Estate Portfolio (Class S)

•   VY® Columbia Small Cap Value II Portfolio (Class I)

•   VY® Invesco Comstock Portfolio (Class I)

•   VY® Invesco Equity and Income Portfolio (Class I)

•   VY® Invesco Growth and Income Portfolio (Class S)

•   VY® JPMorgan Emerging Markets Equity Portfolio (Class I)

•   VY® JPMorgan Small Cap Core Equity Portfolio (Class I)

•   VY® Oppenheimer Global Portfolio (Class I)

•   VY® Pioneer High Yield Portfolio (Class I)

•   VY® T. Rowe Price Capital Appreciation Portfolio (Class I)

•   VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

•   VY® T. Rowe Price Equity Income Portfolio (Class I)

•   VY® T. Rowe Price International Stock Portfolio (Class I)

*   See Appendix B for further information about the funds available through the variable account.

1     This fund employs a managed volatility strategy. See the Funds With Managed Volatility Strategies section on page 8 for more information about managed volatility funds.

2     This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 8 and the Fund of Funds section on page 8 for more information about “fund of funds.”

3     Prior to May 1, 2019, this fund was known as the VY® Templeton Foreign Equity Portfolio.

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See Appendix B to this prospectus for more information about the mutual funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. Please read them carefully before investing. You may obtain these documents by contacting Customer Service.

A mutual fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Selection of Underlying Funds. The underlying funds available through the policy described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the policies. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the policy. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding mutual fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions. If we determine that we are permitted to vote the shares in our own right, we may do so.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

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Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

Right to Change the Variable Account. We do not guarantee that each fund will always be available for investment through the policy. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

•      Change the investment objective;

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for policies we issue;

•      Eliminate subaccounts;

•      Combine two or more subaccounts;

•      Close subaccounts. We will notify you in advance by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. See also the Transfers section of this prospectus, page 8, for information about making subaccount allocation changes;

•      Substitute a new mutual fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your policy;

>    There is a change in laws or regulations;

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>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate.

•      In the case of a substitution, the new mutual fund may have different fees and charges than the fund it replaced;

•      Transfer assets related to your policy class to another separate account;

•      Withdraw the variable account from registration under the 1940 Act;

•      Operate the variable account as a management investment company under the 1940 Act;

•      Cause one or more subaccounts to invest in a mutual fund other than, or in addition to, the funds currently available;

•      Stop selling the policy;

•      End any employer or plan trustee agreement with us under the agreement’s terms;

•      Limit or eliminate any voting privileges for the variable account;

•      Make any changes required by the1940 Act or its rules or regulations; or

•      Close a subaccount to new investments.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of policies to which the policy belongs.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). We will notify you of any changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify Customer Service.

The Fixed Account

You may allocate all or a part of your net premium and transfer all or part of your variable account value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

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The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard FlexDesign® variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus and that may offer some or all of the same funds. These products have different benefits, fees and charges and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with Voya. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact Customer Service or your agent/registered representative.

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Important Information Regarding Changes in State Insurance Laws and Federal Income Tax Rules

Effective January 1, 2009, to comply with state insurance and federal income tax laws, all new life insurance policies must be based on the 2001 Commissioners Standard Ordinary (“CSO”) mortality tables. The policy described in this prospectus is based on the 1980 CSO mortality tables (“1980 CSO policy”). While the policy described in this prospectus is already no longer offered for new sales, please be aware that there may be limitations on what changes or modifications can be made to an existing 1980 CSO policy.

If you are considering making any change or modification to your existing 1980 CSO policy, please contact us to see if such change or modification will be allowed. You should also consult with a tax and/or legal adviser to determine what effect the change or modification will have on your policy.

Purchasing a Policy

The policy is no longer offered for new sales. When you purchased the policy, however, you were required to submit an application to us. On that application you were required to select, among other things:

•      The amount of your insurance coverage (which generally must be at least $25,000.00);

•      Your initial death benefit option;

•      The death benefit qualification test to apply to your policy (we may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test is chosen); and

•      Any riders or optional benefits.

On the application you provided us with certain health and other necessary information. Upon receipt of an application, we followed our underwriting procedures to determine whether the proposed insured person was insurable by us. Before we made this determination, we may have needed to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we determined the risk class for the insured person if the application was accepted. Risk class is based on such factors as age, gender, health and occupation of the insured person. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

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On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 85. “Age” under the policy means the insured person’s age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may have requested that we back-date a policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Term Insurance Rider section of this prospectus, page 8, when deciding the appropriate usage of the Term Insurance Rider for your particular situation.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

•      We may refuse to accept any premium less than $25.00;

•      You cannot pay additional premiums after age 100;

•      We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

•      We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

•      We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 8.

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

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Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person’s gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during either the Basic or the Supplemental Death Benefit Guarantee period. See Death Benefit Guarantees, page 8. Payment of the minimum premium may or may not be enough to keep your policy in force beyond either the Basic or Supplemental Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Extended Death Benefit Guarantee in force. See Extended Death Benefit Guarantee Rider, page 8.

Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 8.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

•      We receive the required initial minimum premium;

•      All issue requirements have been received by Customer Service; and

•      We approve your policy for issue.

We allocate your initial net premium in the subaccount that invests in the Voya Government Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and the available subaccounts that you have selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

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All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100.00%. If your most recent premium allocation instructions includes a mutual fund that corresponds to a subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable mutual fund may be automatically allocated among all the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 8, for more information about how to keep your policy from lapsing. See also Reinstatement, page 8, for more information about how to put your policy back in force if it has lapsed.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you request a free look refund or return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period you will receive a refund as determined by state law. Generally, there are two types of free look refunds:

•      Some states require a return of all premium we have received; and

•      Other states require a return of the current policy value plus a refund of any fees and charges deducted.

The free look refund that applies in your state is set forth in your policy.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

•      Providing the insurance benefits of the policy (including any rider benefits);

•      Administering the policy;

•      Assuming certain risks in connection with the policy; and

•      Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

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Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment.

This charge helps offset:

•      The expenses we incur in selling the policy;

•      The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

•      The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10.00, but we reserve the right to deduct up to $25.00 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:

•      Surrender your policy; or

•      Allow your policy to lapse.

The amount of the surrender charge depends on the surrender charge rates.

When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. The initial surrender charge decreases uniformly each month to zero at the end of the tenth policy year. For any requested increase in your insurance coverage, an additional surrender charge begins at zero, increases uniformly each month until it reaches the maximum after three years and then reduces uniformly each month until it becomes zero at the end of the tenth policy year. See Changes in the Amount of Your Insurance Coverage, page 8. Surrender charge rates will not exceed $50.50 per $1,000.00 of insurance coverage and the rates that apply to you are set forth in your policy. See the Transaction Fees and Charges table beginning on page 8 for the minimum and maximum surrender charge rates and the rates for a representative insured person.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

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This charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25.00 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but unless prohibited under state law, we reserve the right to assess a fee of up to $50.00 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50.00 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

In the policy form the “monthly processing date” is referred to as the “Monthly Anniversary.”

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

•      Your current base death benefit, discounted to take into account one month’s interest earnings at an assumed 3.00% annual interest rate; and

•      Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

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Monthly cost of insurance rates are based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the state of Montana. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 8 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

•      The net premium applied to your policy;

•      The fees and charges we deduct;

•      Any partial withdrawals you take;

•      Interest earnings on the amounts allocated to the fixed account;

•      Interest earned on amounts held in the loan account; and

•      The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your policy value.

Administrative Charge. The monthly administrative charge is currently $8.25 and is guaranteed not to exceed $12.00. The administrative charge compensates us for the costs associated with administering the policies.

Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000.00 of insurance coverage. For a policy issued in New Jersey, the elimination of these charges after the first ten policy years (or the first ten years following a requested increase in insurance coverage) is not guaranteed, and these charges may be assessed for the duration of the policy. The monthly amount charge is based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 8 for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

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The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents’ commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

Mortality and Expense Risk Charge. The monthly mortality and expense risk charge is 0.02917% (0.35% annually) of your variable account value after all other monthly fees and charges are deducted. We guarantee that the monthly mortality and expense risk charge will not exceed 0.05% (0.60% annually) of your variable account value after all other monthly fees and charges are deducted.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table beginning on page 8 and the Optional Rider Benefits section on page 8. See also the Transaction Fees and Charges table beginning on page 8 and the Automatic Rider Benefits section on page 8.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

•      Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents); or

•      Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

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Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 8 of this prospectus, each underlying mutual fund deducts management/investment advisory fees from the amounts allocated to the funds. In addition, each underlying mutual fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain underlying mutual funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the underlying mutual funds offered through this policy may be available for investment outside of this policy. You should evaluate the expenses associated with the underlying mutual funds available through this policy before making a decision to invest.

Revenue from the Funds

The company or its affiliates may receive compensation from each of the underlying mutual funds or from the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the company, and its affiliates, for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

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The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the company may receive from each of the underlying mutual funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning mutual funds managed by Directed Services LLC, Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the company from affiliated mutual funds may be based either on an annual percentage of average net assets held in the fund by the company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company. The sharing of the management fee between the company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the policy rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the company or the affiliated investment adviser by the subadvisers. However, subadvisers my provide reimbursement for employees of the company or its affiliates to attend business meetings or training conferences.

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated mutual funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the policy that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2018 in connection with the registered variable life insurance policies issued by the company, that ranking would be as follows:

•      Fidelity® Variable Insurance Product Portfolios;

•      American Funds Insurance Series®; and

•      Neuberger Berman Advisers Management Trust Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2018, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits. These benefits and opportunities may include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 8.

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of funds available through the variable account on page 8.

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Funds With Managed Volatility Strategies

As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the policy. During rising markets, the hedging strategies employed to manage volatility could result in your variable account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your variable account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of funds available through the variable account on page 8.

Death Benefits

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $25,000.00 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the “Face Amount.”

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 8.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

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Increases in the amount of your insurance coverage must be at least $5,000.00 and may be permitted until age 85.

A requested increase in insurance coverage will cause a new coverage segment to be created. A coverage segment or segment is a block of insurance coverage. Once we create a new segment, it is permanent unless the law requires differently.

Each new segment will have:

•      A new surrender charge;

•      New cost of insurance charges, guaranteed and current;

•      A new monthly amount charge;

•      A new incontestability period;

•      A new suicide exclusion period; and

•      A new minimum premium.

In determining the net amount at risk for each coverage segment, we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $25,000.00. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

1.    From the most recent segment;

2.    From the next more recent segments successively; and

3.    From the initial segment.

Decreases in insurance coverage may result in:

•      A shortened death benefit guarantee period if the Term Insurance Rider is attached;

•      Reduced minimum premium amounts; and

•      Reduced cost of insurance charges.

Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax and/or legal adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 8.

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Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code’s definition of “life insurance.” You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Cash Value Accumulation Test. The cash value accumulation test requires a policy’s cash surrender value not to exceed the net single premium necessary to fund the policy’s future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person’s age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

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The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value. We may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test has been chosen.

Death Benefit Options

There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

In the policy form, death benefit “Option 1” is referred to as the “Level Amount Option” or “Option A”; death benefit “Option 2” is referred to as the “Variable Amount Option” or “Option B”; and death benefit “Option 3” is referred to as the “Face Amount Plus Premium Amount Option” or “Option C.”

After age 100, the base death benefit under all options will generally be your policy value.

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Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit that would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 to Option 2, from death benefit Option 2 to Option 1 and, currently, from death benefit Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	• Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	• Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	• Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Term Insurance Rider to your policy. See Term Insurance Rider, page 8.

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If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a tax and/or legal adviser before making changes.

Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

•      Your base death benefit; plus

•      The amount of any rider benefits; minus

•      Any outstanding policy loan and accrued loan interest; minus

•      Any outstanding fees and charges incurred before the insured person’s death; minus

•      Any outstanding accelerated death benefit lien including accrued lien interest.

The death benefit is calculated as of the insured person’s death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantees

The policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

•      During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic or Supplemental Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

•      To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Extended Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

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Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. For a standard rated policy without any Term Insurance Riders, the death benefit guarantee period will expire when the insured reaches age 65 for issue ages 0 through 60, or at the end of five policy years for issue ages 61 through 80 or at the end of three policy years for issue ages 81 through 85. The guarantee period is shorter for substandard rated policies or if you have added the Term Insurance Rider to your policy. There is no charge for this guarantee.

You should consider the following in relation to the Basic Death Benefit Guarantee:

•      The amount of the minimum premium for your policy is set forth in your policy (see Premium Payments, page 8);

•      The minimum premium for your policy is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;

•      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 8).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to the sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date.

The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

Supplemental Death Benefit Guarantee. The Supplemental Death Benefit Guarantee is standard on every policy. There is no charge for this guarantee. See Supplemental Death Benefit Guarantee Rider, page 8.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is an optional rider benefit that may be added by rider only when you apply for the policy. There is no charge for this rider. See Extended Death Benefit Guarantee Rider, page 8.

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Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

•      Those that provide optional benefits that you must select before they are effective; and

•      Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 8.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or any time after the policy is issued. The minimum amount of coverage under this rider is $5,000.00. The maximum amount of coverage is $300,000.00, but may be less depending on the age of the insured person.

You should consider the following when deciding whether to add the Accidental Death Benefit Rider to your policy:

•      Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;

•      You can decrease the amount of coverage under this rider after the second policy year;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s risk class and age;

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 8);

•      The policy’s periodic fees and charges do not apply to coverage under this rider; and

•      This rider does not have a surrender charge.

Additional Insured Rider. The Additional Insured Rider provides level term insurance coverage to age 100 of the insured person on a family member of the insured person. You may only add this rider when you apply for the base policy. The minimum amount of coverage under this rider is $100,000.00.

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You should consider the following when deciding whether to add the Additional Insured Rider to your policy:

•      You cannot increase the amount of coverage under this rider after issue;

•      You can decrease the amount of coverage under this rider after the second policy year;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 8);

•      The policy’s periodic fees and charges do not apply to coverage under this rider; and

•      This rider does not have a surrender charge.

Additionally, before age 75 of the additional insured you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person’s age at the time of conversion.

Children’s Insurance Rider. The Children’s Insurance Rider provides up to $10,000.00 of term life insurance coverage on the life of each of the insured person’s children. You may add this rider when you apply for the base policy or any time after your policy is issued. The maximum amount of coverage under this rider is $10,000.00. The minimum amount of coverage under this rider is $1,000.00.

You should consider the following when deciding whether to add the Children’s Insurance Rider to your policy:

•      Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 8);

•      Subject to certain limits you may increase insurance coverage under this rider; and

•      Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse before age 100 provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

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You should consider the following when deciding whether to add the Extended Death Benefit Guarantee Rider to your policy:

•      You may add this rider only when you apply for the base policy;

•      The Extended Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;

•      The minimum premium for this rider is set forth in your policy;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      This rider may not be available for certain risk classes;

•      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if the Extended Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 8).

We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, the rider will terminate. If this rider terminates, it cannot be reinstated.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 100. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.00. The maximum amount is no more than three times the amount of insurance coverage selected under the base policy.

You should consider the following when deciding whether to add the Term Insurance Rider to your policy:

•      You cannot increase the amount of coverage under this rider after issue;

•      You can decrease the amount of coverage under this rider after the first policy year;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      The current cost of insurance rates for this rider are generally less than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 8);

•      The policy’s periodic fees and charges do not apply to coverage under this rider;

•      This rider does not have a surrender charge; and

•      Adding this rider will shorten the death benefit guarantee periods of the base policy.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability any time after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

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Important Information about the Term Insurance Rider

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy’s cash value. Accordingly, please be aware that:

•      The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

•      The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally the same as the guaranteed maximum cost of insurance rates for coverage under the base policy; and

•      Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:

•      Death Benefit Guarantees; and

•      Cost of Living Rider Benefits.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policy, page 8.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy’s periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or any time after your policy is issued, but it may not be added after the insured person reaches age 55.

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You should consider the following when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 8); and

•      If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 3 is in effect at the end of the first six months of total disability.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Waiver of Specified Premium Rider. Subject to certain limits, the Waiver of Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or any time after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Specified Premium Rider to your policy:

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 8);

•      If there is an increase in the specified premium or an increase in the amount of insurance coverage that results in an increase in specified premium, the new specified premium will be subject to underwriting approval; and

•      You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

This rider cannot be added to a policy that uses the cash value accumulation test.

Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 8, and Accelerated Death Benefit Rider, page 8.

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Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate payment of the eligible death benefit that we otherwise would pay upon the insured person’s death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50.00% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following when deciding whether to accelerate the death benefit under this rider:

•      We assess an administrative charge of up to $300.00 when we pay the accelerated benefit (see the Transaction Fees and Charges table beginning on page 8);

•      When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;

•      Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;

•      Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

•      Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force that are not paid by you will be added to the lien; and

•      There may be tax consequences to requesting payment under this rider, and you should consult with a tax and/or legal adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

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You should consider the following when deciding whether to accept a cost of living adjustment to your policy:

•      On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

•      The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and

•      If the insured person is under age 21 and you choose not to accept a cost of living adjustment, we will not offer any further increases until the policy anniversary on or next following the insured person’s 21st birthday. However if you choose not to accept a cost of living adjustment and the insured person is over the age of 21, this rider will automatically terminate as to future increases.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit you may exercise to guarantee that your policy will not lapse even if your surrender value or unloaned policy value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 8.

You may exercise this rider benefit by written request if all of the following conditions are met:

•      At least 15 policy years have elapsed since your policy date;

•      The insured person is at least age 75;

•      Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of Term Insurance Rider coverage, if any;

•      Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan Account Value, page 8; see also Loan Interest, page 8);

•      Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 8); and

•      Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Death Benefit Qualification Tests, page 8).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

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You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:

•      On the monthly processing date on or next following the date we receive your request to exercise this rider:

>    We will assess a onetime transaction charge. This charge equals 3.50% of your policy value (see the Transaction Fees and Charges Table beginning on page 8);

>    If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 8);

>    The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the guideline premium test factor described in Appendix A;

>    Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account; and

>    All optional benefit riders will be terminated.

•      Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:

>    We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);

>    You may not make any further premium payments;

>    Any unpaid loan interest will be added to your loan account balance;

>    You may not make any future transfers from the fixed account to the subaccounts of the variable account;

>    You may not add any additional benefits by rider in the future; and

>    You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Supplemental Death Benefit Guarantee Rider. The Supplemental Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum monthly premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee.

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You should consider the following in relation to the Supplemental Death Benefit Guarantee:

•      Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Supplemental Death Benefit Guarantee by doing so;

•      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if the Supplemental Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 8).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Supplemental Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Supplemental Death Benefit Guarantee Rider will terminate. If the Supplemental Death Benefit Guarantee Rider terminates, it cannot be reinstated.

Policy Value

Your policy value equals the sum of your fixed account and variable account values. Your policy value reflects:

•      The net premium applied to your policy;

•      The fees and charges that we deduct;

•      Any partial withdrawals you take;

•      Interest earned on amounts allocated to the fixed account; and

•      The investment performance of the mutual funds underlying the subaccounts of the variable account.

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

In the policy form the “policy value” is referred to as the “Accumulation Value,” the “fixed account value” is referred to as the “Fixed Accumulation Value,” and the “variable account value” is referred to as the “Variable Accumulation Value.”

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

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The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying mutual fund. It reflects:

•      Investment income;

•      Realized and unrealized gains and losses;

•      Fund expenses (including fund redemption fees, if applicable); and

•      Taxes, if any.

A valuation date is a date on which a mutual fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

•      When amounts are transferred from a subaccount (including transfers to the loan account);

•      For the monthly deduction of the periodic fees and charges from your variable account value;

•      For policy transaction fees;

•      When you take a partial withdrawal;

•      If you surrender your policy; and

•      To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date Customer Service receives your premium or transaction request, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding mutual funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

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We generally set the accumulation unit value for a subaccount at $10.00 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

•      The accumulation unit value for the preceding valuation date; multiplied by

•      The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:

•      We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;

•      We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;

•      We subtract a charge for taxes, if applicable; and

•      We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 8.

Loan Account Value

When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we credit interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See Loans, page 8.

In the policy form the “loan account value” is referred to as the “Loan Amount.”

Special Features and Benefits

Loans

You may borrow money from us using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, each new loan amount must be at least $500 and may not exceed 1 minus 2 where:

1 =   90.00% (100.00% after age 65) of the policy value less any surrender charge; and

2 =   The existing loan amount.

3 =

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If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to Customer Service. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.

After the tenth policy year, the annual interest rate that we charge will be reduced to 2.91% (guaranteed not to exceed 3.38%) for that portion of the loan amount that is not greater than:

•      Your variable account value plus your fixed account value; minus

•      The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans. This reduced interest rate may change at any time but is guaranteed not to exceed 3.38%.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

•      Your policy lapses;

•      You surrender your policy; or

•      You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

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When you make a loan repayment, we transfer an amount equal to your payment plus any refunded unearned loan interest from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a policy loan:

•      Failure to make loan repayments could cause your policy to lapse;

•      A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantees in effect;

•      Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;

•      Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;

•      Even if you repay your loan, it will have a permanent effect on your policy value;

•      If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and

•      Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 8.

We reserve the right to allow borrowing during the first policy year for policies issued pursuant to an exchange of policy values from another life insurance policy under Section 1035(a) of the Internal Revenue Code, as amended.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

•      You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 8);

•      We reserve the right to limit you to 12 transfers each policy year;

•      Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25.00 for each transfer; and

•      We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See Limits on Frequent or Disruptive Transfers, page 8.

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Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

•      Only one transfer is permitted each policy year, and only within 30 days of your policy anniversary date;

•      You may only transfer up to 50.00% of your fixed account value unless the balance, after the transfer, would be less than $1,000.00 in which event you may transfer your full fixed account value; and

•      Your transfer must be at least the lesser of $500.00 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000.00 and the amount of your insurance coverage is at least $100,000.00 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

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You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

•      We receive a request to begin an automatic rebalancing program;

•      The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or

•      The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000.00 and the amount of your insurance coverage is at least $200,000.00 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

•      We receive a request to transfer policy values among the investment options;

•      We receive a request to begin a dollar cost averaging program;

•      The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or

•      The sum of your variable and fixed account values is less than $7,500.00 on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a mutual fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the policy.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000.00 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies or a fund.

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If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or policy value to the fund or all funds within the fund family.

Conversion to a Fixed Policy

During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a fixed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new fixed benefit policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact Customer Service or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy’s surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500.00. In policy years two through ten you may not withdraw more than 20.00% of your surrender value.

We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal. See Partial Withdrawal Fee, page 8.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

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Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

1.    From the most recent segment;

2.    From the next more recent segments successively; and

3.    From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 8.

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $25,000.00.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 8.

Paid-Up Life Insurance

You may elect, at any time before the insured person’s age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:

•      The surrender value is transferred to the fixed account;

•      You cannot pay additional premiums;

•      You cannot take any partial withdrawals; and

•      We will not deduct any further periodic fees and charges.

Applying your policy’s surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 8.

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Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

You may take your surrender value in other than one payment.

In the policy form the “surrender value” is referred to as the “Cash Surrender Value.”

We compute your surrender value as of the valuation date Customer Service receives your policy and written surrender request. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 8.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

•      A death benefit guarantee is in effect; or

•      Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments and then we deduct the overdue amounts from your policy value.

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If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic and Supplemental Death Benefit Guarantees) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 8.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any available riders you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of lapse.

When a policy is reinstated, unless otherwise directed by you, we will allocate the net premium received to the subaccounts of the variable account and the fixed account according to the premium allocation instructions in effect at the start of the grace period. Your account value on the reinstatement date will equal:

•      The policy value at the end of the grace period; plus

•      The net premium paid on reinstatement; minus

•      Any unpaid fees and charges through the end of the grace period.

A lapsed Basic Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year. Lapsed Supplemental and Extended Death Benefit Guarantees cannot be reinstated.

A policy that lapses and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. You should consult with a tax and/or legal adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 8.

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TAX CONSIDERATIONS

The following summary provides a general description of the U.S. federal income tax considerations associated with the policy and does not purport to be complete. In addition, this summary does not cover federal estate, gift and generation-skipping tax implications or state, local and foreign taxes or other tax situations. We have written this discussion to support the promotion and marketing of our products, and we do not intend it as tax advice. This summary is not intended to and cannot be used to avoid any tax penalties that may be imposed upon you. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. We cannot make any guarantee regarding the tax treatment of any policy or policy transaction. If you have any questions about the tax treatment of any distribution from your policy or transactions involving your policy, please consult a tax and/or legal adviser.

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company.

We automatically apply investment income and capital gains attributable to the variable account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for any such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the policy owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the policy. We reserve the right to change these tax practices.

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Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 8. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 8. If we return premium (with interest) in order to bring your policy into compliance with the guideline premium test under requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect. The amount of any interest returned is includible in your gross income.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding mutual fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding mutual fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding mutual fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings and we reserve the right to modify your policy as necessary in order to do so.

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In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. Your ownership rights under your policy are similar to, but different in some ways from, those described by the IRS in rulings in which it determined that policy owners are not owners of variable account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a proportional share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a proportional share of the variable account assets or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the recipient under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Certain transfers of the policy may result in a portion of the death benefit being taxable. Additionally, ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. If the death benefit is not taken in a lump sum and is, instead, applied under a periodic payment settlement option, a portion of each payment will be taxable income.  If the death benefit is left on deposit with us, amounts credited as interest will be taxable income.  The individual situation of each policy owner or beneficiary will determine the extent, if any, of those taxes and you should consult a tax and/or legal adviser.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until amounts are distributed to be deemed to be distributed. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

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Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. In addition, if the policy is received in exchange for a life insurance contract that was a modified endowment contract, this policy will be a modified endowment contract. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a tax and/or legal adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract as described below. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Tax laws require that all modified endowment contracts that are issued by a company or its affiliates to the same policy owner during any calendar year be treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made or deemed to have been made in the prior two years:

•      All distributions other than death benefits, including distributions upon surrender and partial withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value determined without regard to any surrender charges, and the investment in the policy;

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•      Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, and are taxable as ordinary income. If the entire policy value is assigned or pledged, subsequent increases in the policy value are also treated as distributions for as long as the assignment or pledge remains in place. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and

•      A 10.00% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to a policy owned by an individual where the distributions are:

>    Made on or after the date on which the taxpayer attains age 59½;

>    Attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or

>    Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax and/or legal adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, unless you have indicated otherwise, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect. The amount of any interest returned is includible in your gross income. We will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract. You may then request that we take whatever steps are available to avoid treating the policy as a modified endowment contract, if that is desired.

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10.00% additional income tax penalty.

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Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters

Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a tax and/or legal adviser before taking out a loan to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a tax and/or legal adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly. If your policy has large outstanding policy loans, you may have to choose between paying high premiums to keep the policy from lapsing and paying significant income tax if you allow the policy to lapse.

Accelerated Death Benefit Rider

The benefit payments under the Accelerated Death Benefit Rider are intended to be fully excludable from the gross income of the recipient if the recipient is the insured under the policy. (See Accelerated Death Benefit Rider, page 8, for more information about this rider.) If the recipient is someone other than the insured, or the policy has been transferred, you should consult a tax and/or legal adviser about the consequences of requesting payment under this rider.

Continuation of a Policy

Because the IRS has issued limited guidance on this issue, the tax consequences of continuing the policy after an insured person reaches age 100 are unclear. You should consult a tax and/or legal adviser if you intend to keep the policy in force after an insured person reaches age 100.

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Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a tax and/or legal adviser.

If this policy is being issued in exchange for another life insurance policy, the requirements that must be met to receive tax-free treatment under Section 1035, include but are not limited to: (1) the policies must have the same insured, and (2) the exchange must occur through an assignment of your old policy to us or by a direct transfer of the account value of the old policy to us by the issuer of the old policy. If your old policy was a modified endowment contract your new policy will also be a modified endowment contract. You cannot exchange an endowment, annuity, or long-term care insurance contract for a life insurance policy tax-free.

If any money or other property is received in the exchange (“boot”), gain (but not loss) will be recognized equal to the lesser of the gain realized on the exchange or the amount of the boot received. We accept Section 1035 exchanges of life insurance policies with outstanding loans. If the amount of the loan under the policy exchanged is greater than the amount of the loan under the policy issued in the exchange, the difference will be treated as boot and may result in the recognition of gain.

Generally, the new policy will have the same investment in the policy as the exchanged policy. However, if boot is received in the exchange the investment in the policy will be adjusted.

Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a tax and/or legal adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a tax and/or legal adviser regarding the consequences of purchasing and owning a policy. These consequences include the possibility that the unrelated business income tax could apply.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to return or refuse to accept all or part of your premium payments or to change your death benefit. We may reject any policy request, including a partial withdrawal request, if it would cause your policy to fail to qualify as life insurance or would cause us to return premium to you. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes. Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Use in Various Plans and Arrangements

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3‑101 or otherwise.

Policy owners may use the policy in various other arrangements. The tax consequences of these arrangements may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a tax and/or legal adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

Congress has enacted rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a non-natural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20.00% owner, or an officer, director or employee of a trade or business.) In addition, in certain instances a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if a business is subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax and/or legal adviser.

Net Investment Income Tax

A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the policy value as annuity payments pursuant to a settlement option, or (2) the proceeds of any sale or disposition of the policy. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. However, we generally do not withhold income taxes if you elect in writing not to have withholding apply. Withholding is mandatory; however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. If you elect not to have amounts withheld, or the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Life Insurance Purchases by Non-Resident Aliens

If you or your beneficiary is a non-resident alien, U.S. federal withholding on taxable distributions or death benefits will generally be at a 30.00% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult a tax and/or legal adviser before purchasing a policy.

FATCA Withholding

If the payee of a distribution (including a death benefit) from a policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Policy or the nature of the distribution.  The rules regarding FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.

Ownership and Beneficiary Designations

Ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of these taxes and you should consult a tax and/or legal adviser.

Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the “value” of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the policy value or the unloaned policy value. You should consult a tax and/or legal adviser for guidance as to the appropriate methodology for determining the fair market value of your policy.

You should consult legal or tax advisers for complete information on federal, state, local and other tax considerations.

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ADDITIONAL INFORMATION

General Provisions

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Your Policy

The policy is a contract between you and us and is the combination of:

•      Your policy;

•      A copy of your original application and applications for benefit increases or decreases;

•      Your riders;

•      Your endorsements;

•      Your policy schedule pages; and

•      Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 85.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

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Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded by Customer Service. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person’s lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 8.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 8.

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Incontestability

After your policy has been in force during the lifetime of the insured person for two years from your policy date, we will not contest its validity except for nonpayment of premium. Likewise, after your policy has been in force during the lifetime of the insured person for two years from the effective date of any new coverage segment or benefit or from the date of reinstatement, we will not contest its validity except for nonpayment of premium.

In the policy form the “policy date” is referred to as the “Issue Date.”

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person’s death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

•      The total premium we receive to the time of death; minus

•      Outstanding loan amount; minus

•      Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

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Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 8. See also Premium Payments Affect Your Coverage, page 8.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on policy owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Policy owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling 1-877-885-5050.

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Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

•      Death benefit proceeds;

•      Surrender Value;

•      Partial withdrawals; and

•      Loan proceeds.

We reserve the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days under any of the following circumstances:

•      On any Business Day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC; or

•      During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

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Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

We execute transfers among the subaccounts as of the valuation date Customer Service receives your request.

We determine the death benefit as of the date of the insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Payment of Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address listed on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the policy.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

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If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges may be provided to you and your agent/registered representative and his/her assistant. You may request such privileges for yourself and you may authorize us to grant such privileges to your agent/registered representative and his/her assistant by making the appropriate election(s) on your application or by contacting Customer Service.

Telephone privileges allow you or your agent/registered representative and his/her assistant to call Customer Service to:

•      Make transfers;

•      Change premium allocations;

•      Change your dollar cost averaging and automatic rebalancing programs; and

•      Request a loan.

Customer Service uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

•      Requiring some form of personal identification;

•      Providing written confirmation of any transactions; and

•      Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we reasonably believe telephone instructions to be genuine, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 8.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

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Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

•      Articles on variable life insurance and other information published in business or financial publications;

•      Indices or rankings of investment securities; and

•      Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25.00 and the total proceeds must be at least $2,500.00.

The following settlement options are available:

•      Option 1 – The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;

•      Option 2 – The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;

•      Option 3 – The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

•      Option 4 – The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

•      Option 5 – The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

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As a general rule, more frequent payments will result in smaller individual payments. Likewise, payments that are anticipated over a longer period of time will also result in smaller individual payments.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Payment of Surrender Value or Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of your surrender value or the death benefit proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See Payment of Death Benefit Proceeds – The Retained Asset Account, page 8, for more information about the retained asset account.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional annual statement you request. See Excess Annual Report Fee, page 8.

We send semi-annual reports with financial information on the mutual funds, including a list of investment holdings of each fund.

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We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. Unless prohibited under state law, we may make a charge not to exceed $50.00 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 8.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call Customer Service at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with Voya America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. Voya America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of FINRA. Its principal office is located at One Orange Way, Windsor, Connecticut 06078.

Voya America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2018, 2017 and 2016, the aggregate amount of underwriting commissions we paid to Voya America Equities, Inc. was $3,739,734.89, $3,733,205.00 and $3,837,005.00, respectively.

Voya America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy and part of that payment goes to your agent/registered representative.

Voya Financial Advisors, Inc., an affiliated broker-dealer, has entered into an agreement with Voya America Equities, Inc. for the sale of our variable life products.

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The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions and supplemental or wholesaling commissions. However categorized, commissions paid will not exceed the total of the percentages shown below.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average unloaned policy value. First year commission pays up to 100.00% of premium received up to target and 4.00% of premium in excess of target in the first year, 3.00% of total premium received in second year and thereafter (renewal commission), and 0.25% of the average unloaned policy value (after reaching an average greater than or equal to $5,000.00) in the second through twentieth policy years with a lower rate thereafter (trail commission).

Supplemental or wholesaling commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of such commissions which we may pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental or wholesaling commissions that we may pay is 50.00%.

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the appropriate usage of the Term Insurance Rider coverage for your particular situation.

In addition to the sales compensation described above, Voya America Equities, Inc. or the Company, as appropriate, may also pay broker-dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

•      Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

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•      Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of the policy; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

The following is a list of the top 25 broker/dealers that, during 2018, received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received and by total commissions paid:

•      Voya Financial Advisors, Inc.;

•      LPL Financial Corporation;

•      P.J. Robb Variable Corporation;

•      Stanley Laman Group Securities, LLC;

•      SagePoint Financial, Inc.;

•      M Holdings Securities, Inc.;

•      Commonwealth Equity Services;

•      Centaurus Financial, Inc.;

•      Securities America;

•      Cambridge Investment Research, Inc.;

•      Raymond James Financial Services, Inc.;

•      Cetera Advisor Networks LLC;

•      First Allied Securities, Inc.;

•      Mutual Securities, Inc.;

•      Royal Alliance Associates Inc.;

•      Wells Fargo Clearing Services, LLC;

•      Stifel, Nicolaus and Company, Incorporated;

•      Woodbury Financial Services, Inc.;

•      The leaders Group, Inc.;

•      USA Financial Securities;

•      Proequities, Inc.;

•      Ameriprise Financial Services, Inc.;

•      Cetera Advisors LLC;

•      Purche, Kaplan, Sterling Investments, Inc.; and

•      Financial Security Management, Inc.

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company, and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the company’s ability to meet its obligations under the policy, Voya America Equities, Inc.’s ability to distribute the policy or upon the variable account.

•      Litigation. Notwithstanding the foregoing, the company and/or Voya America Equities, Inc., is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the company and its affiliates, including Voya America Equities, Inc., periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the company or the financial services industry. It is the practice of the company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the company or subject the company to settlement payments, fines, penalties and other financial consequences, as well as changes to the company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the company's results of operations or cash flows in a particular quarterly or annual period.

FlexDesign® VUL

83

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at the address or telephone number on the back of this prospectus.

FlexDesign® VUL

84

APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0 – 40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 – 90	1.05

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

Generally, the cash value accumulation test requires that a policy’s death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy’s future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner’s Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1

APPENDIX B

Funds Currently Available Through the Variable Account

The following chart lists the mutual funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Fidelity® VIP Contrafund SM Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Neuberger Berman AMT Sustainable Equity Portfolio® Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Amundi Pioneer Asset Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

APPENDIX C

Information Regarding Closed Subaccounts

The subaccounts that invest in the following mutual funds have been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

Investment Adviser:  Fidelity Management & Research Company

Subadvisers:  Fidelity Investments Money Management, Inc. and other investment advisers

Seeks as high a level of current income as is consistent with the preservation of capital.
Voya Strategic Allocation Conservative Portfolio (Class I)* Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio (Class I)* Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio (Class I)* Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

*    This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 8 and the Fund of Funds section on page 8 for more information about “fund of funds.”

C-1

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Clarion Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting:

Customer Service P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050 www.voyalifecustomerservice.com

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 8, for more information about how to keep your policy from lapsing. See also Reinstatement, page 8, for information about how to put your policy back in force if it has lapsed.

C-2

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

•      Statement of Additional Information (“SAI”) – The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ......................................................................................................	2
Performance Reporting and Advertising ...........................................................................................	2
Experts ....................................................................................................................................................	4
Financial Statements ............................................................................................................................	4
Financial Statements of Select*Life Variable Account .................................................................	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company ..........................	1

•      A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50.00 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 8.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact:

Customer Service P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050 www.voyalifecustomerservice.com

If you received a summary prospectus for any of the mutual funds available through your policy, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-69431.

1940 Act File No. 811-04208

1933 Act file No. 333-69431

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SELECT*LIFE VARIABLE ACCOUNT

OF

RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2019

FLEXDESIGN® VUL

A Flexible Premium Adjustable Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current FlexDesign® VUL prospectus dated May 1, 2019. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Select*Life Variable Account.

A free prospectus is available upon request by contacting Customer Service at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History ..................................................................................................	8

Performance Reporting and Advertising ......................................................................................	8

Experts ................................................................................................................................................	8

Financial Statements ........................................................................................................................	4

Financial Statements of Select*Life Variable Account .............................................................	1

Statutory Basis Financial Statements of ReliaStar Life Insurance Company ......................	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (“ReliaStar,” “we,” “us,” “our” and the “Company”) issues the FlexDesign® VUL policy and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding mutual fund at net asset value. We may make additions to, deletions from or substitutions of available mutual funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the mutual funds or affiliates of the mutual funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the mutual funds or distribution. The mutual funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective mutual fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the mutual funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the subaccounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding mutual funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the mutual fund has been in existence for these periods) and since the inception date of the mutual fund (if the mutual fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the mutual funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of mutual fund shares offered through the policy, however, for periods prior to the date a class of mutual fund shares commenced operations, performance information may be based on a different class of shares of the same mutual fund. In this case, performance for the periods prior to the date a class of mutual fund shares commenced operations will be adjusted by the mutual fund fees and expenses associated with the class of mutual fund shares offered through the policy.

We may compare performance of the subaccounts and/or the mutual funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the mutual funds of 0.00% and other percentages not to exceed 12.00% or on the actual historical experience of the mutual funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the mutual funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting Customer Service at P.O. Box 5011, Minot, ND 58702-5011 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of Select*Life Variable Account as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2018, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

4

FINANCIAL STATEMENTS
Select*Life Variable Account of ReliaStar Life Insurance Company
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Financial Statements
Year Ended December 31, 2018

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Select*Life Variable Account of ReliaStar Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Select*Life Variable Account of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 12, 2019

Appendix
Subaccounts comprising Select*Life Variable Account of ReliaStar Life Insurance Company

Subaccounts
BlackRock Global Allocation V.I. Fund - Class III	Voya Russell™ Large Cap Value Index Portfolio - Class I
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Russell™ Small Cap Index Portfolio - Class I
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya Small Company Portfolio - Class I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
Growth Fund - Class 2	Voya Solution Moderately Aggressive Portfolio - Initial Class
Growth-Income Fund - Class 2	Voya Strategic Allocation Conservative Portfolio - Class I
International Fund - Class 2	Voya Strategic Allocation Growth Portfolio - Class I
Neuberger Berman Advisers Management Trust® Socially Responsive Portfolio - I Class	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Balanced Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Voya Global Equity Portfolio - Class I	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Voya Global Perspectives® Portfolio - Class I	VY® Baron Growth Portfolio - Initial Class
Voya Government Liquid Assets Portfolio - Class I	VY® Clarion Global Real Estate Portfolio - Service Class
Voya Growth and Income Portfolio - Class I	VY® Clarion Real Estate Portfolio - Institutional Class
Voya Index Plus LargeCap Portfolio - Class I	VY® Columbia Small Cap Value II Portfolio - Initial Class
Voya Index Plus MidCap Portfolio - Class I	VY® Invesco Comstock Portfolio - Initial Class
Voya Index Plus SmallCap Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Initial Class
Voya Intermediate Bond Portfolio - Class I	VY® Invesco Growth and Income Portfolio - Service Class
Voya International Index Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Voya Large Cap Value Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class
Voya MidCap Opportunities Portfolio - Class I	VY® Pioneer High Yield Portfolio - Initial Class
Voya Retirement Growth Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Voya Retirement Moderate Growth Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya Retirement Moderate Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Voya Russell™ Large Cap Growth Index Portfolio - Class I	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Russell™ Large Cap Index Portfolio - Class I	VY® Templeton Foreign Equity Portfolio - Initial Class

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$52,426	$34,926	$23,583	$9,499	$59,718
Total assets	52,426	34,926	23,583	9,499	59,718
Net assets	$52,426	$34,926	$23,583	$9,499	$59,718

Total number of mutual fund shares	754,546	777,873	1,339,955	733,534	2,931,662

Cost of mutual fund shares	$51,340	$34,753	$23,647	$10,606	$61,334

The accompanying notes are an integral part of these financial statements.
3

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$83,682	$1,385	$2,648	$2,233	$6,655
Total assets	83,682	1,385	2,648	2,233	6,655
Net assets	$83,682	$1,385	$2,648	$2,233	$6,655

Total number of mutual fund shares	2,604,471	5,487	214,624	98,387	471,999

Cost of mutual fund shares	$75,987	$740	$2,674	$1,913	$6,889

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$23,461	$1,365	$25,843	$117,712	$9,145
Total assets	23,461	1,365	25,843	117,712	9,145
Net assets	$23,461	$1,365	$25,843	$117,712	$9,145

Total number of mutual fund shares	1,902,728	132,648	25,843,214	6,620,447	855,456

Cost of mutual fund shares	$24,467	$1,521	$25,843	$107,265	$10,402

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$14,584	$15,027	$5,786	$7,293	$66,507
Total assets	14,584	15,027	5,786	7,293	66,507
Net assets	$14,584	$15,027	$5,786	$7,293	$66,507

Total number of mutual fund shares	1,465,683	1,272,369	530,786	685,426	4,784,678

Cost of mutual fund shares	$14,891	$15,501	$6,623	$8,161	$62,499

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$3,819	$1,159	$9,543	$7,199	$28,239
Total assets	3,819	1,159	9,543	7,199	28,239
Net assets	$3,819	$1,159	$9,543	$7,199	$28,239

Total number of mutual fund shares	354,912	37,714	442,216	404,459	1,671,942

Cost of mutual fund shares	$4,307	$811	$11,483	$7,180	$28,567

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$68,409	$12,875	$13,380	$7,625	$1,068
Total assets	68,409	12,875	13,380	7,625	1,068
Net assets	$68,409	$12,875	$13,380	$7,625	$1,068

Total number of mutual fund shares	2,711,419	1,173,696	977,361	726,189	91,957

Cost of mutual fund shares	$71,057	$15,981	$10,245	$7,802	$1,105

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$66	$8,803	$4,814	$6,280	$6,494
Total assets	66	8,803	4,814	6,280	6,494
Net assets	$66	$8,803	$4,814	$6,280	$6,494

Total number of mutual fund shares	6,380	321,163	322,245	358,430	164,244

Cost of mutual fund shares	$77	$9,680	$5,902	$5,846	$7,363

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,844	$43,111	$12,325	$57,328	$5,900
Total assets	5,844	43,111	12,325	57,328	5,900
Net assets	$5,844	$43,111	$12,325	$57,328	$5,900

Total number of mutual fund shares	361,208	2,413,836	1,116,410	5,653,624	536,333

Cost of mutual fund shares	$7,157	$37,872	$13,340	$54,975	$6,163

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global Equity Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7	$446	$62	$6,616	$9,535
Total assets	7	446	62	6,616	9,535
Net assets	$7	$446	$62	$6,616	$9,535

Total number of mutual fund shares	546	30,948	4,570	266,664	991,165

Cost of mutual fund shares	$5	$325	$50	$7,504	$9,486

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,745	$10,223	$8,272	$3,640	$114,163
Total assets	3,745	10,223	8,272	3,640	114,163
Net assets	$3,745	$10,223	$8,272	$3,640	$114,163

Total number of mutual fund shares	151,976	593,697	406,286	406,230	3,408,856

Cost of mutual fund shares	$3,648	$12,597	$9,857	$3,814	$49,975

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,920	$24,421	$3,143	$1,951	$6,796
Total assets	1,920	24,421	3,143	1,951	6,796
Net assets	$1,920	$24,421	$3,143	$1,951	$6,796

Total number of mutual fund shares	96,301	1,187,194	105,799	150,287	431,508

Cost of mutual fund shares	$1,946	$18,147	$3,434	$2,313	$8,748

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$6,844	$14,600	$18,455
Total assets	6,844	14,600	18,455
Net assets	$6,844	$14,600	$18,455

Total number of mutual fund shares	663,787	1,199,654	897,191

Cost of mutual fund shares	$6,980	$15,631	$22,530

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$253	$542	$457	$83	$1,509
Expenses:
Mortality and expense risk charges	11	10	6	6	127
Total expenses	11	10	6	6	127
Net investment income (loss)	242	532	451	77	1,382

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,825	1,408	184	19	(997)
Capital gains distributions	5,926	2,710	1,333	421	3,165
Total realized gain (loss) on investments
and capital gains distributions	8,751	4,118	1,517	440	2,168
Net unrealized appreciation
(depreciation) of investments	(8,809)	(5,100)	(5,573)	(1,250)	(9,108)
Net realized and unrealized gain (loss)
on investments	(58)	(982)	(4,056)	(810)	(6,940)
Net increase (decrease) in net assets
resulting from operations	$184	$(450)	$(3,605)	$(733)	$(5,558)

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$675	$29	$67	$12	$107
Expenses:
Mortality and expense risk charges	35	13	3	—	13
Total expenses	35	13	3	—	13
Net investment income (loss)	640	16	64	12	94

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,393	97	17	89	369
Capital gains distributions	8,309	8	18	136	354
Total realized gain (loss) on investments
and capital gains distributions	10,702	105	35	225	723
Net unrealized appreciation
(depreciation) of investments	(16,756)	(193)	(123)	(367)	(1,129)
Net realized and unrealized gain (loss)
on investments	(6,054)	(88)	(88)	(142)	(406)
Net increase (decrease) in net assets
resulting from operations	$(5,414)	$(72)	$(24)	$(130)	$(312)

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$948	$43	$389	$835	$207
Expenses:
Mortality and expense risk charges	7	—	24	34	1
Total expenses	7	—	24	34	1
Net investment income (loss)	941	43	365	801	206

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(160)	9	—	5,758	(4)
Capital gains distributions	—	18	4	17,360	1,161
Total realized gain (loss) on investments
and capital gains distributions	(160)	26	4	23,118	1,157
Net unrealized appreciation
(depreciation) of investments	(986)	(170)	—	(25,162)	(2,133)
Net realized and unrealized gain (loss)
on investments	(1,146)	(144)	4	(2,044)	(976)
Net increase (decrease) in net assets
resulting from operations	$(205)	$(101)	$369	$(1,243)	$(770)

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$214	$15	$352	$146	$192
Expenses:
Mortality and expense risk charges	2	—	3	1	3
Total expenses	2	—	3	1	3
Net investment income (loss)	212	15	349	145	189

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(42)	(467)	402	97	2
Capital gains distributions	—	539	1,295	469	381
Total realized gain (loss) on investments
and capital gains distributions	(42)	72	1,697	566	383
Net unrealized appreciation
(depreciation) of investments	(18)	(52)	(3,188)	(1,069)	(978)
Net realized and unrealized gain (loss)
on investments	(60)	20	(1,491)	(503)	(595)
Net increase (decrease) in net assets
resulting from operations	$152	$35	$(1,142)	$(358)	$(406)

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$1,272	$226	$39	$156	$77
Expenses:
Mortality and expense risk charges	3	2	—	6	2
Total expenses	3	2	—	6	2
Net investment income (loss)	1,269	224	39	150	75

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,142	(82)	84	563	291
Capital gains distributions	4,013	—	125	1,254	—
Total realized gain (loss) on investments
and capital gains distributions	7,155	(82)	209	1,817	291
Net unrealized appreciation
(depreciation) of investments	(11,494)	(550)	(347)	(3,476)	(1,940)
Net realized and unrealized gain (loss)
on investments	(4,339)	(632)	(138)	(1,659)	(1,649)
Net increase (decrease) in net assets
resulting from operations	$(3,070)	$(408)	$(99)	$(1,509)	$(1,574)

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$219	$1,708	$344	$303	$304
Expenses:
Mortality and expense risk charges	13	23	6	5	2
Total expenses	13	23	6	5	2
Net investment income (loss)	206	1,685	338	298	302

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,980	2,725	229	351	(131)
Capital gains distributions	4,207	5,277	2,226	—	—
Total realized gain (loss) on investments
and capital gains distributions	6,187	8,002	2,455	351	(131)
Net unrealized appreciation
(depreciation) of investments	(9,625)	(8,950)	(4,088)	(2,849)	(378)
Net realized and unrealized gain (loss)
on investments	(3,438)	(948)	(1,633)	(2,498)	(509)
Net increase (decrease) in net assets
resulting from operations	$(3,232)	$737	$(1,295)	$(2,200)	$(207)
The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$24	$1	$—	$35	$115
Expenses:
Mortality and expense risk charges	—	—	1	—	2
Total expenses	—	—	1	—	2
Net investment income (loss)	24	1	(1)	35	113

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	1	266	304	1,528
Capital gains distributions	54	8	900	684	—
Total realized gain (loss) on investments
and capital gains distributions	67	9	1,166	988	1,528
Net unrealized appreciation
(depreciation) of investments	(194)	(21)	(1,331)	(2,063)	(2,496)
Net realized and unrealized gain (loss)
on investments	(127)	(12)	(165)	(1,075)	(968)
Net increase (decrease) in net assets
resulting from operations	$(103)	$(11)	$(166)	$(1,040)	$(855)

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$145	$92	$790	$744	$114
Expenses:
Mortality and expense risk charges	4	1	17	15	31
Total expenses	4	1	17	15	31
Net investment income (loss)	141	91	773	729	83

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	230	1,068	60	1,670
Capital gains distributions	445	589	3,424	—	6,141
Total realized gain (loss) on investments
and capital gains distributions	418	819	4,492	60	7,811
Net unrealized appreciation
(depreciation) of investments	(1,241)	(1,705)	(11,911)	(1,153)	(9,731)
Net realized and unrealized gain (loss)
on investments	(823)	(886)	(7,419)	(1,093)	(1,920)
Net increase (decrease) in net assets
resulting from operations	$(682)	$(795)	$(6,646)	$(364)	$(1,837)

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$147	$—	$11	$2	$132
Expenses:
Mortality and expense risk charges	1	—	—	—	3
Total expenses	1	—	—	—	3
Net investment income (loss)	146	—	11	2	129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	190	—	5	3	81
Capital gains distributions	—	—	—	—	680
Total realized gain (loss) on investments
and capital gains distributions	190	—	5	3	761
Net unrealized appreciation
(depreciation) of investments	(1,387)	(1)	(56)	(8)	(1,186)
Net realized and unrealized gain (loss)
on investments	(1,197)	(1)	(51)	(5)	(425)
Net increase (decrease) in net assets
resulting from operations	$(1,051)	$(1)	$(40)	$(3)	$(296)

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Global Equity Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$575	$54	$128	$75	$109
Expenses:
Mortality and expense risk charges	4	1	2	1	6
Total expenses	4	1	2	1	6
Net investment income (loss)	571	53	126	74	103

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	222	138	408	194	178
Capital gains distributions	—	285	1,456	1,086	—
Total realized gain (loss) on investments
and capital gains distributions	222	423	1,864	1,280	178
Net unrealized appreciation
(depreciation) of investments	(1,719)	(786)	(3,712)	(2,583)	(885)
Net realized and unrealized gain (loss)
on investments	(1,497)	(363)	(1,848)	(1,303)	(707)
Net increase (decrease) in net assets
resulting from operations	$(926)	$(310)	$(1,722)	$(1,229)	$(604)

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$1,323	$26	$625	$31	$17
Expenses:
Mortality and expense risk charges	204	—	10	1	—
Total expenses	204	—	10	1	—
Net investment income (loss)	1,119	26	615	30	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,066	156	1,339	494	99
Capital gains distributions	4,219	—	907	514	89
Total realized gain (loss) on investments
and capital gains distributions	12,285	156	2,246	1,008	188
Net unrealized appreciation
(depreciation) of investments	(14,137)	(297)	(4,604)	(1,140)	(528)
Net realized and unrealized gain (loss)
on investments	(1,852)	(141)	(2,358)	(132)	(340)
Net increase (decrease) in net assets
resulting from operations	$(733)	$(115)	$(1,743)	$(102)	$(323)

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$47	$136	$—	$—
Expenses:
Mortality and expense risk charges	—	1	4	7
Total expenses	—	1	4	7
Net investment income (loss)	47	135	(4)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	(83)	552	1,299
Capital gains distributions	1,358	—	1,656	3,713
Total realized gain (loss) on investments
and capital gains distributions	1,382	(83)	2,208	5,012
Net unrealized appreciation
(depreciation) of investments	(2,737)	(87)	(3,354)	(8,506)
Net realized and unrealized gain (loss)
on investments	(1,355)	(170)	(1,146)	(3,494)
Net increase (decrease) in net assets
resulting from operations	$(1,308)	$(35)	$(1,150)	$(3,501)

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Growth Fund - Class 2		Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net assets at January 1, 2017	$49,278		$34,406	$23,124	$9,499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	258		503	335	124
Total realized gain (loss) on investments
and capital gains distributions	7,935		3,780	39	177
Net unrealized appreciation (depreciation)
of investments	4,991	4,991	3,052	6,889	996
Net increase (decrease) in net assets resulting from
operation	13,184		7,335	7,263	1,297
Changes from principal transactions:
Premiums	1,658		1,125	1,085	298
Death Benefits	(234)		(186)	(139)	(52)
Surrenders and withdrawals	(3,955)		(2,662)	(1,280)	(657)
Policy Loans, net	(323)		(74)	(125)	(56)
Contract Charges	(2,038)		(1,377)	(1,130)	(367)
Cost of insurance and administrative charges	1		—	—	—
Transfers between Divisions
(including fixed account), net	(450)		431	591	388
Increase (decrease) in net assets derived from
principal transactions	(5,341)		(2,743)	(998)	(446)
Total increase (decrease) in net assets	7,843		4,592	6,265	851
Net assets at December 31, 2017	57,121		38,998	29,389	10,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	242		532	451	77
Total realized gain (loss) on investments
and capital gains distributions	8,751		4,118	1,517	440
Net unrealized appreciation (depreciation)
of investments	(8,809)		(5,100)	(5,573)	(1,250)
Net increase (decrease) in net assets resulting from
operations	184		(450)	(3,605)	(733)
Changes from principal transactions:
Premiums	1,561		1,049	992	235
Death Benefits	(448)		(502)	(205)	(50)
Surrenders and withdrawals	(3,005)		(2,176)	(1,409)	(500)
Policy Loans, net	(485)		(349)	(171)	(89)
Contract Charges	(2,054)		(1,342)	(1,083)	(347)
Cost of insurance and administrative charges	—		—	—	—
Transfers between Divisions
(including fixed account), net	(448)		(302)	(325)	635
Increase (decrease) in net assets derived from
principal transactions	(4,879)		(3,622)	(2,201)	(118)
Total increase (decrease) in net assets	(4,695)		(4,072)	(5,806)	(851)
Net assets at December 31, 2018	$52,426		$34,926	$23,583	$9,499

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2017	$69,268	$85,142	$1,523	$3,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,045	888	15	73
Total realized gain (loss) on investments
and capital gains distributions	464	6,745	61	31
Net unrealized appreciation (depreciation)
of investments	6,807	10,508	223	28
Net increase (decrease) in net assets resulting from
operation	8,316	18,141	299	132
Changes from principal transactions:
Premiums	2,924	3,340	—	—
Death Benefits	(524)	(326)	(4)	(23)
Surrenders and withdrawals	(3,739)	(5,301)	(39)	(142)
Policy Loans, net	(152)	(176)	(7)	(20)
Contract Charges	(3,572)	(4,229)	(72)	(178)
Cost of insurance and administrative charges	—	1	—	—
Transfers between Divisions
(including fixed account), net	(1,017)	1,177	(19)	(25)
Increase (decrease) in net assets derived from
principal transactions	(6,080)	(5,514)	(141)	(388)
Total increase (decrease) in net assets	2,236	12,627	158	(256)
Net assets at December 31, 2017	71,504	97,769	1,681	3,097

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,382	640	16	64
Total realized gain (loss) on investments
and capital gains distributions	2,168	10,702	105	35
Net unrealized appreciation (depreciation)
of investments	(9,108)	(16,756)	(193)	(123)
Net increase (decrease) in net assets resulting from
operations	(5,558)	(5,414)	(72)	(24)
Changes from principal transactions:
Premiums	2,574	3,121	—	—
Death Benefits	(791)	(697)	(43)	(31)
Surrenders and withdrawals	(3,450)	(4,913)	(97)	(178)
Policy Loans, net	(434)	(837)	(1)	(8)
Contract Charges	(3,254)	(4,067)	(68)	(146)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(873)	(1,280)	(15)	(62)
Increase (decrease) in net assets derived from
principal transactions	(6,228)	(8,673)	(224)	(425)
Total increase (decrease) in net assets	(11,786)	(14,087)	(296)	(449)
Net assets at December 31, 2018	$59,718	$83,682	$1,385	$2,648

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I
Net assets at January 1, 2017	$2,425	$4,773	$30,947	$120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	144	963	4
Total realized gain (loss) on investments
and capital gains distributions	251	129	12	3
Net unrealized appreciation (depreciation)
of investments	157	512	455	11
Net increase (decrease) in net assets resulting from
operation	421	785	1,430	18
Changes from principal transactions:
Premiums	92	85	1,209	4
Death Benefits	(14)	(29)	(169)	(12)
Surrenders and withdrawals	(204)	(159)	(1,601)	(2)
Policy Loans, net	(6)	(13)	(166)	1
Contract Charges	(103)	(322)	(1,529)	(6)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(53)	1,297	(2,039)	6
Increase (decrease) in net assets derived from
principal transactions	(288)	859	(4,295)	(9)
Total increase (decrease) in net assets	133	1,644	(2,865)	9
Net assets at December 31, 2017	2,558	6,417	28,082	129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	94	941	43
Total realized gain (loss) on investments
and capital gains distributions	225	723	(160)	26
Net unrealized appreciation (depreciation)
of investments	(367)	(1,129)	(986)	(170)
Net increase (decrease) in net assets resulting from	(130)	(312)	(205)	(101)
operations	(130)	(312)	(205)	(101)
Changes from principal transactions:
Premiums	72	62	1,010	25
Death Benefits	—	(40)	(106)	(18)
Surrenders and withdrawals	(90)	(274)	(1,618)	(79)
Policy Loans, net	(8)	(69)	(228)	(2)
Contract Charges	(99)	(291)	(1,380)	(28)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(70)	1,162	(2,094)	1,439
Increase (decrease) in net assets derived from
principal transactions	(195)	550	(4,416)	1,337
Total increase (decrease) in net assets	(325)	238	(4,621)	1,236
Net assets at December 31, 2018	$2,233	$6,655	$23,461	$1,365

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Net assets at January 1, 2017	$28,768	$108,902	$11,317	$16,031

Increase (decrease) in net assets
Operations:
Net investment income (loss)	137	738	264	256
Total realized gain (loss) on investments
and capital gains distributions	6	13,110	49	(31)
Net unrealized appreciation (depreciation)
of investments	—	17,317	1,091	(44)
Net increase (decrease) in net assets resulting from
operation	143	31,165	1,404	181
Changes from principal transactions:
Premiums	2,224	4,152	406	841
Death Benefits	(144)	(657)	(117)	(74)
Surrenders and withdrawals	(4,923)	(6,421)	(737)	(1,013)
Policy Loans, net	3	(511)	(72)	(68)
Contract Charges	(2,172)	(5,367)	(455)	(786)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	192	(615)	(739)	(295)
Increase (decrease) in net assets derived from
principal transactions	(4,820)	(9,419)	(1,714)	(1,395)
Total increase (decrease) in net assets	(4,677)	21,746	(310)	(1,214)
Net assets at December 31, 2017	24,091	130,648	11,007	14,817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	365	801	206	212
Total realized gain (loss) on investments
and capital gains distributions	4	23,118	1,157	(42)
Net unrealized appreciation (depreciation)
of investments	—	(25,162)	(2,133)	(18)
Net increase (decrease) in net assets resulting from
operations	369	(1,243)	(770)	152
Changes from principal transactions:
Premiums	2,411	3,910	358	704
Death Benefits	(76)	(1,034)	(73)	(139)
Surrenders and withdrawals	(4,976)	(6,971)	(355)	(704)
Policy Loans, net	72	(612)	(111)	(56)
Contract Charges	(2,222)	(5,347)	(424)	(726)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	6,174	(1,639)	(487)	536
Increase (decrease) in net assets derived from
principal transactions	1,383	(11,693)	(1,092)	(385)
Total increase (decrease) in net assets	1,752	(12,936)	(1,862)	(233)
Net assets at December 31, 2018	$25,843	$117,712	$9,145	$14,584

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Net assets at January 1, 2017	$555	$15,373	$6,405	$8,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	345	144	170
Total realized gain (loss) on investments
and capital gains distributions	34	1,480	555	517
Net unrealized appreciation (depreciation)
of investments	73	711	235	329
Net increase (decrease) in net assets resulting from
operation	113	2,536	934	1,016
Changes from principal transactions:
Premiums	—	955	419	436
Death Benefits	—	(113)	(182)	(37)
Surrenders and withdrawals	—	(680)	(224)	(203)
Policy Loans, net	—	(117)	51	(57)
Contract Charges	—	(854)	(436)	(580)
Cost of insurance and administrative charges	—	1	—	—
Transfers between Divisions
(including fixed account), net	(65)	(57)	2	4
Increase (decrease) in net assets derived from
principal transactions	(65)	(865)	(370)	(437)
Total increase (decrease) in net assets	48	1,671	564	579
Net assets at December 31, 2017	603	17,044	6,969	9,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	349	145	189
Total realized gain (loss) on investments
and capital gains distributions	72	1,697	566	383
Net unrealized appreciation (depreciation)
of investments	(52)	(3,188)	(1,069)	(978)
Net increase (decrease) in net assets resulting from
operations	35	(1,142)	(358)	(406)
Changes from principal transactions:
Premiums	—	925	368	317
Death Benefits	—	(5)	(31)	(97)
Surrenders and withdrawals	—	(679)	(729)	(864)
Policy Loans, net	—	(11)	113	(8)
Contract Charges	—	(834)	(431)	(561)
Cost of insurance and administrative charges	—	1	—	—
Transfers between Divisions
(including fixed account), net	(638)	(272)	(115)	(256)
Increase (decrease) in net assets derived from
principal transactions	(638)	(875)	(825)	(1,469)
Total increase (decrease) in net assets	(603)	(2,017)	(1,183)	(1,875)
Net assets at December 31, 2018	$—	$15,027	$5,786	$7,293

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2017	$65,164	$5,378	$1,632	$10,453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,257	180	37	230
Total realized gain (loss) on investments
and capital gains distributions	6,206	(55)	112	934
Net unrealized appreciation (depreciation)
of investments	6,344	370	(69)	352
Net increase (decrease) in net assets resulting from
operation	13,807	495	80	1,516
Changes from principal transactions:
Premiums	2,928	150	—	509
Death Benefits	(188)	(23)	(18)	(59)
Surrenders and withdrawals	(3,198)	(227)	(73)	(505)
Policy Loans, net	(392)	2	(9)	(86)
Contract Charges	(3,565)	(193)	(71)	(600)
Cost of insurance and administrative charges	1	—	—	—
Transfers between Divisions
(including fixed account), net	1,367	(672)	(79)	1,182
Increase (decrease) in net assets derived from
principal transactions	(3,047)	(963)	(250)	441
Total increase (decrease) in net assets	10,760	(468)	(170)	1,957
Net assets at December 31, 2017	75,924	4,910	1,462	12,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,269	224	39	150
Total realized gain (loss) on investments
and capital gains distributions	7,155	(82)	209	1,817
Net unrealized appreciation (depreciation)
of investments	(11,494)	(550)	(347)	(3,476)
Net increase (decrease) in net assets resulting from
operations	(3,070)	(408)	(99)	(1,509)
Changes from principal transactions:
Premiums	2,725	110	—	487
Death Benefits	(539)	(156)	(5)	(146)
Surrenders and withdrawals	(3,551)	(168)	(61)	(668)
Policy Loans, net	(230)	(16)	(15)	(15)
Contract Charges	(3,424)	(159)	(61)	(545)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(1,328)	(294)	(62)	(471)
Increase (decrease) in net assets derived from
principal transactions	(6,347)	(683)	(204)	(1,358)
Total increase (decrease) in net assets	(9,417)	(1,091)	(303)	(2,867)
Net assets at December 31, 2018	$66,507	$3,819	$1,159	$9,543

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Net assets at January 1, 2017	$7,663	$32,862	$68,681	$14,798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	222	1,025	343
Total realized gain (loss) on investments
and capital gains distributions	(569)	2,691	5,336	1,424
Net unrealized appreciation (depreciation)
of investments	3,482	2,035	3,872	511
Net increase (decrease) in net assets resulting from
operation	2,969	4,948	10,233	2,278
Changes from principal transactions:
Premiums	332	1,164	2,132	462
Death Benefits	(6)	(162)	(328)	(88)
Surrenders and withdrawals	(368)	(1,716)	(4,240)	(560)
Policy Loans, net	(88)	(372)	(164)	(65)
Contract Charges	(349)	(1,452)	(3,075)	(709)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	41	(112)	347	(511)
Increase (decrease) in net assets derived from
principal transactions	(438)	(2,650)	(5,328)	(1,471)
Total increase (decrease) in net assets	2,531	2,298	4,905	807
Net assets at December 31, 2017	10,194	35,160	73,586	15,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	206	1,685	338
Total realized gain (loss) on investments
and capital gains distributions	291	6,187	8,002	2,455
Net unrealized appreciation (depreciation)
of investments	(1,940)	(9,625)	(8,950)	(4,088)
Net increase (decrease) in net assets resulting from
operations	(1,574)	(3,232)	737	(1,295)
Changes from principal transactions:
Premiums	296	1,046	1,801	421
Death Benefits	(72)	(184)	(217)	(56)
Surrenders and withdrawals	(304)	(1,904)	(5,188)	(887)
Policy Loans, net	(76)	(280)	(324)	89
Contract Charges	(355)	(1,403)	(2,925)	(681)
Cost of insurance and administrative charges	—	13	1	—
Transfers between Divisions
(including fixed account), net	(910)	(977)	938	(321)
Increase (decrease) in net assets derived from
principal transactions	(1,421)	(3,689)	(5,914)	(1,435)
Total increase (decrease) in net assets	(2,995)	(6,921)	(5,177)	(2,730)
Net assets at December 31, 2018	$7,199	$28,239	$68,409	$12,875
The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2017	$13,958	$8,517	$1,119	$94

Increase (decrease) in net assets
Operations:
Net investment income (loss)	212	209	18	1
Total realized gain (loss) on investments
and capital gains distributions	102	(118)	25	10
Net unrealized appreciation (depreciation)
of investments	3,548	701	157	(1)
Net increase (decrease) in net assets resulting from
operation	3,862	792	200	10
Changes from principal transactions:
Premiums	744	387	45	—
Death Benefits	(129)	(91)	—	—
Surrenders and withdrawals	(709)	(350)	(59)	(1)
Policy Loans, net	(9)	1	(57)	—
Contract Charges	(727)	(443)	(67)	(3)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(10)	974	43	(19)
Increase (decrease) in net assets derived from
principal transactions	(840)	478	(95)	(23)
Total increase (decrease) in net assets	3,022	1,270	105	(13)
Net assets at December 31, 2017	16,980	9,787	1,224	81

Increase (decrease) in net assets
Operations:
Net investment income (loss)	298	302	24	1
Total realized gain (loss) on investments
and capital gains distributions	351	(131)	67	9
Net unrealized appreciation (depreciation)
of investments	(2,849)	(378)	(194)	(21)
Net increase (decrease) in net assets resulting from
operations	(2,200)	(207)	(103)	(11)
Changes from principal transactions:
Premiums	678	307	61	—
Death Benefits	(168)	(120)	(3)	—
Surrenders and withdrawals	(818)	(372)	(10)	(1)
Policy Loans, net	(98)	(81)	2	—
Contract Charges	(670)	(411)	(71)	(3)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(324)	(1,278)	(32)	—
Increase (decrease) in net assets derived from
principal transactions	(1,400)	(1,955)	(53)	(4)
Total increase (decrease) in net assets	(3,600)	(2,162)	(156)	(15)
Net assets at December 31, 2018	$13,380	$7,625	$1,068	$66

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2017	$7,598	$8,541	$7,047	$8,077

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	41	113	168
Total realized gain (loss) on investments
and capital gains distributions	1,497	861	657	105
Net unrealized appreciation (depreciation)
of investments	537	(215)	489	572
Net increase (decrease) in net assets resulting from
operation	2,119	687	1,259	845
Changes from principal transactions:
Premiums	288	233	289	318
Death Benefits	(7)	(84)	(66)	(45)
Surrenders and withdrawals	(444)	(284)	(540)	(443)
Policy Loans, net	(72)	(23)	75	(19)
Contract Charges	(342)	(281)	(263)	(387)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(281)	(1,404)	889	(461)
Increase (decrease) in net assets derived from
principal transactions	(858)	(1,843)	384	(1,037)
Total increase (decrease) in net assets	1,261	(1,156)	1,643	(192)
Net assets at December 31, 2017	8,859	7,385	8,690	7,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	35	113	141
Total realized gain (loss) on investments
and capital gains distributions	1,166	988	1,528	418
Net unrealized appreciation (depreciation)
of investments	(1,331)	(2,063)	(2,496)	(1,241)
Net increase (decrease) in net assets resulting from
operations	(166)	(1,040)	(855)	(682)
Changes from principal transactions:
Premiums	252	162	296	280
Death Benefits	(6)	(39)	(1)	(56)
Surrenders and withdrawals	(516)	(595)	(622)	(272)
Policy Loans, net	(75)	(7)	(81)	(65)
Contract Charges	(356)	(225)	(278)	(341)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	811	(827)	(869)	(255)
Increase (decrease) in net assets derived from
principal transactions	110	(1,531)	(1,555)	(709)
Total increase (decrease) in net assets	(56)	(2,571)	(2,410)	(1,391)
Net assets at December 31, 2018	$8,803	$4,814	$6,280	$6,494

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2017	$8,770	$40,107	$15,469	$53,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	507	714	337
Total realized gain (loss) on investments
and capital gains distributions	1,173	747	173	4,868
Net unrealized appreciation (depreciation)
of investments	(117)	13,264	161	7,718
Net increase (decrease) in net assets resulting from
operation	1,126	14,518	1,048	12,923
Changes from principal transactions:
Premiums	—	2,032	230	2,215
Death Benefits	(103)	(202)	(93)	(291)
Surrenders and withdrawals	(516)	(2,498)	(750)	(2,853)
Policy Loans, net	(102)	(192)	(80)	(290)
Contract Charges	(327)	(2,161)	(732)	(2,548)
Cost of insurance and administrative charges	—	—	—	1
Transfers between Divisions
(including fixed account), net	(395)	1,384	(424)	(89)
Increase (decrease) in net assets derived from
principal transactions	(1,443)	(1,637)	(1,849)	(3,855)
Total increase (decrease) in net assets	(317)	12,881	(801)	9,068
Net assets at December 31, 2017	8,453	52,988	14,668	63,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	773	729	83
Total realized gain (loss) on investments
and capital gains distributions	819	4,492	60	7,811
Net unrealized appreciation (depreciation)
of investments	(1,705)	(11,911)	(1,153)	(9,731)
Net increase (decrease) in net assets resulting from
operations	(795)	(6,646)	(364)	(1,837)
Changes from principal transactions:
Premiums	—	1,850	236	1,998
Death Benefits	(31)	(333)	(153)	(281)
Surrenders and withdrawals	(364)	(2,615)	(706)	(3,347)
Policy Loans, net	(47)	(223)	(77)	(323)
Contract Charges	(261)	(2,150)	(679)	(2,553)
Cost of insurance and administrative charges	—	13	—	13
Transfers between Divisions
(including fixed account), net	(1,111)	227	(599)	657
Increase (decrease) in net assets derived from
principal transactions	(1,814)	(3,231)	(1,979)	(3,836)
Total increase (decrease) in net assets	(2,609)	(9,877)	(2,343)	(5,673)
Net assets at December 31, 2018	$5,844	$43,111	$12,325	$57,328

The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2017	$6,354	$7	$470	$122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	—	9	2
Total realized gain (loss) on investments
and capital gains distributions	181	—	(1)	28
Net unrealized appreciation (depreciation)
of investments	1,058	—	75	(18)
Net increase (decrease) in net assets resulting from
operation	1,375	—	83	12
Changes from principal transactions:
Premiums	386	—	—	—
Death Benefits	(31)	—	—	—
Surrenders and withdrawals	(549)	—	(7)	(5)
Policy Loans, net	12	—	—	—
Contract Charges	(329)	—	(10)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(64)	—	1	(53)
Increase (decrease) in net assets derived from
principal transactions	(575)	—	(16)	(62)
Total increase (decrease) in net assets	800	—	67	(50)
Net assets at December 31, 2017	7,154	7	537	72

Increase (decrease) in net assets
Operations:
Net investment income (loss)	146	—	11	2
Total realized gain (loss) on investments
and capital gains distributions	190	—	5	3
Net unrealized appreciation (depreciation)
of investments	(1,387)	(1)	(56)	(8)
Net increase (decrease) in net assets resulting from
operations	(1,051)	(1)	(40)	(3)
Changes from principal transactions:
Premiums	333	—	—	—
Death Benefits	(110)	—	—	—
Surrenders and withdrawals	(298)	—	(1)	(2)
Policy Loans, net	(26)	—	—	—
Contract Charges	(299)	—	(9)	(3)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	197	1	(41)	(2)
Increase (decrease) in net assets derived from
principal transactions	(203)	1	(51)	(7)
Total increase (decrease) in net assets	(1,254)	—	(91)	(10)
Net assets at December 31, 2018	$5,900	$7	$446	$62

The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2017	$6,822	$10,701	$2,964	$13,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131	268	50	172
Total realized gain (loss) on investments
and capital gains distributions	910	115	138	1,478
Net unrealized appreciation (depreciation)
of investments	298	2,053	525	(29)
Net increase (decrease) in net assets resulting from
operation	1,339	2,436	713	1,621
Changes from principal transactions:
Premiums	261	416	131	428
Death Benefits	(45)	(19)	—	(54)
Surrenders and withdrawals	(333)	(601)	(78)	(450)
Policy Loans, net	(39)	82	(4)	(22)
Contract Charges	(352)	(517)	(131)	(522)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	8	(466)	(37)	(1,130)
Increase (decrease) in net assets derived from
principal transactions	(500)	(1,105)	(119)	(1,750)
Total increase (decrease) in net assets	839	1,331	594	(129)
Net assets at December 31, 2017	7,661	12,032	3,558	13,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129	571	53	126
Total realized gain (loss) on investments
and capital gains distributions	761	222	423	1,864
Net unrealized appreciation (depreciation)
of investments	(1,186)	(1,719)	(786)	(3,712)
Net increase (decrease) in net assets resulting from
operations	(296)	(926)	(310)	(1,722)
Changes from principal transactions:
Premiums	233	352	130	384
Death Benefits	(50)	(121)	(85)	(101)
Surrenders and withdrawals	(495)	(497)	(193)	(637)
Policy Loans, net	(15)	(155)	(24)	(50)
Contract Charges	(337)	(481)	(139)	(470)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(85)	(669)	808	(262)
Increase (decrease) in net assets derived from
principal transactions	(749)	(1,571)	497	(1,136)
Total increase (decrease) in net assets	(1,045)	(2,497)	187	(2,858)
Net assets at December 31, 2018	$6,616	$9,535	$3,745	$10,223

The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2017	$9,262	$3,935	$102,770	$2,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	93	1,103	26
Total realized gain (loss) on investments
and capital gains distributions	1,969	101	6,096	291
Net unrealized appreciation (depreciation)
of investments	(1,304)	769	23,561	129
Net increase (decrease) in net assets resulting from
operation	746	963	30,760	446
Changes from principal transactions:
Premiums	254	82	4,531	86
Death Benefits	(34)	(27)	(975)	—
Surrenders and withdrawals	(357)	(178)	(5,424)	(224)
Policy Loans, net	(30)	(32)	(254)	(30)
Contract Charges	(378)	(211)	(5,896)	(125)
Cost of insurance and administrative charges	—	—	1	—
Transfers between Divisions
(including fixed account), net	(793)	280	(878)	(39)
Increase (decrease) in net assets derived from
principal transactions	(1,338)	(86)	(8,895)	(332)
Total increase (decrease) in net assets	(592)	877	21,865	114
Net assets at December 31, 2017	8,670	4,812	124,635	2,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	103	1,119	26
Total realized gain (loss) on investments
and capital gains distributions	1,280	178	12,285	156
Net unrealized appreciation (depreciation)
of investments	(2,583)	(885)	(14,137)	(297)
Net increase (decrease) in net assets resulting from
operations	(1,229)	(604)	(733)	(115)
Changes from principal transactions:
Premiums	238	71	4,201	60
Death Benefits	(51)	(61)	(1,112)	(3)
Surrenders and withdrawals	(466)	(191)	(6,987)	(272)
Policy Loans, net	(28)	(15)	(359)	(3)
Contract Charges	(364)	(191)	(5,901)	(122)
Cost of insurance and administrative charges	—	—	13	—
Transfers between Divisions
(including fixed account), net	1,502	(181)	406	200
Increase (decrease) in net assets derived from
principal transactions	831	(568)	(9,739)	(140)
Total increase (decrease) in net assets	(398)	(1,172)	(10,472)	(255)
Net assets at December 31, 2018	$8,272	$3,640	$114,163	$1,920

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net assets at January 1, 2017	$27,488	$2,884	$2,990	$8,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	567	33	17	30
Total realized gain (loss) on investments
and capital gains distributions	1,367	135	270	1,192
Net unrealized appreciation (depreciation)
of investments	1,539	784	(49)	(282)
Net increase (decrease) in net assets resulting from
operation	3,473	952	238	940
Changes from principal transactions:
Premiums	1,233	141	54	350
Death Benefits	(265)	(36)	(11)	(46)
Surrenders and withdrawals	(1,203)	(188)	(64)	(370)
Policy Loans, net	(65)	(48)	(12)	(44)
Contract Charges	(1,479)	(152)	(71)	(387)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(790)	1,946	(1,014)	129
Increase (decrease) in net assets derived from
principal transactions	(2,569)	1,663	(1,118)	(368)
Total increase (decrease) in net assets	904	2,615	(880)	572
Net assets at December 31, 2017	28,392	5,499	2,110	9,085

Increase (decrease) in net assets
Operations:
Net investment income (loss)	615	30	17	47
Total realized gain (loss) on investments
and capital gains distributions	2,246	1,008	188	1,382
Net unrealized appreciation (depreciation)
of investments	(4,604)	(1,140)	(528)	(2,737)
Net increase (decrease) in net assets resulting from
operations	(1,743)	(102)	(323)	(1,308)
Changes from principal transactions:
Premiums	1,136	134	37	329
Death Benefits	(228)	(14)	(2)	(91)
Surrenders and withdrawals	(1,437)	(240)	(95)	(680)
Policy Loans, net	(120)	17	(1)	36
Contract Charges	(1,340)	(156)	(65)	(362)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(239)	(1,995)	290	(213)
Increase (decrease) in net assets derived from
principal transactions	(2,228)	(2,254)	164	(981)
Total increase (decrease) in net assets	(3,971)	(2,356)	(159)	(2,289)
Net assets at December 31, 2018	$24,421	$3,143	$1,951	$6,796

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2017	$6,453	$7,675	$21,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	145	9	10
Total realized gain (loss) on investments
and capital gains distributions	15	1,083	2,543
Net unrealized appreciation (depreciation)
of investments	40	1,480	1,250
Net increase (decrease) in net assets resulting from
operation	200	2,572	3,803
Changes from principal transactions:
Premiums	255	131	898
Death Benefits	(15)	(98)	(74)
Surrenders and withdrawals	(244)	(682)	(1,082)
Policy Loans, net	16	91	(73)
Contract Charges	(317)	(460)	(966)
Cost of insurance and administrative charges	—	—	—
Transfers between Divisions
(including fixed account), net	(471)	7,918	(1,238)
Increase (decrease) in net assets derived from
principal transactions	(776)	6,900	(2,535)
Total increase (decrease) in net assets	(576)	9,472	1,268
Net assets at December 31, 2017	5,877	17,147	23,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135	(4)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(83)	2,208	5,012
Net unrealized appreciation (depreciation)
of investments	(87)	(3,354)	(8,506)
Net increase (decrease) in net assets resulting from
operations	(35)	(1,150)	(3,501)
Changes from principal transactions:
Premiums	247	281	774
Death Benefits	(3)	(22)	(196)
Surrenders and withdrawals	(340)	(591)	(1,117)
Policy Loans, net	(17)	(182)	(115)
Contract Charges	(277)	(615)	(888)
Cost of insurance and administrative charges	—	—	—
Transfers between Divisions
(including fixed account), net	1,392	(268)	332
Increase (decrease) in net assets derived from
principal transactions	1,002	(1,397)	(1,210)
Total increase (decrease) in net assets	967	(2,547)	(4,711)
Net assets at December 31, 2018	$6,844	$14,600	$18,455

1.	Organization
ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, Voya Protector Elite, Voya Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2018, the Account had 58 investment divisions (the “Divisions”), 9 of which invest in independently managed mutual funds and 49 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2018 and related Trusts are as follows:

American Funds Insurance Series®:
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I

The accompanying notes are an integral part of these financial statements.
41

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Growth Portfolio - Institutional Class
Voya Retirement Moderate Growth Portfolio - Institutional Class
Voya Retirement Moderate Portfolio - Institutional Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class

Voya Partners, Inc. (continued):
VY® Baron Growth Portfolio - Initial Class
VY® Columbia Small Cap Value II Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I

The names of certain Trusts and Divisions were closed to contract owners. The following is a summary of current and former names for those Trust and Divisions:

Current Name
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I

Former Name
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Socially Responsive Portfolio - I Class

During 2018, the following Division was closed to policyholders:

Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class

42

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, death benefits, surrenders

43

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

and withdrawals, policy loans, contract charges, cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in payable to receivable from related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

44

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

4.	Charges and Fees
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.00% to 8.00% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.80% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Policies. These charges are assessed through a reduction in unit values.

Other Policy Charges

The cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the Policies. The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge currently ranges from $0.00 to $19.00 per month. Monthly administrative charges for Select*Life II (policies with policy dates before February 17, 2004),
Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies with policy dates on or after February 17, 2004 are guaranteed not to exceed $10.00 per month. These charges are assessed through the redemption of units.

Surrender and Lapse Charges

As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Policies may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

45

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

5.	Related Party Transactions
On May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC (“DSL”),Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust, which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust.The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.
6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 follow:

	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
Growth Fund - Class 2	$7,330	$6,040
Growth-Income Fund - Class 2	4,042	4,421
International Fund - Class 2	2,157	2,574
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	1,382	1,001
Fidelity Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,805	6,486
Fidelity Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	10,845	10,569
Fidelity® VIP Index 500 Portfolio - Initial Class	37	236
Fidelity Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	86	429
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	165	211
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	2,995	1,997
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	2,228	5,703
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	1,518	121
Voya Government Liquid Assets Portfolio - Class I	10,420	8,668
Voya Large Cap Growth Portfolio - Institutional Class	18,675	12,208

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust: (continued)
Voya Large Cap Value Portfolio - Institutional Class	$1,554	$1,279
Voya Limited Maturity Bond Portfolio - Service Class	1,300	1,473
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	574	658
Voya Retirement Growth Portfolio - Institutional Class	2,068	1,300
Voya Retirement Moderate Growth Portfolio - Institutional Class	991	1,202
Voya Retirement Moderate Portfolio - Institutional Class	1,021	1,920
Voya U.S. Stock Index Portfolio - Institutional Class	6,929	7,994
VY® Clarion Global Real Estate Portfolio - Service Class	600	1,060
VY® Clarion Real Estate Portfolio - Institutional Class	164	204
VY® Invesco Growth and Income Portfolio - Service Class	1,580	1,534
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,061	3,407
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	5,479	4,755
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	9,138	8,089
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	3,212	2,083
VY® T. Rowe Price International Stock Portfolio - Institutional Class	523	1,625
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	1,240	2,893
Voya Solution Moderately Aggressive Portfolio - Initial Class	144	120
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	9	4
VY® Baron Growth Portfolio - Initial Class	2,369	1,360
VY® Columbia Small Cap Value II Portfolio - Initial Class	1,384	2,196
VY® Invesco Comstock Portfolio - Initial Class	1,321	2,763
VY® Invesco Equity and Income Portfolio - Initial Class	723	845
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	681	1,815
VY® Oppenheimer Global Portfolio - Initial Class	5,698	4,732
VY® Pioneer High Yield Portfolio - Initial Class	2,034	3,283
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	8,535	6,148
VY® Templeton Foreign Equity Portfolio - Initial Class	713	771
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	—	—
Voya Strategic Allocation Growth Portfolio - Class I	11	52
Voya Strategic Allocation Moderate Portfolio - Class I	2	6
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	901	841
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	680	1,680
Voya Index Plus LargeCap Portfolio - Class I	1,285	451
Voya Index Plus MidCap Portfolio - Class I	2,634	2,188
Voya Index Plus SmallCap Portfolio - Class I	3,098	1,108
Voya International Index Portfolio - Class S	423	888
Voya Russell™ Large Cap Growth Index Portfolio - Class I	7,063	11,464
Voya Russell™ Large Cap Index Portfolio - Class I	816	929
Voya Russell™ Large Cap Value Index Portfolio - Class I	1,842	2,548
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	1,322	3,032
Voya Russell™ Small Cap Index Portfolio - Class I	1,288	1,018
Voya Small Company Portfolio - Class I	2,190	1,765

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc.: (continued):
Voya U.S. Bond Index Portfolio - Class I	$3,891	$2,755
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,955	1,701
Voya SmallCap Opportunities Portfolio - Class I	5,577	3,080

46

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

7.	Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series®:
Growth Fund - Class 2	67,102	168,920	(101,818)	94,533	230,482	(135,949)
Growth-Income Fund - Class 2	49,241	139,705	(90,464)	87,894	168,193	(80,299)
International Fund - Class 2	41,065	99,664	(58,599)	69,574	100,428	(30,854)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	63,828	67,207	(3,379)	80,632	103,596	(22,964)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	39,782	119,484	(79,702)	46,788	130,258	(83,470)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	54,930	139,514	(84,584)	81,200	141,916	(60,716)
Fidelity® VIP Index 500 Portfolio - Initial Class	—	2,812	(2,812)	—	2,037	(2,037)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	87	12,563	(12,476)	1	11,408	(11,407)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I	2,221	7,500	(5,279)	5,565	14,344	(8,779)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	153,135	114,580	38,555	84,657	33,914	50,743
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	121,698	335,187	(213,489)	115,139	326,896	(211,757)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	112,592	9,766	102,826	1,760	2,440	(680)
Voya Government Liquid Assets Portfolio - Class I	1,057,727	944,659	113,068	570,412	972,915	(402,503)
Voya Large Cap Growth Portfolio - Institutional Class	127,110	393,958	(266,848)	166,268	420,447	(254,179)
Voya Large Cap Value Portfolio - Institutional Class	25,890	78,045	(52,155)	43,770	132,113	(88,343)
Voya Limited Maturity Bond Portfolio - Service Class	131,638	160,081	(28,443)	123,607	227,254	(103,647)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	991	23,270	(22,279)	1,409	4,081	(2,672)
Voya Retirement Growth Portfolio - Institutional Class	60,362	107,435	(47,073)	63,929	115,320	(51,391)
Voya Retirement Moderate Growth Portfolio - Institutional Class	30,529	75,812	(45,283)	30,258	52,360	(22,102)
Voya Retirement Moderate Portfolio - Institutional Class	45,691	134,290	(88,599)	36,439	63,846	(27,407)
47

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya U.S. Stock Index Portfolio - Institutional Class	151,154	351,147	(199,993)	250,200	354,216	(104,016)
VY® Clarion Global Real Estate Portfolio - Service Class	38,139	91,321	(53,182)	61,607	137,160	(75,553)
VY® Clarion Real Estate Portfolio - Institutional Class	8	4,261	(4,253)	—	5,216	(5,216)
VY® Invesco Growth and Income Portfolio - Service Class	24,234	73,454	(49,220)	79,296	60,801	18,495
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	118,410	193,705	(75,295)	148,073	186,560	(38,487)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	59,928	151,838	(91,910)	64,216	137,272	(73,056)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	99,067	222,360	(123,293)	106,746	232,130	(125,384)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	33,948	74,343	(40,395)	37,894	84,797	(46,903)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	41,537	102,990	(61,453)	56,816	96,084	(39,268)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	88,020	207,104	(119,084)	142,640	114,059	28,581
Voya Solution Moderately Aggressive Portfolio - Initial Class	6,758	10,889	(4,131)	9,286	17,678	(8,392)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	—	116	(116)	—	664	(664)
VY® Baron Growth Portfolio - Initial Class	50,553	47,549	3,004	45,759	74,008	(28,249)
VY® Columbia Small Cap Value II Portfolio - Initial Class	35,095	99,649	(64,554)	91,266	179,782	(88,516)
VY® Invesco Comstock Portfolio - Initial Class	45,733	93,944	(48,211)	57,620	45,586	12,034
VY® Invesco Equity and Income Portfolio - Initial Class	13,521	38,056	(24,535)	65,049	102,015	(36,966)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	41	37,542	(37,501)	625	32,492	(31,867)
VY® Oppenheimer Global Portfolio - Initial Class	130,459	239,517	(109,058)	181,452	239,013	(57,561)
VY® Pioneer High Yield Portfolio - Initial Class	74,507	167,647	(93,140)	42,447	132,525	(90,078)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	127,130	231,011	(103,881)	102,853	222,148	(119,295)
VY® Templeton Foreign Equity Portfolio - Initial Class	62,155	76,346	(14,191)	40,538	81,276	(40,738)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	—	23	(23)	—	24	(24)
Voya Strategic Allocation Growth Portfolio - Class I	—	2,242	(2,242)	—	762	(762)
Voya Strategic Allocation Moderate Portfolio - Class I	—	254	(254)	—	3,178	(3,178)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	14,990	51,502	(36,512)	21,629	48,507	(26,878)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	39,682	166,190	(126,508)	68,480	165,576	(97,096)
Voya Index Plus LargeCap Portfolio - Class I	32,598	17,553	15,045	8,073	12,453	(4,380)

48

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Index Plus MidCap Portfolio - Class I	41,389	72,660	(31,271)	49,166	101,800	(52,634)
Voya Index Plus SmallCap Portfolio - Class I	60,538	38,511	22,027	66,915	110,154	(43,239)
Voya International Index Portfolio - Class S	19,577	47,294	(27,717)	29,930	34,077	(4,147)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	161,372	400,964	(239,592)	161,567	424,620	(263,053)
Voya Russell™ Large Cap Index Portfolio - Class I	23,082	28,331	(5,249)	72,500	82,466	(9,966)
Voya Russell™ Large Cap Value Index Portfolio - Class I	45,622	117,869	(72,247)	51,617	141,507	(89,890)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	23,228	81,369	(58,141)	86,568	35,879	50,689
Voya Russell™ Small Cap Index Portfolio - Class I	48,108	44,423	3,685	51,716	106,256	(54,540)
Voya Small Company Portfolio - Class I	48,313	89,919	(41,606)	39,750	55,827	(16,077)
Voya U.S. Bond Index Portfolio - Class I	294,812	224,733	70,079	58,380	113,593	(55,213)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	23,116	75,270	(52,154)	349,370	64,396	284,974
Voya SmallCap Opportunities Portfolio - Class I	26,366	40,406	(14,040)	20,153	50,044	(29,891)

49

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Growth Fund - Class 2
2018		1,176	$29.97	to	$45.09	$52,426	0.46%	0.00%	to	0.80%	-1.06%	to	-0.24%
2017		1,278	$30.28	to	$45.20	$57,121	0.50%	0.00%	to	0.80%	27.27%	to	28.30%
2016		1,414	$23.80	to	$35.23	$49,278	0.74%	0.00%	to	0.80%	8.63%	to	9.48%
2015		1,601	$21.91	to	$32.18	$51,008	0.60%	0.00%	to	0.80%	6.00%	to	6.84%
2014		1,734	$20.67	to	$30.12	$51,762	0.75%	0.00%	to	0.80%	7.66%	to	8.54%
Growth-Income Fund - Class 2
2018		942	$25.49	to	$37.64	$34,926	1.47%	0.00%	to	0.80%	-2.56%	to	-1.80%
2017		1,032	$26.16	to	$38.33	$38,998	1.39%	0.00%	to	0.80%	21.39%	to	22.38%
2016		1,112	$21.55	to	$31.32	$34,406	1.39%	0.00%	to	0.80%	10.63%	to	11.54%
2015		1,306	$19.48	to	$28.08	$36,265	1.29%	0.00%	to	0.80%	0.67%	to	1.45%
2014		1,452	$19.35	to	$27.68	$39,767	1.23%	0.00%	to	0.80%	9.76%	to	10.63%
International Fund - Class 2
2018		708	$19.32	to	$33.95	$23,583	1.73%	0.00%	to	0.80%	-13.83%	to	-13.15%
2017		766	$22.42	to	$39.09	$29,389	1.30%	0.00%	to	0.80%	31.11%	to	32.15%
2016		797	$17.10	to	$29.58	$23,124	1.36%	0.00%	to	0.80%	2.70%	to	3.54%
2015		871	$16.65	to	$28.57	$24,442	1.54%	0.00%	to	0.80%	-5.29%	to	-4.51%
2014		937	$17.58	to	$29.92	$27,541	1.38%	0.00%	to	0.80%	-3.46%	to	-2.67%
BlackRock Global Allocation V.I. Fund - Class III
2018		532	$16.61	to	$17.95	$9,499	0.84%	0.00%	to	0.80%	-8.33%	to	-7.57%
2017		535	$18.12	to	$19.42	$10,350	1.30%	0.00%	to	0.80%	12.83%	to	13.70%
2016		558	$16.06	to	$17.08	$9,499	1.17%	0.00%	to	0.80%	2.95%	to	3.77%
2015		636	$15.60	to	$16.46	$10,427	1.06%	0.00%	to	0.80%	-1.76%	to	-0.96%
2014		740	$15.88	to	$16.62	$12,261	2.34%	0.00%	to	0.80%	1.08%	to	1.90%

50

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2018		832	$66.95	to	$94.06	$59,718	2.30%	0.00%	to	0.80%	-9.03%	to	-8.29%
2017		912	$73.00	to	$103.39	$71,504	1.67%	0.00%	to	0.80%	12.00%	to	12.88%
2016		995	$64.67	to	$92.32	$69,268	2.24%	0.00%	to	0.80%	17.07%	to	18.03%
2015		1,078	$54.79	to	$78.86	$63,774	3.14%	0.00%	to	0.80%	-4.74%	to	-3.98%
2014		1,184	$57.06	to	$82.78	$73,051	2.80%	0.00%	to	0.80%	7.86%	to	8.73%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2018		924	$45.03	to	$95.16	$83,682	0.74%	0.00%	to	0.80%	-7.12%	to	-6.38%
2017		1,008	$48.48	to	$101.64	$97,769	1.01%	0.00%	to	0.80%	20.90%	to	21.89%
2016		1,069	$40.10	to	$83.39	$85,142	0.78%	0.00%	to	0.80%	7.13%	to	8.00%
2015		1,182	$37.43	to	$77.21	$87,268	1.02%	0.00%	to	0.80%	-0.13%	to	0.66%
2014		1,308	$37.48	to	$76.70	$96,145	0.94%	0.00%	to	0.80%	11.05%	to	11.95%
Fidelity® VIP Index 500 Portfolio - Initial Class
2018		19		$73.72		$1,385	1.89%		0.80%			-5.26%
2017		22		$77.81		$1,681	1.78%		0.80%			20.75%
2016		24		$64.44		$1,523	1.38%		0.80%			10.97%
2015		27		$58.07		$1,576	1.90%		0.80%			0.52%
2014		31		$57.77		$1,790	1.56%		0.80%			12.66%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2018		77	$34.23	to	$36.10	$2,648	2.33%	0.00%	to	0.80%	-1.34%	to	-0.52%
2017		89	$34.41	to	$36.59	$3,097	2.35%	0.00%	to	0.80%	3.39%	to	4.21%
2016		101	$33.02	to	$35.39	$3,353	2.26%	0.00%	to	0.80%	3.90%	to	4.76%
2015		120	$31.52	to	$34.06	$3,802	2.46%	0.00%	to	0.80%	-1.39%	to	-0.60%
2014		138	$31.71	to	$34.54	$4,425	2.03%	0.00%	to	0.80%	4.98%	to	5.81%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I
2018		66	$24.45	to	$33.77	$2,233	0.50%	0.00%	to	0.80%	-6.47%	to	-5.72%
2017		71	$26.14	to	$35.82	$2,558	0.51%	0.00%	to	0.80%	17.48%	to	18.45%
2016		80	$22.25	to	$30.24	$2,425	0.64%	0.00%	to	0.80%	8.96%	to	9.84%
2015		97	$20.42	to	$27.53	$2,670	0.57%	0.00%	to	0.80%	-1.26%	to	-0.47%
2014		106	$20.68	to	$27.66	$2,916	0.37%	0.00%	to	0.80%	9.53%	to	10.38%

51

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2018		395	$15.56	to	$17.23	$6,655	1.64%	0.00%	to	0.80%	-7.55%	to	-6.81%
2017		357	$16.83	to	$18.49	$6,417	2.82%	0.00%	to	0.80%	13.79%	to	14.70%
2016		306	$14.79	to	$16.12	$4,773	2.31%	0.00%	to	0.80%	6.94%	to	7.83%
2015		329	$13.83	to	$14.95	$4,770	2.07%	0.00%	to	0.80%	-2.61%	to	-1.84%
2014		391	$14.20	to	$15.23	$5,784	1.64%	0.00%	to	0.80%	5.34%	to	6.21%
Voya Intermediate Bond Portfolio - Class I
2018		1,130	$15.57	to	$21.02	$23,461	3.68%	0.00%	to	0.80%	-1.33%	to	-0.57%
2017		1,344	$15.78	to	$21.14	$28,082	3.29%	0.00%	to	0.80%	4.23%	to	5.07%
2016		1,555	$15.14	to	$20.12	$30,947	2.26%	0.00%	to	0.80%	3.49%	to	4.30%
2015		1,776	$14.63	to	$19.29	$33,912	3.61%	0.00%	to	0.80%	-0.20%	to	0.63%
2014		1,704	$14.66	to	$19.17	$32,405	4.72%	0.00%	to	0.80%	5.77%	to	6.68%
Voya Global Perspectives® Portfolio - Class I
2018		113		$12.11		$1,365	5.76%		—			-7.20%
2017		10		$13.05		$129	3.11%		—			14.98%
2016		11	$11.02	to	$11.35	$120	3.75%	0.00%	to	0.80%	5.96%	to	6.77%
2015		11	$10.40	to	$10.63	$112	2.21%	0.00%	to	0.80%	-4.15%	to	-3.28%
2014		6	$10.85	to	$10.99	$69	—	0.00%	to	0.80%	3.43%	to	4.17%
Voya Government Liquid Assets Portfolio - Class I
2018		2,155	$10.74	to	$12.18	$25,843	1.56%	0.00%	to	0.80%	0.85%	to	1.67%
2017		2,042	$10.65	to	$11.98	$24,091	0.60%	0.00%	to	0.80%	-0.19%	to	0.67%
2016		2,445	$10.67	to	$11.90	$28,768	0.14%	0.00%	to	0.80%	-0.56%	to	0.17%
2015		2,783	$10.73	to	$11.88	$32,727	—	0.00%	to	0.80%	-0.83%	to	0.08%
2014		2,785	$10.82	to	$11.87	$32,719	—	0.00%	to	0.80%		0.73%
Voya Large Cap Growth Portfolio - Institutional Class
2018		2,865	$36.94	to	$41.24	$117,712	0.67%	0.00%	to	0.80%	-2.28%	to	-1.48%
2017		3,132	$37.79	to	$41.86	$130,648	0.64%	0.00%	to	0.80%	28.75%	to	29.76%
2016		3,386	$29.36	to	$32.26	$108,902	0.55%	0.00%	to	0.80%	3.13%	to	3.96%
2015		3,744	$28.47	to	$31.03	$115,839	0.57%	0.00%	to	0.80%	5.52%	to	6.38%
2014		4,119	$26.98	to	$29.17	$119,816	0.47%	0.00%	to	0.80%	12.70%	to	13.63%

52

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2018		476	$18.03	to	$19.22	$9,145	2.05%	0.00%	to	0.80%	-8.57%	to	-7.82%
2017		528	$19.72	to	$20.85	$11,007	2.37%	0.00%	to	0.80%	12.62%	to	13.56%
2016		617	$17.50	to	$18.36	$11,317	2.38%	0.00%	to	0.80%	12.98%	to	13.90%
2015		668	$15.49	to	$16.12	$10,763	1.85%	0.00%	to	0.80%	-5.26%	to	-4.45%
2014		745	$16.35	to	$16.87	$12,557	2.40%	0.00%	to	0.80%	9.22%	to	10.05%
Voya Limited Maturity Bond Portfolio - Service Class
2018		1,066	$11.91	to	$13.71	$14,584	1.46%	0.00%	to	0.80%	0.25%	to	1.03%
2017		1,094	$11.88	to	$13.57	$14,817	1.67%	0.00%	to	0.80%	0.34%	to	1.19%
2016		1,198	$11.83	to	$13.41	$16,031	1.23%	0.00%	to	0.80%	0.42%	to	1.28%
2015		1,451	$11.78	to	$13.24	$19,192	0.98%	0.00%	to	0.80%	-0.25%	to	0.61%
2014		1,494	$11.81	to	$13.16	$19,626	0.65%	0.00%	to	0.80%	-0.08%	to	0.69%
Voya Retirement Growth Portfolio - Institutional Class
2018		870	$16.07	to	$17.30	$15,027	2.20%	0.00%	to	0.80%	-7.80%	to	-7.04%
2017		917	$17.43	to	$18.61	$17,044	2.15%	0.00%	to	0.80%	16.20%	to	17.12%
2016		969	$15.00	to	$15.89	$15,373	2.87%	0.00%	to	0.80%	6.91%	to	7.80%
2015		1,035	$14.03	to	$14.74	$15,241	2.19%	0.00%	to	0.80%	-2.37%	to	-1.67%
2014		1,171	$14.37	to	$14.99	$17,524	2.06%	0.00%	to	0.80%	4.89%	to	5.71%
Voya Retirement Moderate Growth Portfolio - Institutional Class
2018		340	$15.82	to	$17.03	$5,786	2.29%	0.00%	to	0.80%	-6.61%	to	-5.91%
2017		385	$16.94	to	$18.10	$6,969	2.17%	0.00%	to	0.80%	14.07%	to	15.07%
2016		407	$14.85	to	$15.73	$6,405	2.58%	0.00%	to	0.80%	6.45%	to	7.23%
2015		439	$13.95	to	$14.67	$6,440	2.23%	0.00%	to	0.80%	-2.04%	to	-1.21%
2014		485	$14.24	to	$14.85	$7,199	1.98%	0.00%	to	0.80%	5.25%	to	6.07%
Voya Retirement Moderate Portfolio - Institutional Class
2018		451	$15.06	to	$16.22	$7,293	2.33%	0.00%	to	0.80%	-5.52%	to	-4.70%
2017		540	$15.94	to	$17.02	$9,168	1.95%	0.00%	to	0.80%	11.31%	to	12.20%
2016		567	$14.32	to	$15.17	$8,589	2.25%	0.00%	to	0.80%	5.29%	to	6.16%
2015		663	$13.60	to	$14.29	$9,454	1.24%	0.00%	to	0.80%	-2.02%	to	-1.24%
2014		744	$13.88	to	$14.47	$10,746	3.36%	0.00%	to	0.80%	4.75%	to	5.62%

53

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2018		2,253	$25.29	to	$29.54	$66,507	1.79%	0.00%	to	0.80%	-5.39%	to	-4.65%
2017		2,453	$26.73	to	$30.98	$75,924	1.78%	0.00%	to	0.80%	20.51%	to	21.49%
2016		2,557	$22.18	to	$25.50	$65,164	1.97%	0.00%	to	0.80%	10.73%	to	11.65%
2015		2,803	$20.03	to	$22.84	$63,988	1.80%	0.00%	to	0.80%	0.30%	to	1.11%
2014		3,059	$19.97	to	$22.59	$69,073	1.84%	0.00%	to	0.80%	12.44%	to	13.35%
VY® Clarion Global Real Estate Portfolio - Service Class
2018		308	$11.43	to	$12.45	$3,819	5.18%	0.00%	to	0.80%	-9.43%	to	-8.72%
2017		361	$12.62	to	$13.64	$4,910	3.50%	0.00%	to	0.80%	9.55%	to	10.45%
2016		437	$11.51	to	$12.35	$5,378	1.20%	0.00%	to	0.80%	-0.26%	to	0.65%
2015		437	$11.54	to	$12.27	$5,351	3.14%	0.00%	to	0.80%	-2.45%	to	-1.68%
2014		419	$11.83	to	$12.48	$5,216	1.08%	0.00%	to	0.80%	12.99%	to	13.87%
VY® Clarion Real Estate Portfolio - Institutional Class
2018		25		$45.93		$1,159	2.98%		—			-7.42%
2017		29		$49.61		$1,462	2.38%		—			5.46%
2016		35		$47.04		$1,632	1.80%		—			4.46%
2015		40		$45.03		$1,784	1.54%		—			3.21%
2014		45		$43.63		$1,978	1.58%		—			30.28%
VY® Invesco Growth and Income Portfolio - Service Class
2018		401	$21.48	to	$23.98	$9,543	1.42%	0.00%	to	0.80%	-14.29%	to	-13.59%
2017		450	$25.06	to	$27.75	$12,410	2.06%	0.00%	to	0.80%	12.98%	to	13.87%
2016		431	$22.18	to	$24.37	$10,453	2.09%	0.00%	to	0.80%	18.93%	to	19.93%
2015		491	$18.65	to	$20.32	$9,918	3.19%	0.00%	to	0.80%	-3.67%	to	-2.91%
2014		540	$19.36	to	$20.93	$11,247	1.13%	0.00%	to	0.80%	9.19%	to	10.10%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2018		418	$15.61	to	$17.29	$7,199	0.89%	0.00%	to	0.80%	-17.28%	to	-16.55%
2017		493	$18.87	to	$20.72	$10,194	0.65%	0.00%	to	0.80%	42.20%	to	43.39%
2016		532	$13.27	to	$14.45	$7,663	1.29%	0.00%	to	0.80%	12.36%	to	13.24%
2015		443	$11.81	to	$12.76	$5,640	1.57%	0.00%	to	0.80%	-16.24%	to	-15.55%
2014		456	$14.10	to	$15.11	$6,866	1.32%	0.00%	to	0.80%	0.36%	to	1.07%

54

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2018		794	$29.72	to	$35.91	$28,239	0.69%	0.00%	to	0.80%	-11.07%	to	-10.34%
2017		886	$33.41	to	$40.05	$35,160	0.69%	0.00%	to	0.80%	14.96%	to	15.85%
2016		959	$29.07	to	$34.57	$32,862	0.73%	0.00%	to	0.80%	20.92%	to	21.94%
2015		1,040	$24.04	to	$28.35	$29,238	0.47%	0.00%	to	0.80%	-4.22%	to	-3.47%
2014		1,108	$25.10	to	$29.37	$32,257	0.55%	0.00%	to	0.80%	7.73%	to	8.62%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2018		1,497	$28.86	to	$46.83	$68,409	2.41%	0.00%	to	0.80%	-0.07%	to	0.73%
2017		1,620	$28.88	to	$46.49	$73,586	1.47%	0.00%	to	0.80%	14.47%	to	15.39%
2016		1,745	$25.23	to	$40.29	$68,681	1.55%	0.00%	to	0.80%	7.45%	to	8.31%
2015		1,926	$23.48	to	$37.20	$70,158	1.53%	0.00%	to	0.80%	4.68%	to	5.50%
2014		2,017	$22.43	to	$35.26	$69,715	1.56%	0.00%	to	0.80%	11.48%	to	12.44%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2018		407	$21.39	to	$32.44	$12,875	2.42%	0.00%	to	0.80%	-9.82%	to	-9.08%
2017		448	$23.72	to	$35.68	$15,605	2.30%	0.00%	to	0.80%	15.54%	to	16.49%
2016		495	$20.53	to	$30.63	$14,798	2.53%	0.00%	to	0.80%	18.12%	to	19.04%
2015		500	$17.38	to	$25.73	$12,540	2.22%	0.00%	to	0.80%	-7.41%	to	-6.64%
2014		605	$18.77	to	$27.56	$16,307	2.11%	0.00%	to	0.80%	6.95%	to	7.78%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2018		672	$17.92	to	$20.00	$13,380	2.00%	0.00%	to	0.80%	-14.67%	to	-13.98%
2017		734	$20.99	to	$23.25	$16,980	1.41%	0.00%	to	0.80%	27.20%	to	28.24%
2016		773	$16.51	to	$18.13	$13,958	1.70%	0.00%	to	0.80%	1.35%	to	2.20%
2015		824	$16.29	to	$17.74	$14,568	1.15%	0.00%	to	0.80%	-1.51%	to	-0.73%
2014		884	$16.54	to	$17.87	$15,737	1.37%	0.00%	to	0.80%	-1.61%	to	-0.83%
Voya Global Bond Portfolio - Service Class
2018		467	$14.66	to	$16.37	$7,625	3.49%	0.00%	to	0.80%	-2.98%	to	-2.15%
2017		586	$15.11	to	$16.73	$9,787	2.31%	0.00%	to	0.80%	8.47%	to	9.27%
2016		558	$13.93	to	$15.31	$8,517	1.50%	0.00%	to	0.80%	5.13%	to	6.02%
2015		703	$13.25	to	$14.44	$10,125	—	0.00%	to	0.80%	-5.22%	to	-4.50%
2014		782	$13.98	to	$15.12	$11,797	0.57%	0.00%	to	0.80%	-0.71%	to	0.13%

55

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Moderately Aggressive Portfolio - Initial Class
2018		97	$10.77	to	$11.07	$1,068	2.09%	0.00%	to	0.80%	-9.72%	to	-8.96%
2017		101	$11.93	to	$12.16	$1,224	1.64%	0.00%	to	0.80%	17.54%	to	18.52%
2016		109	$10.15	to	$10.26	$1,119	1.34%	0.00%	to	0.80%	5.62%	to	6.32%
2015	8/14/2015	129	$9.61	to	$9.65	1,248	(a)	0.00%	to	0.80%		(a)
2014		(a)		(a)		(a)	(a)		(a)			(a)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2018		2	$27.94	to	$31.19	$66	1.36%	0.00%	to	0.80%	-14.84%	to	-14.17%
2017		2	$32.81	to	$36.34	$81	1.38%	0.00%	to	0.80%	10.55%	to	11.47%
2016		3	$29.68	to	$32.60	$94	1.53%	0.00%	to	0.80%	23.41%	to	24.38%
2015		3	$24.05	to	$26.21	$81	2.12%	0.00%	to	0.80%	-2.32%	to	-1.54%
2014		4	$24.62	to	$26.62	$108	1.86%	0.00%	to	0.80%	11.86%	to	12.75%
VY® Baron Growth Portfolio - Initial Class
2018		280	$28.22	to	$31.51	$8,803	0.00%	0.00%	to	0.80%	-2.49%	to	-1.68%
2017		277	$28.94	to	$32.05	$8,859	1.05%	0.00%	to	0.80%	27.49%	to	28.51%
2016		305	$22.70	to	$24.94	$7,598	0.00%	0.00%	to	0.80%	4.75%	to	5.59%
2015		349	$21.67	to	$23.62	$8,227	0.55%	0.00%	to	0.80%	-5.54%	to	-4.76%
2014		407	$22.94	to	$24.80	$10,081	0.27%	0.00%	to	0.80%	3.71%	to	4.55%
VY® Columbia Small Cap Value II Portfolio - Initial Class
2018		244	$17.86	to	$19.77	$4,814	0.00573817526	0.00%	to	0.80%	-18.19%	to	-17.52%
2017		308	$21.82	to	$23.97	$7,385	0.52%	0.00%	to	0.80%	10.36%	to	11.18%
2016		397	$19.78	to	$21.56	$8,541	0.004361158433	0.00%	to	0.80%	23.01%	to	24.05%
2015		353	$16.08	to	$17.38	$6,134	0.67%	0.00%	to	0.80%	-3.54%	to	-2.74%
2014		413	$16.67	to	$17.87	$7,374	0.39%	0.00%	to	0.80%	3.86%	to	4.69%
VY® Invesco Comstock Portfolio - Initial Class
2018		224	$20.63	to	$28.43	$6,280	1.54%	0.00%	to	0.80%	-12.88%	to	-12.17%
2017		272	$23.68	to	$32.37	$8,690	1.46%	0.00%	to	0.80%	17.00%	to	17.97%
2016		260	$20.24	to	$27.44	$7,047	2.63%	0.00%	to	0.80%	17.20%	to	18.12%
2015		289	$17.27	to	$23.23	$6,643	2.63%	0.00%	to	0.80%	-6.50%	to	-5.76%
2014		300	$18.47	to	$24.65	$7,324	2.08%	0.00%	to	0.80%	8.52%	to	9.36%
56

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2018		252	$20.90	to	$26.33	$6,494	2.02%	0.00%	to	0.80%	-10.18%	to	-9.46%
2017		276	$23.27	to	$29.08	$7,885	2.16%	0.00%	to	0.80%	10.02%	to	10.91%
2016		313	$21.15	to	$26.22	$8,077	2.00%	0.00%	to	0.80%	14.39%	to	15.25%
2015		355	$18.49	to	$22.75	$7,956	2.23%	0.00%	to	0.80%	-2.84%	to	-2.07%
2014		393	$19.03	to	$23.23	$9,013	2.59%	0.00%	to	0.80%	8.06%	to	8.96%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2018		137	$25.93	to	$43.01	$5,844	1.29%	0.00%	to	0.80%	-12.69%	to	-11.95%
2017		175	$29.69	to	$48.85	$8,453	0.82%	0.00%	to	0.80%	13.14%	to	14.03%
2016		206	$26.25	to	$42.84	$8,770	0.85%	0.00%	to	0.80%	14.03%	to	14.94%
2015		254	$23.02	to	$37.27	$9,408	0.80%	0.00%	to	0.80%	-3.56%	to	-2.77%
2014		315	$23.87	to	$38.33	$12,003	0.94%	0.00%	to	0.80%	14.37%	to	15.28%
VY® Oppenheimer Global Portfolio - Initial Class
2018		1,639	$23.68	to	$26.44	$43,111	1.64%	0.00%	to	0.80%	-13.89%	to	-13.20%
2017		1,748	$27.50	to	$30.46	$52,988	1.12%	0.00%	to	0.80%	35.40%	to	36.53%
2016		1,805	$20.31	to	$22.31	$40,107	1.17%	0.00%	to	0.80%	-0.59%	to	0.22%
2015		1,972	$20.43	to	$22.26	$43,724	1.50%	0.00%	to	0.80%	3.29%	to	4.12%
2014		2,100	$19.78	to	$21.38	$44,736	1.17%	0.00%	to	0.80%	1.54%	to	2.30%
VY® Pioneer High Yield Portfolio - Initial Class
2018		594	$19.28	to	$21.01	$12,325	5.51%	0.00%	to	0.80%	-3.46%	to	-2.69%
2017		687	$19.97	to	$21.59	$14,668	4.85%	0.00%	to	0.80%	6.51%	to	7.36%
2016		777	$18.75	to	$20.11	$15,469	4.99%	0.00%	to	0.80%	13.36%	to	14.26%
2015		848	$16.54	to	$17.60	$14,792	5.22%	0.00%	to	0.80%	-5.38%	to	-4.61%
2014		1,009	$17.48	to	$18.45	$18,471	4.88%	0.00%	to	0.80%	-0.46%	to	0.38%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2018		1652	$31.30	to	$34.95	$57,328	0.19%	0.00%	to	0.80%	-4.02%	to	-3.24%
2017		1756	$32.61	to	$36.12	$63,001	0.63%	0.00%	to	0.80%	23.80%	to	24.81%
2016		1875	$26.34	to	$28.94	$53,933	0.30%	0.00%	to	0.80%	6.55%	to	7.42%
2015		2050	$24.72	to	$26.94	$54,917	0.00%	0.00%	to	0.80%	1.19%	to	2.01%
2014		2,200	$24.43	to	$26.41	$57,813	0.26%	0.00%	to	0.80%	10.94%	to	11.86%

57

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Initial Class
2018		456	$12.26	to	$12.94	$5,900	2.25%	0.00%	to	0.80%	-15.62%	to	-14.92%
2017		471	$14.53	to	$15.21	$7,154	2.02%	0.00%	to	0.80%	21.39%	to	22.37%
2016		511	$11.97	to	$12.43	$6,354	3.40%	0.00%	to	0.80%	1.01%	to	1.80%
2015		562	$11.85	to	$12.21	$6,857	0.04	0.00%	to	0.80%	-4.13%	to	-3.33%
2014		613	$12.36	to	$12.63	$7,736	2.59%	0.00%	to	0.80%	-7.35%	to	-6.58%
Voya Strategic Allocation Conservative Portfolio - Class I
2018		—		$19.12		$7	2.72%		—			-4.06%
2017		—		$19.93		$7	2.54%		—			10.54%
2016		—		$18.03		$7	2.97%		—			5.69%
2015		—		$17.06		$7	0.00%		—			-0.18%
2014		—		$17.09		$8	0.00%		—			6.61%
Voya Strategic Allocation Growth Portfolio - Class I
2018		21	$17.76	to	$20.91	$446	0.02	0.00%	to	0.80%	-9.06%	to	-8.33%
2017		24	$19.53	to	$22.81	$537	1.74%	0.00%	to	0.80%	16.95%	to	17.88%
2016		24	$16.70	to	$19.35	$470	2.61%	0.00%	to	0.80%	6.10%	to	6.97%
2015		25	$15.74	to	$18.09	$457	0.03	0.00%	to	0.80%	-1.99%	to	-1.20%
2014		28	$16.06	to	$18.31	$504	0.02	0.00%	to	0.80%	5.73%	to	6.58%
Voya Strategic Allocation Moderate Portfolio - Class I
2018		3	$17.27	to	$20.10	$62	2.99%	0.00%	to	0.80%	-6.80%	to	-6.03%
2017		3	$18.53	to	$21.39	$72	2.53%	0.00%	to	0.80%	13.61%	to	14.45%
2016		7	$16.31	to	$18.69	$122	2.96%	0.00%	to	0.80%	5.77%	to	6.68%
2015		9	$15.42	to	$17.52	$153	3.17%	0.00%	to	0.80%	-1.41%	to	-0.57%
2014		9	$15.64	to	$17.62	$162	2.31%	0.00%	to	0.80%	5.89%	to	6.66%
Voya Growth and Income Portfolio - Class I
2018		346	$17.58	to	$19.23	$6,616	1.85%	0.00%	to	0.80%	-5.23%	to	-4.42%
2017		382	$18.55	to	$20.12	$7,661	1.85%	0.00%	to	0.80%	19.37%	to	20.33%
2016		409	$15.54	to	$16.72	$6,822	1.93%	0.00%	to	0.80%	8.90%	to	9.78%
2015		466	$14.27	to	$15.23	$7,086	1.94%	0.00%	to	0.80%	-2.19%	to	-1.49%
2014		538	$14.59	to	$15.46	$8,301	1.91%	0.00%	to	0.80%	9.78%	to	10.74%

58

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class I
2018		845	$10.96	to	$11.30	$9,535	5.33%	0.00%	to	0.80%	-9.57%	to	-8.87%
2017		971	$12.12	to	$12.40	$12,032	2.38%	0.00%	to	0.80%	22.80%	to	23.75%
2016		1068	$9.87	to	$10.02	$10,701	2.69%	0.00%	to	0.80%	5.11%	to	6.03%
2015	3/9/2015	1258	$9.39	to	$9.45	$11,889	(b)	0.00%	to	0.80%		(a)
2014		(a)		(a)		(a)	(a)		(a)			(a)
Voya Index Plus LargeCap Portfolio - Class I
2018		131	$23.56	to	$28.74	$3,745	1.48%	0.00%	to	0.80%	-7.57%	to	-6.81%
2017		116	$25.49	to	$30.84	$3,558	1.57%	0.00%	to	0.80%	23.68%	to	24.61%
2016		121	$20.61	to	$24.75	$2,964	1.65%	0.00%	to	0.80%	9.39%	to	10.29%
2015		129	$18.84	to	$22.44	$2,871	1.50%	0.00%	to	0.80%	0.00%	to	0.85%
2014		172	$18.84	to	$22.25	$3,810	1.37%	0.00%	to	0.80%	12.95%	to	13.87%
Voya Index Plus MidCap Portfolio - Class I
2018		328	$23.51	to	$31.42	$10,223	1.10%	0.00%	to	0.80%	-15.07%	to	-14.34%
2017		359	$27.67	to	$36.68	$13,081	1.32%	0.00%	to	0.80%	12.70%	to	13.56%
2016		412	$24.56	to	$32.30	$13,210	0.95%	0.00%	to	0.80%	17.18%	to	18.14%
2015		405	$20.96	to	$27.34	$10,997	0.95%	0.00%	to	0.80%	-2.56%	to	-1.80%
2014		455	$21.51	to	$27.84	$12,578	0.77%	0.00%	to	0.80%	8.69%	to	9.56%
Voya Index Plus SmallCap Portfolio - Class I
2018		272	$22.54	to	$30.56	$8,272	0.89%	0.00%	to	0.80%	-13.11%	to	-12.41%
2017		250	$25.94	to	$34.89	$8,670	0.91%	0.00%	to	0.80%	9.04%	to	9.92%
2016		293	$23.79	to	$31.74	$9,262	0.76%	0.00%	to	0.80%	26.34%	to	27.32%
2015		318	$18.83	to	$24.93	$7,893	0.93%	0.00%	to	0.80%	-4.03%	to	-3.22%
2014		340	$19.62	to	$25.76	$8,706	0.64%	0.00%	to	0.80%	4.64%	to	5.44%
Voya International Index Portfolio - Class S
2018		202	$16.91	to	$18.28	$3,640	2.58%	0.00%	to	0.80%	-14.55%	to	-13.85%
2017		230	$19.79	to	$21.22	$4,812	2.26%	0.00%	to	0.80%	23.53%	to	24.53%
2016		234	$16.02	to	$17.04	$3,935	2.86%	0.00%	to	0.80%	-0.31%	to	0.53%
2015		267	$16.07	to	$16.95	$4,477	2.70%	0.00%	to	0.80%	-1.83%	to	-1.05%
2014		247	$16.37	to	$17.13	$4,184	0.62%	0.00%	to	0.80%	-6.94%	to	-6.19%

59

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2018		3,016	$35.58	to	$38.46	$114,163	1.11%	0.00%	to	0.80%	-1.77%	to	-0.95%
2017		3,256	$36.22	to	$38.83	$124,635	1.13%	0.00%	to	0.80%	30.19%	to	31.27%
2016		3,519	$27.82	to	$29.58	$102,770	1.28%	0.00%	to	0.80%	5.74%	to	6.56%
2015		3,862	$26.31	to	$27.76	$106,018	1.19%	0.00%	to	0.80%	6.73%	to	7.60%
2014		4,240	$24.65	to	$25.80	$108,370	1.29%	0.00%	to	0.80%	12.20%	to	13.11%
Voya Russell™ Large Cap Index Portfolio - Class I
2018		56	$31.66	to	$34.21	$1,920	1.27%	0.00%	to	0.80%	-4.23%	to	-3.47%
2017		61	$33.05	to	$35.44	$2,174	1.22%	0.00%	to	0.80%	21.63%	to	22.59%
2016		71	$27.18	to	$28.91	$2,061	1.49%	0.00%	to	0.80%	10.04%	to	10.94%
2015		68	$24.70	to	$26.06	$1,775	1.59%	0.00%	to	0.80%	1.27%	to	2.12%
2014		74	$24.39	to	$25.52	$1,876	1.42%	0.00%	to	0.80%	12.03%	to	12.87%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2018		847	$26.78	to	$28.94	$24,421	2.37%	0.00%	to	0.80%	-7.37%	to	-6.62%
2017		919	$28.91	to	$30.99	$28,392	2.06%	0.00%	to	0.80%	12.58%	to	13.43%
2016		1,009	$25.68	to	$27.32	$27,488	1.59%	0.00%	to	0.80%	14.69%	to	15.66%
2015		1,068	$22.39	to	$23.62	$25,170	1.68%	0.00%	to	0.80%	-4.28%	to	-3.51%
2014		1,214	$23.39	to	$24.48	$29,655	1.49%	0.00%	to	0.80%	11.54%	to	12.45%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2018		88	$33.03	to	$35.69	$3,143	0.72%	0.00%	to	0.80%	-5.90%	to	-5.16%
2017		146	$35.10	to	$37.63	$5,499	0.81%	0.00%	to	0.80%	23.68%	to	24.69%
2016		96	$28.38	to	$30.18	$2,884	0.79%	0.00%	to	0.80%	6.25%	to	7.10%
2015		113	$26.71	to	$28.18	$3,164	1.13%	0.00%	to	0.80%	-1.37%	to	-0.60%
2014		82	$27.08	to	$28.35	$2,329	0.46%	0.00%	to	0.80%	10.49%	to	11.44%
Voya Russell™ Small Cap Index Portfolio - Class I
2018		91	$19.64	to	$21.40	$1,951	0.84%	0.00%	to	0.80%	-12.01%	to	-11.28%
2017		88	$22.32	to	$24.12	$2,110	0.68%	0.00%	to	0.80%	13.36%	to	14.26%
2016		142	$19.69	to	$21.11	$2,990	0.58%	0.00%	to	0.80%	20.13%	to	21.11%
2015		60	$16.39	to	$17.43	$1,050	1.30%	0.00%	to	0.80%	-5.31%	to	-4.55%
2014		61	$17.31	to	$18.26	$1,112	1.30%	0.00%	to	0.80%	4.09%	to	4.88%

60

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2018		334	$18.99	to	$20.36	$6,796	0.59%	0.00%	to	0.80%	-16.53%	to	-15.87%
2017		375	$22.75	to	$24.20	$9,085	0.34%	0.00%	to	0.80%	10.38%	to	11.32%
2016		392	$20.61	to	$21.74	$8,513	0.41%	0.00%	to	0.80%	23.49%	to	24.44%
2015		436	$16.69	to	$17.47	$7,626	0.50%	0.00%	to	0.80%	-1.53%	to	-0.80%
2014		456	$16.95	to	$17.61	$8,035	0.35%	0.00%	to	0.80%	5.67%	to	6.60%
Voya U.S. Bond Index Portfolio - Class I
2018		487	$12.93	to	$14.09	$6,844	2.14%	0.00%	to	0.80%	-1.15%	to	-0.35%
2017		417	$13.08	to	$14.14	$5,877	2.37%	0.00%	to	0.80%	2.35%	to	3.21%
2016		472	$12.78	to	$13.70	$6,453	2.86%	0.00%	to	0.80%	1.51%	to	2.32%
2015		479	$12.59	to	$13.39	$6,402	2.29%	0.00%	to	0.80%	-0.55%	to	0.22%
2014		261	$12.66	to	$13.36	$3,484	1.98%	0.00%	to	0.80%	4.89%	to	5.78%
Voya MidCap Opportunities Portfolio - Class I
2018		598	$24.07	to	$41.43	$14,600	0.00%	0.00%	to	0.80%	-8.22%	to	-7.46%
2017		650	$26.01	to	$45.14	$17,147	0.09%	0.00%	to	0.80%	24.08%	to	25.05%
2016		365	$20.80	to	$36.38	$7,675	0.00%	0.00%	to	0.80%	6.41%	to	7.27%
2015		418	$19.39	to	$34.19	$8,195	0.00%	0.00%	to	0.80%	-0.26%	to	0.52%
2014		476	$19.29	to	$34.28	$9,282	0.40%	0.00%	to	0.80%	7.97%	to	8.86%
Voya SmallCap Opportunities Portfolio - Class I
2018		231	$44.99	to	$82.25	$18,455	0.00%	0.00%	to	0.80%	-16.55%	to	-15.87%
2017		245	$53.91	to	$97.77	$23,166	0.08%	0.00%	to	0.80%	17.78%	to	18.72%
2016		275	$45.77	to	$82.35	$21,898	0.00%	0.00%	to	0.80%	12.48%	to	13.40%
2015		280	$40.69	to	$72.62	$19,604	0.00%	0.00%	to	0.80%	-1.69%	to	-0.90%
2014		298	$41.39	to	$73.28	$21,065	—%	0.00%	to	0.80%	4.76%	to	5.62%

61

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

(a)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Policy presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

62

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance
Company, which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment,including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Boston, Massachusetts
April 2, 2019

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2018	2017
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$12,750,140	$12,159,271
Bonds - securities loaned and pledged	440,177	515,240
Mortgage loans	2,157,041	2,163,825
Contract loans	552,850	526,520
Cash and short term investments	190,187	291,905
Other invested assets	726,402	588,468
Subsidiaries	278,749	272,686
Securities lending collateral	393,984	411,206
Derivatives	20,997	37,913
Preferred stocks	73,899	54,206
Common stocks	13,839	12,520
Land and Real estate:
Properties occupied by the Company	39,250	—
Properties held for the production of income	—	5,000
Properties held for sale	162	162
Total cash and invested assets	17,637,677	17,038,922

Deferred and uncollected premiums, less loading (2018-$4,861; 2017-($10,121))	(999,518)	(102,621)
Accrued investment income	157,912	162,351
Reinsurance balances recoverable	1,172,703	320,068
Federal income tax recoverable (including $4,596 and $1,652 on realized capital losses at December 31, 2018 and 2017, respectively)	12,883	7,823
Indebtedness from related parties	63,811	27,113
Net deferred tax asset	155,313	94,372
Other assets	22,412	22,503
Separate account assets	2,015,354	2,339,581
Total admitted assets	$20,238,547	$19,910,112

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2018	2017
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,041,063	$11,371,483
Accident and health reserves	79,349	87,813
Deposit type contracts	838,890	681,647
Policyholders’ funds	1,700	1,453
Dividends payable	19,311	9,236
Policy and contract claims	91,790	74,570
Total policy and contract liabilities	13,072,103	12,226,202

Interest maintenance reserve	110,684	49,531
Accounts payable and accrued expenses	112,250	116,786
Reinsurance balances	2,450,068	2,830,502
Indebtedness to related parties	37,576	53,270
Contingency reserve	100	100
Asset valuation reserve	202,934	179,253
Net transfers from separate accounts due or accrued	(10,328)	(18,252)
Derivatives	13,672	35,852
Payable for securities lending	393,984	411,206
Other liabilities	207,214	203,005
Separate account liabilities	2,015,354	2,339,581
Total liabilities	18,605,611	18,427,036

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	2,773	3,466
Surplus note	100,000	100,000
Paid-in and contributed surplus	857,410	857,410
Unassigned surplus	670,253	519,700
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,632,936	1,483,076
Total liabilities and capital and surplus	$20,238,547	$19,910,112

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,122,540	$633,115	$777,121
Considerations for supplementary contracts with life contingencies	4,564	7,443	7,171
Net investment income	820,127	782,982	821,095
Amortization of interest maintenance reserve	(2,281)	(6,798)	(2,108)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	1,629,052	437,768	606,415
Other revenue	93,148	76,821	80,414
Total premiums and other revenues	3,667,150	1,931,331	2,290,108

Benefits paid or provided:
Death benefits	540,273	336,786	360,819
Annuity benefits	65,761	72,537	76,285
Surrender benefits and withdrawals	1,006,545	925,578	844,498
Interest and adjustments on contract or deposit-type contract funds	72,657	16,326	19,397
Accident and health benefits	88,977	44,324	45,487
Other benefits	8,005	10,094	9,311
Increase (decrease) in life, annuity and accident and health reserves	659,875	(355,479)	(123,761)
Net transfers from separate accounts	(135,106)	(101,640)	(101,008)
Total benefits paid or provided	2,306,987	948,526	1,131,028

Insurance expenses and other deductions:
Commissions	294,372	210,576	201,410
General expenses	334,567	330,714	344,282
Insurance taxes, licenses and fees	57,968	57,216	57,378
Other deductions	462,291	124,427	929,060
Total insurance expenses and other deductions	1,149,198	722,933	1,532,130

Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	210,965	259,872	(373,050)

Dividends to policyholders	24,591	10,742	11,295

Gain (loss) from operations before federal income taxes and net realized capital gains (losses)	186,374	249,130	(384,345)

Federal income tax expense	86,359	12,380	55,751
Gain (loss) from operations before net realized capital gains (losses)	100,015	236,750	(440,096)
Net realized capital gains (losses)	621	(2,476)	(66,486)
Net income (loss)	$100,636	$234,274	$(506,582)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	3,466	4,160	4,853
Release of gain on sale/leaseback of home property from unassigned surplus	(693)	(694)	(693)
Balance at end of year	2,773	3,466	4,160

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning and end of year	857,410	857,410	857,410

Unassigned surplus:
Balance at beginning of year	519,700	697,966	644,400
Net income (loss)	100,636	234,274	(506,582)
Change in net unrealized capital gains	30,373	(14,684)	117,915
Change in nonadmitted assets	23,050	74,167	12,470
Change in liability for reinsurance in unauthorized companies	462	1,262	3,370
Change in reserve due to change in valuation basis	(1,241)	—	—
Change in asset valuation reserve	(23,681)	(20,973)	(6,335)
Cumulative effect of change in accounting principle	—	1,652	—
Prior period adjustment	—	(17,656)	20,850
Change in net deferred income tax	42,333	(141,390)	(12,636)
Deferred gain on reinsurance of existing business	40,322	—	764,142
Amortization of gain on reinsurance	(65,563)	(65,663)	(243,353)
Release of gain on sale/leaseback of home property to special surplus	693	694	693
Dividends to stockholder	—	(231,000)	(100,000)
Amortization of pension and other post-employment benefits	3,169	1,051	3,032
Balance at end of year	670,253	519,700	697,966

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,632,936	$1,483,076	$1,662,036

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,025,561	$716,751	$738,427
Net investment income received	874,498	854,422	894,168
Commissions and expenses paid	(772,487)	(743,834)	(715,271)
Benefits paid	(1,847,502)	(1,429,755)	(1,315,908)
Net transfers from separate accounts	141,907	86,760	105,717
Dividends paid to policyholders	(14,513)	(10,847)	(11,495)
Federal income taxes paid	(87,850)	(11,172)	(48,885)
Miscellaneous income	383,421	470,114	438,767
Net cash (used in) provided by operations	(296,965)	(67,561)	85,520
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,169,339	1,898,387	2,366,029
Stocks	51	2,505	38,880
Mortgage loans	275,220	323,055	240,145
Real estate	17,389	—	—
Other invested assets	247,772	78,101	91,379
Net (loss) gain on cash and short term investments	(10)	3	9
Miscellaneous proceeds	10,516	27,279	29,239
Total investment proceeds	2,720,277	2,329,330	2,765,681

Cost of investments acquired:
Bonds	1,827,057	1,642,918	2,372,457
Stocks	21,864	2,636	11,909
Mortgage loans	268,714	267,238	296,261
Real estate	39,735	—	—
Other invested assets	355,410	116,035	115,411
Miscellaneous applications	12,807	14,215	23,562
Total cost of investments acquired	2,525,587	2,043,042	2,819,600
Net (increase) decrease in contract loans	(26,615)	28,914	27,232
Net cash provided by (used in) investment activities	168,075	315,202	(26,687)
Financing and Miscellaneous Activities
Other cash (applied) provided:
Net deposits (withdrawals) on deposit type contracts	157,243	(18,179)	21,706
Dividends paid to stockholder	—	(231,000)	(100,000)
Funds withheld under reinsurance treaty	(55,559)	57,506	25,372
Other cash (applied) provided	(74,512)	(13,912)	65,530
Net cash provided (used in) by financing and miscellaneous activities	27,172	(205,585)	12,608
Net (decrease) increase in cash and short term investments	(101,718)	42,056	71,441
Cash and short term investments:
Beginning of year	291,905	249,849	178,408
End of year	$190,187	$291,905	$249,849

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance on Venerable Transaction	$926,320	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On June 1, 2018, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the "Transaction") pursuant to a Master Transaction Agreement dated December 20, 2017 (the “MTA”) with VA Capital Company LLC (“VA Capital”) and Athene Holding Ltd ("Athene"). As part of the Transaction, VA Capital’s wholly-owned subsidiary, Venerable Holdings, Inc. ("Venerable"), acquired certain assets of Voya Financial, Inc., including all of the shares of the capital stock of Voya Insurance and Annuity Company (“VIAC”), an affiliate of the Company, and all of the membership interests of Directed Services LLC ("DSL"), another affiliate of the Company. As of June 1, 2018, VIAC and DSL are no longer affiliates of the Company.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

On October 30, 2018, the Company’s ultimate parent, Voya Financial, Inc., announced that it will cease selling new business in its Individual Life segment, effective December 31, 2018, and will retain the existing in-force block of policies. The Company does not believe this event will have a material impact on its financial condition.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes- Revised ("SSAP No. 41R"). The principal provisions of this statement include the following:

▪	Establishes that surplus notes rated NAIC 1 or NAIC 2 are to be carried at amortized cost

▪	Establishes that surplus notes rated NAIC 3 and below are to be carried at the lesser of amortized cost or fair value

▪	Adds guidance to clarify when surplus notes should be non-admitted, record an unrealized loss or have an other-than-temporary impairment (“OTTI”)

The effect on the Company’s 2017 financial statements of adopting SSAP No. 41R at January 1, 2017 was an increase to surplus of $1.7.

Correction of Errors

In 2017, the Company determined that it had overstated a reinsurance receivable in prior years by $27.2.  To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $17.7, net of tax, in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").  The tax effect of this adjustment was a decrease in taxes payable of $9.5.

In 2016, the Company determined that it had understated allocated share based compensation expenses related to retirement eligibility in prior years by $2.3. To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $1.5 net of tax, in accordance with the provisions of SSAP No. 3. The tax effect of this adjustment was an increase to surplus due to taxes recoverable of $0.7 and an increase to surplus of $0.1 due to an increase in deferred tax assets.

In 2016, the Company determined that it had understated the ceded pending claims liability and ceded reinsurance IMR in prior years by $24.3. To correct this error, the Company recognized a cumulative prior period adjustment increase to surplus of $15.8, net of tax, in accordance with the provisions of SSAP No. 3.  The tax effect of this adjustment was an increase to taxes payable of $8.5.

In 2016, the Company determined that it had overstated the pending claim liability in prior years by $10.0. To correct this error, the Company recognized a cumulative prior period adjustment to increase surplus of $6.5, net of tax, in accordance with the provisions SSAP No. 3. The tax effect of this adjustment was an increase to taxes payable of $3.5

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.

•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•	The Company's intent to sell the security prior to its maturity at an amount below its carrying value.

•	The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets. Any depreciation and rent expense are charged to operating expenses on the statements of operations. Rental income is reported as Net Investment income.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U. S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Participation Fund Account: On January 3, 1989, the Minnesota Department of Commerce approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

assets (approximately $63.8 and $75.3 as of December 31, 2018 and 2017, respectively) with respect to such policies are included in the Company's financial statements, but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experience an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under a recent amendment to the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 3 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge against an increase in the interest rate benchmarked

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount adjusted to a limited statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.00% to 13.25% for 2018.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve of $105.9 for any surrender value promised in excess of the reserves as otherwise legally computed reserves.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce, is $6.0 billion and $6.6 billion at December 31, 2018 and 2017, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $408.4 and $383.7 at December 31, 2018 and 2017, respectively.

The Company does not anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.
Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2018	2017
	(In Thousands)
Net deferred tax asset	$28,687	$51,764
Deferred and uncollected premium	7,009	9,484
Health care and other amounts receivable	1,399	985
Other	5,209	3,121
Total nonadmitted assets	$42,304	$65,354

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2018. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2018.
Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method ("AG43") is followed. This guideline interprets how to apply the NAIC CARVM to Variable Annuities. The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.	Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce.

On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce - Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

For the years ended December 31, 2018, 2017, and 2016, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.	Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$636,365	$48,798	$362	$684,801
States, municipalities, and political subdivisions	481,493	7,783	8,017	481,259
Foreign other (par value - $2,431,871 )	2,420,900	52,224	66,667	2,406,457
Foreign government (par value - $296,016)	294,579	2,486	6,363	290,702
Corporate securities	7,158,031	252,606	178,758	7,231,879
Residential mortgage backed securities	1,090,611	93,112	20,653	1,163,070
Commercial mortgage backed securities	679,988	7,636	10,960	676,664
Other asset backed securities	428,933	7,545	7,060	429,418
Total bonds	13,190,900	472,190	298,840	13,364,250
Preferred stocks	73,899	6,559	523	79,935
Common stocks	14,220	200	581	13,839
Total equity securities	88,119	6,759	1,104	93,774
Total	$13,279,019	$478,949	$299,944	$13,458,024

At December 31, 2017
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$687,428	$82,936	$241	$770,123
States, municipalities, and political subdivisions	560,324	20,269	4,943	575,650
Foreign other (par value - $2,156,387)	2,158,188	159,565	12,224	2,305,529
Foreign government (par value - $200,837)	200,135	8,717	156	208,696
Corporate securities	7,202,547	710,013	19,267	7,893,293
Residential backed securities	998,570	122,971	14,066	1,107,475
Commercial mortgage backed securities	520,065	14,988	3,070	531,983
Other asset backed securities	350,852	14,564	879	364,537
Total bonds	12,678,109	1,134,023	54,846	13,757,286
Preferred stocks	54,206	9,664	240	63,630
Common stocks	12,126	394	—	12,520
Total equity securities	66,332	10,058	240	76,150
Total	$12,744,441	$1,144,081	$55,086	$13,833,436

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2018	2017
	(In Thousands)
Amortized cost	$13,190,900	$12,678,109
Adjustment for below investment grade bonds	(583)	(3,598)
Carrying value	$13,190,317	$12,674,511

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2018
Fair value	$2,204,499	$2,785,885	$1,006,574	$5,996,958
Unrealized loss	60,741	142,361	95,738	298,840

At December 31, 2017
Fair value	$671,387	$43,206	$739,918	$1,454,511
Unrealized loss	16,147	2,427	36,272	54,846

The amortized cost and fair value of investments in bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$304,275	$306,658
Due after 1 year through 5 years	2,021,116	2,034,095
Due after 5 years through 10 years	2,199,436	2,177,941
Due after 10 years	6,466,541	6,576,404
	10,991,368	11,095,098
Residential mortgage-backed securities	1,090,611	1,163,070
Commercial mortgage-backed securities	679,988	676,664
Other asset-backed securities	428,933	429,418
Total	$13,190,900	$13,364,250

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.
Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2018
Residential mortgage-backed securities	$101,533	$98,069	$111,908	$169
Structured securities	23,422	23,784	25,974	—
Total	$124,955	$121,853	$137,882	$169

December 31, 2017
Residential mortgage-backed securities	$119,418	$115,299	$132,674	$185
Structured securities	22,495	23,165	26,568	—
Total	$141,913	$138,464	$159,242	$185

December 31, 2016
Residential mortgage-backed securities	$157,575	$151,906	$165,603	$156
Structured securities	30,011	30,866	33,647	—
Total	$187,586	$182,772	$199,250	$156

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2018 or 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following tables detail the Company's exposure to structured notes:

At December 31, 2018

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
30711XAB0	$3,330	$3,727	$3,330	Y
30711XAD6	5,186	5,996	5,338	Y
30711XAF1	13,739	15,672	14,352	Y
30711XAH7	10,446	11,499	10,823	Y
30711XAK0	18,126	20,181	18,760	Y
30711XAM6	1,580	1,693	1,642	Y
30711XAT1	21,030	22,184	21,624	Y
30711XAX2	6,758	6,966	6,851	Y
30711XBB9	7,590	7,509	7,626	Y
30711XBD5	7,550	7,594	7,651	Y
30711XBF0	8,820	8,610	8,852	Y
30711XCB8	1,664	1,639	1,635	Y
30711XCL6	2,868	2,880	2,840	Y
30711XDS0	5,063	5,053	5,054	Y
30711XEP5	9,358	9,104	9,347	Y
30711XJX3	7,179	6,964	7,177	Y
30711XNU4	8,780	8,604	8,823	Y
30711XNX8	30,440	29,741	30,494	Y
30711XQC1	5,078	5,117	5,110	Y
3137G0AD1	1,855	1,958	1,875	Y
3137G0AM1	12,583	13,330	12,640	Y
3137G0AY5	6,851	7,583	7,012	Y
3137G0BK4	4,332	5,124	4,561	Y
3137G0CH0	4,561	5,647	4,810	Y
3137G0CU1	702	808	727	Y
3137G0DF3	84	90	85	Y
3137G0EJ4	999	1,138	1,053	Y
3137G0FJ3	192	219	198	Y
3137G0GW3	1,193	1,162	1,186	Y
3137G0JJ9	2,289	2,281	2,258	Y
3137G0KG3	1,685	1,636	1,675	Y
3137G0TP4	4,366	4,308	4,384	Y
Total	$216,277	$226,017	$219,793	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2017

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
03938LAS3	$2,363	$3,771	$2,376	N
05567SAA0	10,392	11,578	10,217	N
16725*AA8	3,551	3,701	3,551	N
293791AW9	436	491	437	N
30711XAB0	5,635	6,203	5,624	Y
30711XAD6	5,963	6,934	6,058	Y
30711XAF1	11,277	13,419	11,643	Y
30711XAH7	12,495	13,931	12,807	Y
30711XAK0	18,921	22,203	19,587	Y
30711XAM6	6,132	6,354	6,193	Y
30711XAT1	25,531	27,182	25,940	Y
30711XAX2	2,708	3,016	2,774	Y
30711XBB9	5,308	5,386	5,322	Y
30711XBD5	9,771	9,874	9,804	Y
30711XBF0	3,402	3,490	3,396	Y
30711XCB8	1,664	1,694	1,657	Y
30711XCL6	2,868	2,912	2,861	Y
30711XDS0	6,522	6,788	6,512	Y
30711XNT7	4,934	4,971	4,935	Y
30711XQC1	5,078	5,081	5,081	Y
3137G0AD1	2,061	2,220	2,076	Y
3137G0AM1	6,667	7,846	6,730	Y
3137G0AY5	6,851	7,823	6,947	Y
3137G0BK4	5,065	6,079	5,261	Y
3137G0CH0	4,561	5,852	4,720	Y
3137G0CU1	841	971	862	Y
3137G0DF3	103	111	103	Y
3137G0EJ4	999	1,167	1,035	Y
3137G0FJ3	192	226	196	Y
3137G0JJ9	2,289	2,325	2,282	Y
416515AW4	1,898	1,948	1,899	N
59156RBS6	3,525	4,418	3,442	N
670877AA7	836	795	782	N
Q8718#AC8	515	523	515	N
Q8718#AD6	4,100	4,311	4,100	N
Q8718#AF1	17,600	19,273	17,600	N
Total	$203,054	$224,867	$205,325	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2018 and 2017:

	General Account	Separate Account
	(In Thousands)
2018
Number of CUSIPs	73	—
Aggregate Amount of Investment Income	$8,612	$—

2017
Number of CUSIPs	67	—
Aggregate Amount of Investment Income	$6,893	$—

The following table shows 5GI securities at December 31, 2018:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2018	2017	2018	2017	2018	2017
Bonds - AC	1	—	$1,069	$—	$1,069	$—
LB&SS- AC	7	—	4,271	—	3,363	—
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	8	—	$5,340	$—	$4,433	$—

AC- Amortized Cost	FV- Fair Value

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2018 were 5.8% and 3.6%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2018 and 2017.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

During 2018, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 74.3% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2018
Recorded investment (all)
Current	$—	$—	$—	$—	$2,155,718	$—	$2,155,718
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	1,323	—	1,323
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,896,978	$—	$1,896,978

December 31, 2017
Recorded investment (all)
Current	$—	$—	$—	$—	$2,163,825	$—	$2,163,825
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued							—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,895,857	$—	$1,895,857

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2018 and 2017.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2018, 2017 and 2016:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2018
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

December 31, 2017
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

December 31, 2016
Average recorded investment	$—	$—	$—	$—	$2,523	$—	$2,523
Interest income recognized	—	—	—	—	40	—	40
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	64	—	64

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2018 and 2017.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2018 and 2017.

In connection with the closing of the Transaction, the Company purchased certain real property used as Voya Financial, Inc. Atlanta Campus from its then affiliate, VIAC. The cost of the property at time of acquisition was $39.7. As of December 31, 2018, the property is classified as Properties occupied by the company in accordance with SSAP No. 40R.

The Company owned a portion of land (1.47 acres) of a whole block (4.28 acres) located at 680 West Peachtree Street in Midtown Atlanta. It was part of a block bounded by Spring Street, Ponce de Leon, West Peachtree Street and Third Street consisting of three other owners of land. Cousins Properties executed a Purchase and Sale Agreement with the owners of the whole block (4.28 acres). On November 13, 2018, the Company sold its portion of the block (1.47 acres) to Cousins 3WPL and LLC, a Georgia Limited Liability Company. The Company received $17.4 net of closing costs. The Company recognized a gain of $12.4.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2018	2017	2016
	(In Thousands)
Realized capital (losses) gains	$(6,614)	$13,886	$(120,927)
Amount transferred to IMR (net of related taxes of
$(2,077) in 2018, $6,435 in 2017 and $13,916 in 2016)	7,815	(11,952)	25,844
Federal income tax (expense) benefit	(580)	(4,410)	28,597
Net realized capital gains (losses)	$621	$(2,476)	$(66,486)

Realized capital gains include losses of $14.7, $8.2 and $11.8 related to securities that have experienced an other than temporary decline in value during 2018, 2017 and 2016, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.5 billion, $0.9 billion and $1.4 billion in 2018, 2017 and 2016, respectively. Gross gains of $28.4, $35.4 and $34.3 and gross losses of $32.7, $13.1 and $83.3 during 2018, 2017 and 2016, respectively, were realized on those sales. A portion of the gains and losses realized in 2018, 2017 and 2016 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2018:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$1,685	$374	$—	$1,311
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$1,685	$374	$—	$1,311

Second quarter:
Aggregate intent to sell	$654	$85	$—	$569
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$654	$85	$—	$569

Third quarter:
Aggregate intent to sell	$7,040	$1,650	$—	$5,390
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$7,040	$1,650	$—	$5,390

Fourth quarter:
Aggregate intent to sell	$10,495	$2,532	$—	$7,963
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,495	$2,532	$—	$7,963

Total	N/A	$4,641	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2017:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$1,227	$573	$—	$654
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$1,227	$573	$—	$654

Second quarter:
Aggregate intent to sell	$1,820	$372	$—	$1,448
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$1,820	$372	$—	$1,448

Third quarter:
Aggregate intent to sell	$328	$84	$—	$244
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$328	$84	$—	$244

Fourth quarter:
Aggregate intent to sell	$9	$4	$—	$5
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$9	$4	$—	$5

Total	N/A	$1,033	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2016.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$6,551	$1,441	$—	$5,110
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$6,551	$1,441	$—	$5,110

Second quarter:
Aggregate intent to sell	$3,800	$243	$—	$3,557
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$3,800	$243	$—	$3,557

Third quarter:
Aggregate intent to sell	$6,749	$2,059	$—	$4,690
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$6,749	$2,059	$—	$4,690

Fourth quarter:
Aggregate intent to sell	$2,536	$639	$—	$1,897
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$2,536	$639	$—	$1,897

Total	N/A	$4,382	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2018:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
3623417S2	$5,635	$5,502	$133	$5,502	$5,437
362351AB4	401	400	1	400	400
86359DMZ7	314	313	1	313	313
004375AV3	560	560	—	560	537
362351AB4	385	382	3	382	382
36242DT52	3,160	3,155	5	3,155	2,954
93934FAA0	31	31	—	31	29
30247DAE1	1,198	1,192	6	1,192	1,192
362351AB4	364	362	2	362	363
86359DMZ7	254	253	1	253	251
12667GTM5	203	202	1	202	202
16165MAD0	268	268	—	268	267
17307GE87	1,081	1,078	3	1,078	1,144
362341Z36	9,415	9,331	84	9,331	9,332
362351AB4	350	346	4	346	337
46627MBY2	4,125	4,065	60	4,065	3,886
69337HAT8	19	19	—	19	18
75116CAA4	227	225	2	225	225
761118JH2	273	270	3	270	271
93363XAD5	1,507	1,506	1	1,506	1,546
9393366D0	149	147	2	147	148
93934FAA0	75	75	—	75	78
93935YAA8	414	406	8	406	406
			$320

Securities with no amount disclosed represents an OTTI of less than $1.

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.3, $0.2 and $0.4 in 2018, 2017 and 2016, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2018
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$13,769	$579,743
Greater than 12 months	24,904	462,483
Total	$38,673	$1,042,226

	December 31, 2017
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$6,721	$297,240
Greater than 12 months	11,294	181,060
Total	$18,015	$478,300

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year ended December 31
Description	2018	2017	2016
	(In Thousands)
BLACKSTONE COMDTY FUND	$—	$192	$—
BOSTON MILLENNIA FUND II, LP PRVT	111	553	—
BLACKSTONE GRP FUND	353	—	—
CARRHAE CAPITAL FUND III	—	—	11
ESG CROSS BORDER EQUITY FUND LP	1,251	—	—
ENERGY CAPITAL PARTNERS, LP PRVT	1,845	474	3,345
FUNDAMENTAL PARTNERS L.P. PRVT	517	—	—
TRICADIA CS	30	—	—
J. W. CHILDS EQUITY PARTNERS II, L PRVT	49	—	115
TENASKA POWER FUND II, L.P. PRVT	—	—	973
TENASKA POWER FUND, L.P. PRVT	—	—	1,506
VISIUM BALANCED FUND	8	—	285
Total	$4,164	$1,219	$6,235

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Income:
Equity securities	$4,127	$3,606	$3,499
Bonds	642,790	641,423	688,497
Mortgage loans	103,293	105,164	109,194
Derivatives	10,339	8,700	9,714
Contract loans	28,906	27,752	29,769
Real estate	5,862	266	222
Other	71,086	31,742	16,544
Total investment income	866,403	818,653	857,439
Investment expenses	(46,276)	(35,671)	(36,344)
Net investment income	$820,127	$782,982	$821,095

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Affiliate Surplus Note
On December 29, 2004, the Company agreed to lend then affiliate VIAC, the principal sum of $175.0 plus interest through a surplus note approved by the Iowa Commission of Insurance. As a result of the Transaction referenced in Note 1, VIAC is no longer an affiliate. The Company continues to own the surplus note issued by VIAC and the terms of the the agreement remain the same.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2018 and 2017, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $21.9 and $117.6, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $401.5 and $509.9 at December 31, 2018 and 2017, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2018 and 2017 are shown below:

	2018	2017
	(In Thousands)
Open	$393,984	$411,206
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$393,984	$411,206

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2018 and 2017 are shown below:

	2018		2017
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	136,650	136,651	184,813	184,809
31 to 60 days	68,184	68,191	56,193	56,197
61 to 90 days	52,677	52,680	91,632	91,634
91 to 120 days	38,853	38,853	52,807	52,812
121 to 180 days	62,073	62,071	25,761	25,764
181 to 365 days	35,547	35,523	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$393,984	$393,969	$411,206	$411,216

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2018 and 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. The Company has determined the estimated maximum borrowing capacity from the FHLB as $6.2 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2018			2017
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

All FHLB membership stock is not eligible for redemption.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2018:

Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	399,583	—	399,583	474,809	(75,226)	—	399,583	2.0%	2.0%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—		—	—	—	—%	—%
FHLB capital stock	10,000	—	10,000	10,000	—	—	10,000	0.0%	0.0%
On deposit with states	78,773	—	78,773	107,015	(28,242)	—	78,773	0.4%	0.4%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—	—	—	—%	—%
Derivative Pledged Collateral	40,594	—	40,594	40,431	163	—	40,594	0.2%	0.2%
Total restricted assets	$528,950	$—	$528,950	$632,255	$(103,305)	$—	$528,950	2.6%	2.6%

* Subset of Total General Account Gross Restricted Assets
There were no restricted assets within the separate accounts at December 31, 2018.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2017:

Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	474,809	—	474,809	252,875	221,934	—	474,809	2.4%	2.4%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—		—	—	—	—%	—%
FHLB capital stock	10,000	—	10,000	10,000	—	—	10,000	0.1%	0.1%
On deposit with states	107,015	—	107,015	137,915	(30,900)	—	107,015	0.5%	0.5%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—	—	—	—%	—%
Derivative pledged collateral	40,431	—	40,431	22,761	17,670	—	40,431	0.2%	0.2%
Total restricted assets	$632,255	$—	$632,255	$423,551	$208,704	$—	$632,255	3.2%	3.2%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2018:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$12,707	$12,707	0.07%	0.07%
Reinvested collateral assets owned	393,984	393,968	2.16	2.16
Total collateral assets	$406,691	$406,675	2.23%	2.23%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset	$406,691	2.45%

*BACV divided by total liabilities excluding Separate Accounts

The following table shows collateral received and reflected as assets at December 31, 2017:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$24,359	$24,359	0.14%	0.14%
Reinvested collateral assets owned	411,206	411,216	2.33	2.34
Total collateral assets	$435,565	$435,575	2.47%	2.48%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset	$435,565	2.71%

*BACV divided by total liabilities excluding Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2018, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2017 the Company held 1 private placement troubled debt restructuring loan with a carrying value of $3.6.

For the years ended December 31, 2018 and 2017, the Company’s total recorded investment in restructured debts was $0.0 and $3.6, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $0.0 during 2018, 2017, and 2016, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.	Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2018	As of December 31, 2017
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$4,357	$9,040
	Held - cleared contracts	8,350	15,319

Securities
	Held	$—	$2,252
	Delivered	40,594	40,431

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2018 and 2017, the total amount would be $0.0 and $250.0, respectively.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2018 and 2017:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2018
Derivative contracts:
Credit contracts	$68,665	$(835)	$(835)
Equity contracts	45,847	189	189
Foreign exchange contracts	94,706	392	(432)
Interest rate contracts	3,814,465	7,579	6,211
Total derivatives	$4,023,683	$7,325	$5,133

December 31, 2017
Derivative contracts:
Credit contracts	$402,393	$(1,505)	$1,403
Equity contracts	94,955	1,946	1,945
Foreign exchange contracts	82,676	(5,220)	(7,149)
Interest rate contracts	4,626,329	6,840	13,349
Total derivatives	$5,206,353	$2,061	$9,548

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The net loss recognized by the Company in unrealized gains and losses for the years ending December 31, 2018, 2017, and 2016 resulting from derivatives that no longer qualify for hedge accounting is $0.0, $0.0, and $0.0 respectively.

The Company does not have any derivative contracts with financing premiums.

5.	Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $667.6 and $613.0 and an aggregate market value of $644.2 and $644.9 at December 31, 2018 and 2017, respectively. Those holdings amounted to 5.1% and 4.8% of the Company’s investments in bonds and 3.7% and 3.5% of total admitted assets at December 31, 2018 and 2017, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $44.7 and $208.9 with an aggregate fair value of $48.7 and $221.6 at December 31, 2018 and 2017, respectively. The carrying value of these holdings amounted to 0.3% and 1.7% of the Company’s investment in bonds and 0.3% and 1.2% of the Company’s total admitted assets at December 31, 2018 and 2017.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2018		2017
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$259,203	12.0%	$275,080	12.7%
50% - 60%	488,705	22.7%	538,496	24.9%
60% - 70%	1,248,509	57.9%	1,219,103	56.4%
70% - 80%	157,779	7.3%	130,481	6.0%
80% - 90%	2,845	0.1%	665	—%
Total	$2,157,041	100.0%	$2,163,825	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,767,853	81.9%	$1,798,242	83.1%
1.25x to 1.5x	182,668	8.5%	162,876	7.5%
1.0x to 1.25x	166,967	7.7%	168,581	7.8%
Less than 1.0x	31,670	1.5%	30,629	1.4%
Not Applicable*	7,883	0.4%	3,497	0.2%
Total	$2,157,041	100.0%	$2,163,825	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2018		As of December 31, 2017
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$524,894	24.3%	$493,768	22.8%
Hotel/Motel	44,269	2.1%	79,564	3.7%
Industrial	444,225	20.6%	445,934	20.6%
Mixed Use	17,808	0.8%	21,962	1.0%
Office	336,534	15.6%	351,797	16.3%
Other	131,221	6.1%	108,929	5.0%
Retail	658,090	30.5%	661,871	30.6%
Total	$2,157,041	100.0%	$2,163,825	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2018		As of December 31, 2017
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$635,471	29.5%	$612,784	28.3%
South Atlantic	463,397	21.5%	450,527	20.8%
West South Central	249,857	11.6%	255,953	11.8%
East North Central	164,471	7.6%	199,103	9.2%
Middle Atlantic	306,856	14.2%	312,398	14.5%
Mountain	211,921	9.8%	203,242	9.4%
West North Central	71,821	3.3%	75,636	3.5%
New England	34,810	1.6%	34,495	1.6%
East South Central	18,437	0.9%	19,687	0.9%
Total	$2,157,041	100.0%	$2,163,825	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2018	2017
	(In Thousands)
2018	$144,880	$—
2017	236,413	247,435
2016	300,284	282,140
2015	267,971	307,177
2014	281,928	300,935
2013	393,934	427,953
2012 and prior	531,631	598,185
Total	$2,157,041	$2,163,825

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.	Reserves
At December 31, 2018 and 2017, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
December 31, 2018
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$42,235	$20,388	$—	$62,623	0.6%
At book value less surrender charge of 5% or more	208,673	—	—	208,673	2.2%
At fair value	—	—	862,070	862,070	8.9%
Total with market value adjustment or at fair value	250,908	20,388	862,070	1,133,366	11.7%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,038,056	—	—	8,038,056	83.1%
Not subject to discretionary withdrawal	501,463	—	4,691	506,154	5.2%
Total annuity reserves and deposit fund liabilities before reinsurance	8,790,427	20,388	866,761	9,677,576	100.0%
Less reinsurance ceded	727,925	—	—	727,925
Total annuity reserves and deposit fund liabilities	$8,062,502	$20,388	$866,761	$8,949,651

December 31, 2017
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$47,893	$24,162	$—	$72,055	0.7%
At book value less surrender charge of 5% or more	228,358	—	—	228,358	2.3%
At fair value	—	—	1,011,161	1,011,161	10.0%
Total with market value adjustment or at fair value	276,251	24,162	1,011,161	1,311,574	13.0%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,261,716	—	—	8,261,716	81.7%
Not subject to discretionary withdrawal	531,990	—	4,990	536,980	5.3%
Total annuity reserves and deposit fund liabilities before reinsurance	9,069,957	24,162	1,016,151	10,110,270	100.0%
Less reinsurance ceded	832,060	—	—	832,060
Total annuity reserves and deposit fund liabilities	$8,237,897	$24,162	$1,016,151	$9,278,210

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2018
Ordinary new business	$2,136	$(281)
Ordinary renewal	(886,955)	(871,084)
Group Life	(83,463)	(87,063)
Totals	$(968,282)	$(958,428)

December 31, 2017
Ordinary new business	$1,417	$(293)
Ordinary renewal	(80,949)	(61,917)
Group Life	15,433	12,473
Totals	$(64,099)	$(49,737)

7.	Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance plan where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $5.1, $5.0 and $5.3 for 2018, 2017 and 2016, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $5.6, $6.3 and $6.4 for 2018, 2017 and 2016, respectively.

The Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013 and 2014 Omnibus Employee Incentive Plan (the "Omnibus Plan") with respect to awards

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

granted in 2013, 2014, 2015, 2016, 2017 and 2018. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.The costs allocated to the Company under these holding company arrangements for employee participation were $14.5, $16.0 and $14.7 for 2018, 2017 and 2016, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $26.3 and $29.7 for the years ended December 31, 2018 and 2017, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2018	2017	2018	2017
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$29,730	$31,028
Interest cost	—	—	1,097	1,350
Actuarial (gain) loss	—	—	(1,281)	196
Benefits paid	—	—	(2,909)	(2,844)
Benefit obligation at end of year	$—	$—	$26,637	$29,730

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2018	2017	2018	2017
	(In Thousands)
Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$4,385	$4,593
Interest cost	—	—	153	188
Contribution by plan participants	—	—	346	303
Actuarial (gain) loss	—	—	(248)	250
Benefits paid	—	—	(688)	(949)
Plan amendments	—	—	—	—
Benefit obligation at end of year	$—	$—	$3,948	$4,385

Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$10	$7
Interest cost	—	—	—	—
Actuarial (gain) loss	—	—	(10)	3
Benefit obligation at end of year	$—	$—	$—	$10
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2018	2017	2018	2017
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	2,909	2,844	342	646	—	—
Plan participants' contributions	—	—	346	303	—	—
Benefits paid	(2,909)	(2,844)	(688)	(949)	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
	(In Thousands)

Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	18,311	17,581	9,401	10,594
Liability for pension benefits	8,326	12,149	(5,453)	(6,209)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	26,637	29,730	3,948	4,385

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	1,097	1,350	1,539	153	188	239	—	—	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	821	821	821	—	—	—	—	—	—
Gains and losses	1,721	1,712	1,621	(246)	(291)	(278)	(10)	3	(12)
Prior service cost or credit	—	—	—	(758)	(773)	(765)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$3,639	$3,883	$3,981	$(851)	$(876)	$(804)	$(10)	$3	$(12)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(In Thousands)
Items not yet recognized - prior year	$12,149	$14,486	$17,833	$(6,209)	$(7,523)	$(8,306)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	(366)
Net prior service cost or credit recognized	—	—	—	758	773	765
Net gain and loss arising during period	(1,281)	196	(905)	(248)	250	106
Net gain and loss recognized	(1,721)	(1,712)	(1,621)	246	291	278
Items not yet recognized - current year	$8,326	$12,149	$14,486	$(5,453)	$(6,209)	$(7,523)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(In Thousands)
Net transition asset or obligation recognized	$821	$821	$821	$—	$—	$—
Net prior service cost or credit	—	—	—	(542)	(758)	(773)
Net recognized gains and losses	834	1,721	1,712	(268)	(248)	(208)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(In Thousands)
Net transition asset or obligation	$1,643	$2,464	$3,285	$—	$—	$—
Net prior service cost or credit	—	—	—	(2,490)	(3,249)	(4,022)
Net recognized gains and losses	6,683	9,685	11,201	(2,963)	(2,960)	(3,501)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2018 and 2017 were as follows:

	2018	2017
Weighted average discount rate	4.46%	3.64%
Rate of increase in compensation level	N/A	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 4.18% and 3.64% as of December 31 2018 and 2017, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Weighted average discount rate	3.85%	4.55%	4.81%
Rate of increase in compensation level	N/A	N/A	N/A

The weighted-average discount rate used to determine expense of other benefit plans was 3.64%, 4.55% and 4.81% as of January 1, 2018, 2017, and 2016 respectively.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.70%, decreasing gradually to 5.00% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2018 by $0.0. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2018 by $0.0.

The amount of accumulated benefit obligation for defined benefit pension plans was $26.6 and $29.7 as of December 31, 2018 and 2017, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2019	$3,004
2020	2,894
2021	2,794
2022	2,729
2023	2,635
2024 through 2026	11,593

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any regulatory contribution requirements for 2019, and the Company currently intends to make voluntary contributions of $2.5 to the defined benefit pension plan for 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.	Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2018
Premium, consideration or deposits for the year	$—	$79,659	$79,659

Reserves for separate accounts with assets at:
Fair value	$20,388	$1,984,630	$2,005,018
Total reserves	$20,388	$1,984,630	$2,005,018

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$20,388	$—	$20,388
At fair value	—	1,979,938	1,979,938
Subtotal	20,388	1,979,938	2,000,326
Not subject to discretionary withdrawal	—	4,692	4,692
Total separate account aggregate reserves	$20,388	$1,984,630	$2,005,018

December 31, 2017
Premium, consideration or deposits for the year	$—	$86,183	$86,183

Reserves for separate accounts with assets at:
Fair value	$24,162	$2,297,166	$2,321,328
Total reserves	$24,162	$2,297,166	$2,321,328

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$24,162	$—	$24,162
At fair value	—	2,292,176	2,292,176
Subtotal	24,162	2,292,176	2,316,338
Not subject to discretionary withdrawal	—	4,990	4,990
Total separate account aggregate reserves	$24,162	$2,297,166	$2,321,328

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2018 and 2017, the Company

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2018 and 2017:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2018
Individual Life	$1,124,113	$—
Individual Annuity	869,168	—
MVA	22,073	—
	$2,015,354	$—

December 31, 2017
Individual Life	$1,295,470	$—
Individual Annuity	1,019,409	—
MVA	24,702	—
	$2,339,581	$—

As of December 31, 2018 separate account assets for products registered with the SEC totaled $2.0 billion.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2018	$12,499
2017	12,107
2016	11,068
2015	11,811
2014	11,798

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2018	$246
2017	307
2016	275
2015	342
2014	438

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$79,632	$87,397	$92,956
Transfers from separate accounts	(214,738)	(189,037)	(193,963)
Transfers as reported in the Statements of Operations	$(135,106)	$(101,640)	$(101,008)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2018 and 2017 was $2.0 billion and $2.3 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.
The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC	Voya II Custom Investments LLC
IB Holdings LLC	Voya Financial Advisors, Inc.
IIPS of Florida, LLC	Voya Financial Partners, LLC
ILICA LLC	Voya Financial Products Company, Inc.
Langhorne I, LLC	Voya Financial, Inc.
Midwestern United Life Insurance Company	Voya Funds Services, LLC
Pen-Cal Administrators, Inc.	Voya Holdings Inc.
Pomona Management LLC	Voya Institutional Plan Services, LLC
Rancho Mountain Properties, Inc.	Voya Institutional Trust Company
ReliaStar Life Insurance Company	Voya Insurance and Annuity Company
ReliaStar Life Insurance Company of New York	Voya Insurance Solutions, Inc.
Roaring River, LLC	Voya International Nominee Holdings, Inc.
Roaring River II, Inc.	Voya Investment Management Alternative Assets LLC
Roaring River IV Holding, LLC	Voya Investment Management Co. LLC
Roaring River IV, LLC	Voya Investment Management LLC
Security Life Assignment Corp.	Voya Investment Trust Company
Security Life of Denver Insurance Company	Voya Investments Distributor, LLC
Security Life of Denver International Limited	Voya Investments, LLC
SLDI Georgia Holdings, Inc.	Voya Payroll Management, Inc.
Voya Alternative Asset Management LLC	Voya Pomona Holdings LLC
Voya America Equities, Inc.	Voya Realty Group LLC
Voya Benefits Company, LLC	Voya Retirement Advisors, LLC
Voya Capital, LLC	Voya Retirement Insurance and Annuity Company
Voya Custom Investments LLC	Voya Services Company

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $12.9 at December 31, 2018 and $7.8 at December 31, 2017, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Federal tax expense on operations	$86,359	$12,380	$55,729
Federal tax expense (benefit) on capital gains and losses	580	4,410	(28,597)
Foreign tax expense	—	—	22
Total current tax expense incurred	$86,939	$16,790	$27,154

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2018 and 2017 are as follows:

	12/31/18			12/31/2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$242,869	$21,085	$263,954	$206,828	$20,013	$226,841	$36,041	$1,072	$37,113
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	242,869	21,085	263,954	206,828	20,013	226,841	36,041	1,072	37,113
Defered Tax Assets Nonadmitted	28,687	—	28,687	51,764	—	51,764	(23,077)	—	(23,077)
Admitted Adjusted Gross DTAs	214,182	21,085	235,267	155,064	20,013	175,077	59,118	1,072	60,190
Gross Deferred tax liabilities	58,869	21,085	79,954	61,393	19,312	80,705	(2,524)	1,773	(751)
Net Admitted Adjusted Gross DTAs	$155,313	$—	$155,313	$93,671	$701	$94,372	$61,642	$(701)	$60,941

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2018 and 2017 are as follows:

		12/31/2018			12/31/2017			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	141,825	21,085	162,910	85,163	9,209	94,372	56,662	11,876	68,538
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	141,825	21,085	162,910	85,163	9,209	94,372	56,662	11,876	68,538
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	222,124	XXX	XXX	207,293	XXX	XXX	14,831
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	72,357	—	72,357	69,901	10,804	80,705	2,456	(10,804)	(8,348)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$214,182	$21,085	$235,267	$155,064	$20,013	$175,077	$59,118	$1,072	$60,190

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2018	2017
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	909.76%	925.48%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,697,080	$1,573,605

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2018		12/31/2017		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$242,869	$21,085	$206,828	$20,013	$36,041	$1,072
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	3.50%	0.00%	(3.50)%
Net Admitted Adjusted Gross DTAs	$214,182	$21,085	$155,064	$20,013	$59,118	$1,072
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	18.32%	100.00%	0.71%	3.50%	17.61%	96.50%

The Company’s tax planning strategies include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2018	12/31/2017	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Investments	$34,068	$42,158	$(8,090)
Policyholder reserves	81,766	61,885	19,881
Deferred acquisition costs	95,828	71,351	24,477
Compensation and benefits accrual	11,201	12,398	(1,197)
Pension accrual	6,617	6,039	578
Receivables - nonadmitted	2,859	2,854	5
Other (including items <5% of total ordinary tax assets)	2,980	3,200	(220)
Tax credit carry-forward	3,909	3,909	—
Policyholder dividends accrual	1,916	1,940	(24)
Discounting of unpaid losses	285	262	23
Net Operating loss carry-forward	1,413	804	609
Unearned premium reserve	27	28	(1)
Subtotal	242,869	206,828	36,041
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	28,687	51,764	(23,077)
Admitted ordinary deferred tax assets	$214,182	$155,064	$59,118
Capital:
Investments	$21,085	$20,013	$1,072
Subtotal	21,085	20,013	1,072
Admitted capital deferred tax assets	$21,085	$20,013	$1,072
Admitted deferred tax assets	$235,267	$175,077	$60,190

Deferred Tax Liabilities
Ordinary:
Investments	$18,961	$30,030	$(11,069)
Deferred and uncollected premiums	16,398	15,462	936
Policyholder reserves	12,618	15,657	(3,039)
Other (including items <5% of total ordinary tax liabilities)	188	244	(56)
Fixed assets	2,755	—	2,755
Subtotal	$50,920	$61,393	$(10,473)
Capital:
Investments	$29,034	$19,312	$9,722
Subtotal	$29,034	$19,312	$9,722
Total deferred tax liabilities	$79,954	$80,705	$(751)

Net deferred tax assets/liabilities	$155,313	$94,372	$60,941

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2018 and 2017, the Company had no valuation allowances.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2018		2017		2016
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$186,374		$249,130		$(384,345)
Capital gains (losses)		1,201		1,934		(95,083)
Total pretax income (loss)		187,575		251,064		(479,428)
Expected tax expense (benefit) at 21% and 35% statutory rate for 2018 and 2017, respectively		39,391	21.0%	87,873	35.0%	(167,800)	35.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(2,949)	(1.6)%	(3,906)	(1.6)%	(5,039)	1.1%
b.	Interest maintenance reserve	12,842	6.8%	5,574	2.2%	(3,245)	0.7%
c.	Reinsurance	(5,301)	(2.8)%	(22,984)	(9.2)%	182,276	(37.9)%
d.	Prior year tax	(354)	(0.2)%	—	—%	—	—%
e.	Liquidation of subsidiary	—	—%	—	—%	25,661	(5.4)%
f.	Rate Change	—	—%	94,479	37.6%	—	—%
g.	Other	241	0.2%	(2,897)	(1.0)%	2,619	(0.5)%
Total income tax reported		$43,870	23.4%	$158,139	63.0%	$34,472	(7.0)%

Current income taxes incurred		$86,939	46.4%	$16,790	6.7%	$27,154	(5.7)%
Change in deferred income tax*		(43,069)	(23.0)%	141,349	56.3%	7,318	(1.5)%
Total income tax reported		$43,870	23.4%	$158,139	63.0%	$34,472	(7.2)%

*	Excluding tax on unrealized gains (losses) and other surplus items.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss ("NOL") carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

tax ("AMT") credits can be realized. Tax Reform eliminated the corporate AMT and allows the credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.

The NAIC SAP Working Group adopted Interpretation ("INT") 18-01, Updated Tax Estimates under the Tax Cuts and Jobs Act. The guidance addresses situations where an insurance company does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under SSAP No. 101 for certain income tax effects of Tax Reform for the reporting period of enactment. The guidance allowed the Company to provide a provisional estimate of the impacts of Tax Reform as of December 31, 2017 and requires all accounting impacts to be completed within one year of the enactment date. Changes in the provisional estimate were recognized as a change in accounting estimate under SSAP No. 3. INT 18-01 also requires the remeasurement of DTAs and DTLs to be allocated to three components of surplus: change in net unrealized capital gain/loss, change in net deferred income tax and change in nonadmitted assets.

In reliance on INT 18-01, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future, resulting in a one-time reduction in its net adjusted gross deferred tax assets of $94.5 as of December 31, 2017. In 2018, the Company finalized the impacts of Tax Reform with no additional adjustments to income tax expense.

As of December 31, 2018, the Company's tax credits and net operating loss carryforward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Net operating Loss	2017	2032	$6,729

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2018, 2017, and 2016.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2018 and 2017.

The Company has no unrecorded tax liability as of December 31, 2018 and 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2018 and 2017 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2018
Fixed Credit at time of purchase	AL	$1,075	$—
Fixed Credit at time of purchase	NC	1,164	1,280
Total State Tax Credits		$2,239	$1,280

December 31, 2017
Fixed credit at time of purchase	AL	$1,060	$190
Fixed credit at time of purchase	NC	1,680	1,920
Total State Tax Credits		$2,740	$2,110

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2018 or 2017.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2018	2017	2016
	(In Thousands)
Balance at beginning of year	$4,151	$4,151	$1,890
Additions for tax positions related to prior year	—	—	2,261
Reduction for tax positions related to prior year	4,151	—	—
Balance at end of year	$—	$4,151	$4,151

The Company had $0.0, $4.2 and $4.2 of tax contingencies as of December 31, 2018, 2017 and 2016, respectively.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2018, 2017 and 2016.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For the tax years 2016 through 2019, Voya Financial, Inc. participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2016. Voya Financial, Inc. is under examination for the periods ended December 31, 2017 and December 31, 2018. For the period ended December 31, 2017, Voya Financial, Inc. expects the examination to be finalized within the next twelve months.

10.	Investment in and Advances to Subsidiaries
The Company has two wholly owned insurance subsidiaries at December 31, 2018 and 2017, ReliaStar Life Insurance Company of New York (“RNY”) and Roaring River, LLC (“RR”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2018	2017
	(In Thousands)
Common stock (cost - $283,016 in 2018 and $283,016 in 2017)	$278,749	$272,686
Limited liability companies (cost - $21,750 in 2018 and $29,250 in 2017)	—	—
	$278,749	$272,686

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2018	2017	2016
	(In Thousands)
Revenues	$324,303	$344,816	$353,273
(Loss) Income before net realized gains and losses	(17,715)	(56,491)	(11,500)
Net (loss) income	(15,240)	(66,035)	(27,541)
Admitted assets	3,301,782	3,474,672	3,396,503
Liabilities	2,961,316	3,136,425	3,016,647

Asset and liability amounts for the year ended December 31, 2018, 2017, and 2016 for RNY and RR are included in the above table, however the Company's carrying amount for RR is zero.

The Company received no cash dividends from RNY during years ended December 31, 2018, 2017 and 2016.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

	December 31
	2018	2017	2016
	(In Thousands)
Carrying Value of RR	$—	$—	$—
Contributed Capital to RR	—	—	—
Return of Capital from RR	7,500	14,000	22,000
Ceded Premium to RR	42,984	44,911	47,180
Ceded Reserves to RR	405,974	372,060	331,527
Ceded Insurance In Force to RR	30,177,568	30,934,278	31,811,931

The Company's share of losses in RR exceeds its investment in the entity for the year ended December 31, 2018:

SCA Entity	Reporting Entity's Share of SCA Net Income (Loss)	Accumulated Share of SCA Net Income (Losses)	Reporting Entity's Share of SCA's Equity, Including Negative Equity	Guaranteed Obligation/Commitment for Financial Support (Yes/No)	SCA Reported Value
Roaring River, LLC	$(33,296)	$(324,032)	$(302,282)	No	$—
The reporting entity does not have investments in other securities or loans to RR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On March 29, 2010, the Company created a Missouri domiciled, wholly owned subsidiary, Roaring River II, LLC ("RRII"), as a limited liability company. RRII received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RRII commenced doing business as a Captive on December 30, 2010. Most business assumed by RRII was novated to a non-affiliate company in 2015. On June 7, 2016, RRII converted from a Missouri limited liability company to a Missouri corporation and changed its name to Roaring River II, Inc. ("RRII Inc."). On July 1, 2016, the Company sold RRII Inc. to an affiliate, Security Life of Denver International, Limited ("SLDI"). The following table summarizes key financial information related to RRII and RRII Inc.:

	December 31
	2018	2017	2016
	(In Thousands)
Carrying Value of RRII	$—	$—	$—
Contributed Capital to RRII	—	—	—
Return of Capital from RRII	—	—	—
Ceded Premium to RRII	—	—	1,747
Ceded Reserves to RRII	—	—	42,737
Ceded Insurance In Force to RRII	—	—	1,155,747

11.	Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

In connection with the closing of the Transaction, the Company reinsured certain of its fixed annuity business to two wholly owned subsidiaries of Athene. The business being reinsured includes substantially all in-force individual fixed and fixed index deferred and fixed payout annuities of the Company. As a result of the Transaction, the Company no longer issues fixed annuity or fixed indexed annuity contracts. The impact of the reinsurance transaction on the Company's 2018 financial statement was a decrease in net income of approximately $12.0 primarily due to the ceding commission the Company paid to Athene.

Effective December 31, 2018 the Company and it's affiliate Security Life of Denver Insurance Company ("SLD") entered into an Automatic Retrocession Agreement whereby SLD assumed certain life insurance business from the Company on a modified coinsurance basis. The Company ceded $872.8 in premiums to SLD; the approximate effects of the transaction on the Company’s

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2018 financial statements was an increase in pre-tax income $10.6 and an increase in surplus of $40.3; the result of a deferred gains.

Effective October 1, 2016, the Company recaptured all business previously ceded to FNL Insurance Company, Ltd.  Concurrent with the recapture, the Company ceded the business to Security Life of Denver International, Ltd. an affiliate.  The approximate effects of the transaction on the Company’s 2016 financial statements was a decrease in net income $575.0 and an increase in surplus of $565.0; primarily the result of a deferred gains of $764.1 partially offset by the release of previously unamortized deferred gains on the FNL treaty of $199.6.

Assumed premiums amounted to $1,213.7, $96.1 and $96.3 for 2018, 2017 and 2016, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2018	2017	2016
	(In Thousands)
Premiums for the year ended	$3,041,384	$2,413,743	$2,221,182
Benefits paid or provided for the year ended	1,960,684	2,034,438	2,095,600
Policy and contract liabilities at year end	11,475,126	11,484,520	11,025,471

The amount of reinsurance credits taken for new agreements executed since January 1, 2018 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $0.1, and the total amount of reinsurance credits taken for these agreements is $0.7 as of December 31, 2018.

The Company estimates that an aggregate reduction in surplus of $7.4 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2018. The amount estimated for years ended December 31, 2017 and 2016 was $7.6 billion and $7.1 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.	Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). For the years ended December 31, 2018, 2017 and 2016, interest paid totaled $2.6, $2.6 and $2.4, respectively. There is no accrued interest for the years ended December 31, 2018 and 2017. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.8, $0.0, and $0.7 as of December 31, 2018, 2017 and 2016, respectively.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On December 21, 2018, the Company received a return of capital of $7.5 million from RR.

On December 27, 2017, the Company received a return of capital of $14.0 from RR.

On May 22, 2017, the Company declared an extraordinary distribution in the amount of $231.0 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on June 29, 2017, after receipt of such approval.

On December 29, 2016 the Company received a return of capital of $22.0 from RR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On July 28, 2016, the Company declared an extraordinary distribution in the amount of $100.0, which was paid to its sole shareholder, Voya Holdings Inc., on September 20, 2016, after receiving approval from the Minnesota Department of Commerce - Insurance Division.

The Company did not receive any capital contributions from Voya Holdings during 2018, 2017 and 2016.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

13.	Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes there to:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.7% and 13.5% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).
Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor's ("S&P") 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves,

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of policy loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 2 and 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2018:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$13,364,250	$13,190,317	$495,054	$12,433,558	$435,638
Preferred stock	79,935	73,899	2,261	2,369	75,305
Common stock	13,839	13,839	30	10,001	3,808
Mortgage loans	2,202,124	2,157,041	—	—	2,202,124
Contract loans	552,850	552,850	552,850	—	—
Other invested assets	229,512	197,701	—	229,512	—
Cash, cash equivalents and short-term investments	19,035	19,035	17,545	1,490	—
Derivatives
Equity contracts	375	375	—	375	—
Foreign exchange contracts	2,143	1,940	—	2,143	—
Interest rate contracts	26,774	18,682	—	26,774	—
Separate account assets	2,015,354	2,015,354	2,009,530	5,753	71
Total Assets	$18,506,191	$18,241,033	$3,077,270	$12,711,975	$2,716,946

Liabilities:
Supplementary contracts and immediate annuities	$74,593	$68,719	$—	$42,044	$32,549
Deposit type contracts	750,311	770,171	—	734,693	15,618
Derivatives
Credit contracts	835	835	—	835	—
Equity contracts	186	186	—	186	—
Foreign exchange contracts	2,575	1,548	—	2,575	—
Interest rate contracts	20,563	11,103	143	20,420	—
Total Liabilities	$849,063	$852,562	$143	$800,753	$48,167

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2018.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2017:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$13,757,286	$12,674,511	$542,418	$12,867,831	$347,037
Preferred stock	63,630	54,206	2,903	—	60,727
Common stock	12,520	12,520	87	10,000	2,433
Mortgage loans	2,192,501	2,163,825	—	—	2,192,501
Contract loans	526,520	526,520	526,520	—	—
Other invested assets	248,078	196,437	—	247,979	99
Cash, cash equivalents and short-term investments	140,449	140,449	67,399	73,050	—
Derivatives
Credit contracts	5,187	2,279	—	5,187	—
Equity contracts	4,866	4,867	—	4,533	333
Interest rate contracts	37,706	30,767	—	37,706	—
Separate account assets	2,339,581	2,339,581	2,330,453	8,649	479
Total Assets	$19,328,324	$18,145,962	$3,469,780	$13,254,935	$2,603,609

Liabilities:
Supplementary contracts and immediate annuities	$70,190	$65,042	$—	$37,425	$32,765
Deposit type contracts	618,924	616,605	—	575,874	43,050
Derivatives
Credit contracts	3,784	3,784	—	3,784	—
Equity contracts	2,921	2,921	—	2,921	—
Foreign exchange contracts	7,149	5,220	—	7,149	—
Interest rate contracts	24,357	23,927	109	24,248	—
Total Liabilities	$727,325	$717,499	$109	$651,401	$75,815

The Company did not have any financial instruments for which it was not practicable to estimate the fair value as of December 31, 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Other asset-backed	—	4,491	—	4,491
Common stock	30	10,001	3,808	13,839
Derivatives
Equity contracts	—	375	—	375
Foreign exchange contracts	—	27	—	27
Interest rate contracts	—	18,682	—	18,682
Separate account assets	2,007,705	5,753	71	2,013,529
Total assets	$2,007,735	$39,329	$3,879	$2,050,943

Liabilities:
Deposit type contracts	$—	$734,693	$—	$734,693
Supplementary contracts and immediate annuities	—	42,044	—	42,044
Derivatives
Credit contracts	—	835	—	835
Equity contracts	—	186	—	186
Foreign exchange contracts	—	9	—	9
Interest rate contracts	—	11,103	—	11,103
Total liabilities	$—	$788,870	$—	$788,870

There were no transfers between Level 1 and Level 2 during 2018. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$—	$1,440	$1,440
Commercial mortgage-backed	—	126	—	126
Other asset-backed	—	2,494	—	2,494
Common stock	87	10,000	2,433	12,520
Derivatives
Equity contracts	—	4,533	333	4,866
Interest rate contracts	—	30,767	—	30,767
Separate account assets	2,329,710	8,649	479	2,338,838
Total assets	$2,329,797	$56,569	$4,685	$2,391,051

Liabilities:
Deposit type contracts	$—	$575,874	$—	$575,874
Supplementary contracts and immediate annuities	—	37,425	—	37,425
Derivatives
Credit contracts	—	3,784	—	3,784
Equity contracts	—	2,921	—	2,921
Foreign exchange contracts	—	131	—	131
Interest rate contracts	—	23,927	—	23,927
Total liabilities	$—	$644,062	$—	$644,062

There were no transfers between Level 1 and Level 2 during 2017. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2018:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$1,440	$—	$(1,440)	$—	$—	$—	$—	$—	$—	$—
Common Stock	2,433	—	—	—	(787)	2,162	—	—	—	3,808
Derivatives
Equity contracts	333	—	—	155	(238)	33	—	—	(283)	—
Separate accounts	479	97	—	—	(225)	—	—	(247)	(33)	71
Total	$4,685	$97	$(1,440)	$155	$(1,250)	$2,195	$—	$(247)	$(316)	$3,879

Transfers into or out of Level 3 during the year ended December 31, 2018 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2017:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$272	$9,600	$(5,072)	$(3,360)	$—	$—	$—	$—	$—	$1,440
Other asset-backed	640	—	(886)	—	—	246	—	—	—	—
Common Stock	203	—	—	—	378	1,852	—	—	—	2,433
Derivatives
Equity contracts	56	20	—	180	201	159	—	(283)	—	333
Separate accounts	138	212	(210)	(3)	—	448	—	(106)	—	479
Total	$1,309	$9,832	$(6,168)	$(3,183)	$579	$2,705	$—	$(389)	$—	$4,685

Transfers into or out of Level 3 during the year ended December 31, 2017 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

14.	Commitments and Contingencies
Claims-Related Extra Contractual Obligation and Bad Faith Losses Stemming from Lawsuits: Settlements are accomplished by compromising disputed claims. By entering a settlement, the Company does not admit any allegation made by a plaintiff and, instead, denies the allegations, including any allegation of bad faith or an entitlement to extra contractual damages. Typically, settlement amounts are not allocated to particular claims (contractual or extra-contractual). The cases (1) were resolved in one year period ending December 31, 2018; (2) contained an allegation of bad faith or sought extra-contractual damages; and (3) the settlement amount exceeded the death benefit amount.

The settlement amounts paid in excess of death benefit amounts during 2018, 2017, and 2016 were $0.0 , $0.0, and $0.0, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2018, 2017 and 2016, rent expense totaled $1.8, $1.9 and $2.0, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.  Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018).  Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy.  Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law.  The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.  The Company filed its answer with affirmative defenses on July 5, 2018, and its response to Plaintiff's motion for judgment on the pleadings on September 6, 2018.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves.  This litigation is generally known as cost of insurance litigation.  While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position.  Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected mortality experience improved, the policy language required the Company to decrease the cost of insurance.  Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification.  The Company denies the allegations in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously.  Cost of insurance litigation also includes Cutler v. Voya Financial, Inc. and ReliaStar Life Insurance Company (USDC S.D. Florida, No. 1:18-cv-20723) (filed February 23, 2018), in which the plaintiff alleges that his insurance policy only permitted the Company to rely upon his expected future mortality experience to establish and increase his cost of insurance, but the Company instead relied upon other, non-disclosed factors to do so.  Plaintiff alleges breach of contract, unjust enrichment, conversion and fraud claims against the Company.  The Company denies the allegations in the complaint, believes the complaint to be without merit, and intends to defend the matter vigorously.  On November 8, 2018, plaintiff filed an amended complaint, and on November 26, 2018, the Company filed a motion to dismiss fraud claims from the amended complaint.  A response and reply have been filed by the parties, who now await the court’s decision.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $56.0

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

and $79.5 at December 31, 2018 and 2017, respectively. The Company is also committed to provide additional capital contributions of $349.5 and $410.7 at December 31, 2018 and 2017, respectively, in partnerships.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.
On June 4, 2018, A.M.Best removed the insurance financial strength ratings of the Company from under review with developing implications and instead, affirmed the financial strength rating of "A" with a stable outlook.

On December 21, 2017, in response to Voya Financial's announcement that it had entered into the Transaction, rating agencies took the following rating actions:

AM Best placed under review with developing implications the "A" financial strength rating of the Company.

Fitch affirmed the "A" financial strength rating of the Company and maintained its Stable outlook.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

S&P affirmed the Company's "A" financial strength rating and revised its outlook on the ratings to Positive from Stable.

Moody's affirmed with a Stable outlook the Company's "A2" financial strength rating of the Company.

The ratings of the Company by the rating agencies reflect a broader view of how the financial services industry is being challenged by the current economic environment, but also are based on the rating agencies’ specific views of the Company’s financial strength. In making their ratings decisions, the agencies consider past and expected future capital and earnings, asset quality and risk, profitability and risk of existing liabilities and current products, market share and product distribution capabilities, and direct or implied support from parent companies, among other factors.

15.	Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $0.4, $0.1 and $0.0 for the years ended December 31, 2018, 2017, and 2016, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2018, 2017, and 2016.

As of December 31, 2018 and 2017, the Company had $0.0 and $73.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

As of December 31, 2018, the Company is the beneficiary of letters of credit totaling $627.4; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.	Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $29.3, $29.3 and $30.0, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $16.8, $38.9 and $41.8, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $209.6, $203.7 and $213.0, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

17.	Guaranty Fund Assessments
Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $1.3 and $4.0 as of December 31, 2018 and 2017, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheet. The Company has also recorded an asset in other assets on the balance sheet of $4.9 and $7.2 as of December 31, 2018 and 2017,

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets expected to be realized and the additional industry support expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R").

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2018	2017
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$7,247	$8,253

Decreases current year:
Premium tax offset applied	652	2,552
Changes in premium tax offset capacity / other adjustments	2,394	684

Increases current year:
Creditable Assessments Remitted	740	2,230
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the current year	$4,941	$7,247

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2018 and 2017:

	2018	2017
Discount Rate Applied	4.25%	4.25%

The Undiscounted and Discounted Amount of the Guaranty Fund Assessments and Related Assets by Insolvency:

	Guaranty Fund Assessment		Related Assets
	(In Thousands)
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Thousands)
2018
Penn Treaty	$930	$583	$642	$403
ANIC	81	44	56	30

2017
Penn Treaty	$2,884	$1,829	$3,695	$1,462
ANIC	251	138	483	110

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Number of Jurisdictions, Ranges of Years Used to Discount and Weighted Average Number of Years of the Discounting Time Period for Payables and Recoverables by Insolvency:
	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
2018
Penn Treaty	50	0-68	11	44	0-20	6
ANIC	50	0-68	14	44	0-20	6

2017
Penn Treaty	50	0-69	11	44	0-20	6
ANIC	50	0-69	14	44	0-20	6

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.	Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2018	2017
	(In Thousands)
Balance at January 1	$432,558	$411,255
Less reinsurance recoverables	355,076	311,540
Net balance at January 1	77,482	99,715

Incurred related to:
Current year	80,883	56,402
Prior years	(5,267)	(26,355)
Total incurred	75,616	30,047

Paid related to:
Current year	50,587	32,461
Prior years	27,659	19,819
Total paid	78,246	52,280

Net balance at December 31	74,852	77,482
Plus reinsurance recoverables	340,095	355,076
Balance at December 31	$414,947	$432,558

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

In 2017, the Company made a change in the reserve methodology for the Compass Critical Illness product which contributed to $18.7 of the decrease above. The assumption change moved from an Expected Loss Ratio approach to a more sophisticated approach that includes loss development triangles and active life reserves.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. The Company's existing health insurance business consists of grandfathered policies issued prior to March 23, 2010 that are not Qualified Health Plans (“QHP”), as defined in the Affordable Care Act. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting periods ended December 31, 2018, 2017 and 2016.

19.	Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $12.7, $11.6, and $11.8 for December 31, 2018, 2017, and 2016, respectively. This represented 2.3%, 49.2%, and 47.3% of the total group life premiums written, net of reinsurance, for December 31, 2018, 2017 and 2016, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $1.6, $1.7, and $1.7 for December 31, 2018, 2017 and 2016, respectively. This represented 1.0%, 1.1%, and 1.8% of net group health premiums written at December 31, 2018, 2017 and 2016, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.	Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2018
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$123,535
Total					$123,535

2017
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$114,318
Total					$114,318

2016
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$100.899
Total					$100,899

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

21.	Subsequent Events
The Company is not aware of any events occurring subsequent to December 31, 2018 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2018 through April 2, 2019, the date the statutory financial statements were available to be issued.

333-69431	May 2019

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)

Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the Select*Life Variable Account. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.

(c)	(1)

Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(2)

Form of Assignment of Broker/Dealer Agency Selling Agreement by and between Washington Square Securities, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(4)

Specimen ING America Equities, Inc. Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(5)	Schedules for Sales Commissions. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(6)

Intercompany Agreement, effective as of January 1, 2010, between Directed Services LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)

(7)

Amendment No. 1 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-6, File No. 033-57244 as filed on April 22, 2014.)

(8)

Amendment No. 2 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-6, File No. 033-57244, as filed on December12, 2014.)

(9)

Amendment No. 3 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 21, 2015.)

(10)

Amendment No. 4 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2016.)

(11)

Amendment No. 5 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 14, 2017.)

(13)

Intercompany Agreement, effective as of January 1, 2010, between ING Investment Management LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)

(14)

Amendment No. 1 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-6, File No. 033-57244 as filed on April 22, 2014.)

(15)

Amendment No. 2 to the Intercompany Agreement between ING Investment Management LLC (now known as Voya Investment Management LLC) and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-6, File No. 033-57244, as filed on December 12, 2014.)

(16)

Amendment No. 3 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2016.)

(17)

Amendment No. 4 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 14, 2017.)

(18)

Amendment No. 5 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2018.)

(19)

Amendment No. 6 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2018.)

(d)	(1)	Form of Policy. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(5)	Insured's Cost of Living Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(7)	Accidental Death Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(8)	Waiver of Specified Premium Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(9)	Term Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(11)	Policy Illustration. (Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(e)	(1)	Revised Policy Application Form. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 2, 1999.)

	(2)

Fund Allocation of Premium Payments Form (Form No. 139195 05/01/2016). (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2016.)

(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)	Not Applicable.

(h)	(1)	(a)

Participation Agreement dated as of as of March 27, 2000, by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (“WSSI”). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

		(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

		(c)

Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 033-57244, as filed on February 9, 2004.)

		(d)

Administrative Services Agreement dated as of March 27, 2000, by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.30105319, as filed on November 24, 2003.)

	(2)	(a)

Participation Agreement dated as of August 8, 1997, among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 002-95392, as filed on August 4, 1997.)

		(b)

Amendment dated as of March 28, 2000, to Participation Agreement among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 033-57244, as filed on March 31, 2000.)

		(c)

Amendment dated as of October 11, 2000, to Participation Agreement among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

		(d)

Amendment dated as of September 29, 2003, to Participation Agreement among ReliaStar Life Insurance Company, The Alger American Fund, Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

		(e)

Form of Service Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 002-95392, as filed on August 4, 1997.)

(3)	(a)

Fund Participation Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(b)

Amendment No. 2 dated as of April 1, 2015, to the Fund Participation Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company; Voya Retirement Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series. (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2016.)

(c)

Business Agreement entered into as of April 30, 2003, by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(d)

Amendment No. 1 entered into as of January 1, 2008, to the Business Agreement by and among ING USA Annuity and Life Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 of Security Life of Denver Insurance Company and its Security Life Separate Account L1, File No. 333-153338, as filed on November 14, 2008.)

(e)

Amendment No. 3 dated as of April 1, 2015, to the Business Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company; Voya Retirement Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series. (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2016.)

(f)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(4)	(a)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(b)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(c)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(d)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(e)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(f)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(g)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4, File No. 333-28755, as filed on April 7, 2008.)

(5)	(a)

Participation Agreement dated as of March 16, 1988, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 002-8. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(f)

Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(g)

Participation Agreement dated as of January 1, 1991, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(h)

Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(j)

Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(k)

Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(l)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(m)

Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(n)

Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(o)

Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(p)

Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(6)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(7)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment No. 1 dated as of February 1, 1999, to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Addendum dated as of May 1, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment dated as of April 1, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 033-57244, as filed on December 12, 2003.)

(e)

Letter Agreement dated as of July 28, 1997, by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(f)

Amendment dated as of April 1, 2003, to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 033-57244, as filed on December 12, 2003.)

(g)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

	(8)	(a)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(b)

Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

	(9)	(a)

Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(10)	(a)

Participation Agreement dated as of January 14, 1994, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

	(11)	(a)

Fund Participation, Administrative and Shareholder Services Agreement, made and entered into as of July 25, 2016, and effective on the December 31, 2015, by and between ReliaStar Life Insurance Company, Voya America Equities, Inc., Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolio, Inc., Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 14, 2017.)

(b)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
William T. Bainbridge, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and President
Anthony J. Brantzeg, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director, Senior Vice President and Actuary
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Michael S. Smith, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr., 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards, One Orange Way, Windsor, CT, 06095-4774	Senior Vice President
Robert L. Grubka, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
Heather H. Lavallee, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Kevin R. Socha, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
Matt Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Debra M. Bell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Chad M. Eslinger, 20 Washington Avenue South Minneapolis, Minnesota 55401	Vice President and Chief Compliance Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Laurie J. Rasanen, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Kevin J. Reimer, 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Radha V. Lakshminarayanan, 1475 Dunwoody Drive, West Chester, PA 19380	Vice President and Appointed Actuary
Amy Jo Wiese, Vice President, 699 Walnut Street, Des Moines, IA 50309	Vice President
Jennifer M. Ogren, 20 Washington Avenue South Minneapolis, Minnesota 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 61 to Registration Statement on Form N-4 for Separate Account C of Voya Retirement Insurance and Annuity Company (File No. 033-81216), as filed with the Securities and Exchange Commission on April 8, 2019.

Item 29	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with Voya America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

Other Activity. Voya America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

(b)	Management of Voya America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
William T. Bainbridge, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director
Laurie J. Rasanen, 699 Walnut Street, Des Moines, IA 50309	Director, President, Chief Executive Officer and Chief Operating Officer
James K. Ryan, 8 Duncan Lane, Bryn Mawr, PA 19010	Director
Michael S. Smith, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar, One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Kristine H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer/Financial and Operations Principal
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Carlo Bertucci, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Debra M. Bell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Keith J. Reimer, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Amy Jo Wiese, Vice President, 699 Walnut Street, Des Moines, IA 50309	Vice President
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Cynthia S. Craytor, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer

Name and Principal Business Address	Positions and Offices with Underwriter
James Ensley, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Andy M. Kallenberg, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Keith C. Watkins, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2017 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
Voya America Equities, Inc.				$3,739,735
*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records
Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.

Item 33	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to this Registration Statement on Form N-6 (File No. 333-69431) to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 17th of April, 2019.

SELECT*LIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	William Bainbridge*
William T. Bainbridge President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

William Bainbridge*	Director and President
William T. Bainbridge	(principal executive officer)

Tony Brantzeg*	Director
Anthony J. Brantzeg

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Charles P. Nelson*	Director	April
Charles P. Nelson		17, 2019

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

Kevin R. Socha*	Senior Vice President and Chief Financial Officer
Kevin R. Socha	(principal financial officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli
* Attorney-in-Fact

SELECT*LIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm

26(r)	Powers of Attorney